UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 10 of its series:

Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Classic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: January 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

January 31, 2020

Wells Fargo

Disciplined U.S. Core Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Disciplined U.S. Core Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined U.S. Core Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Disciplined U.S. Core Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Disciplined U.S. Core Fund  |  3

Letter to shareholders (unaudited)

encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Disciplined U.S. Core Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Justin Carr, CFA®‡

Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of January 31, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EVSAX)	2-28-1990	11.21	9.10	12.33	17.97	10.41	13.00	0.84	0.84

Class C (EVSTX)	6-30-1999	16.15	9.59	12.16	17.15	9.59	12.16	1.59	1.59

Class R (EVSHX)[4]	9-30-2015	–	–	–	17.71	10.14	12.69	1.09	1.09

Class R6 (EVSRX)[5]	9-30-2015	–	–	–	18.52	10.90	13.48	0.41	0.41

Administrator Class (EVSYX)	2-21-1995	–	–	–	18.07	10.54	13.16	0.76	0.74

Institutional Class (EVSIX)[6]	7-30-2010	–	–	–	18.47	10.83	13.44	0.51	0.48

S&P 500 Index[7]	–	–	–	–	21.68	12.37	13.97	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Disciplined U.S. Core Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[8]

Microsoft Corporation	5.11

Apple Incorporated	4.94

Amazon.com Incorporated	2.94

Johnson & Johnson	2.01

Alphabet Incorporated Class C	1.90

JPMorgan Chase & Company	1.85

Berkshire Hathaway Incorporated Class B	1.84

Alphabet Incorporated Class A	1.83

Visa Incorporated Class A	1.81

Facebook Incorporated Class A	1.62

Sector distribution as of January 31, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.87% for Class A, 1.62% for Class C, 1.12% for Class R, 0.43% for Class R6, 0.74% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[6]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[7]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Disciplined U.S. Core Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,077.33	$4.39	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%

Class C

Actual	$1,000.00	$1,073.24	$8.34	1.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%

Class R

Actual	$1,000.00	$1,075.88	$5.74	1.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%

Class R6

Actual	$1,000.00	$1,079.72	$2.20	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$2.14	0.42%

Administrator Class

Actual	$1,000.00	$1,077.90	$3.87	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%

Institutional Class

Actual	$1,000.00	$1,079.48	$2.51	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Disciplined U.S. Core Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.17%

Communication Services: 10.53%

Diversified Telecommunication Services: 2.94%
AT&T Incorporated	428,762	$16,130,022
Verizon Communications Incorporated	249,932	14,855,958

		30,985,980

Entertainment: 0.70%
Netflix Incorporated †	7,568	2,611,641
The Walt Disney Company	34,433	4,762,428

		7,374,069

Interactive Media & Services: 5.35%
Alphabet Incorporated Class A †	13,456	19,279,488
Alphabet Incorporated Class C †	13,991	20,066,312
Facebook Incorporated Class A †	84,759	17,113,690

		56,459,490

Media: 1.36%
Comcast Corporation Class A	108,516	4,686,806
Discovery Communications Incorporated Class A †«	192,474	5,631,789
News Corporation Class A	296,349	4,036,273

		14,354,868

Wireless Telecommunication Services: 0.18%
T-Mobile US Incorporated †	24,242	1,919,724

Consumer Discretionary: 9.28%

Automobiles: 0.70%
Ford Motor Company	385,302	3,398,364
General Motors Company	118,058	3,941,957

		7,340,321

Hotels, Restaurants & Leisure: 0.84%
Chipotle Mexican Grill Incorporated †	2,160	1,872,202
Starbucks Corporation	81,888	6,946,559

		8,818,761

Household Durables: 1.06%
D.R. Horton Incorporated	95,674	5,663,901
Pulte Group Incorporated	124,184	5,544,816

		11,208,717

Internet & Direct Marketing Retail: 2.94%
Amazon.com Incorporated †	15,441	31,016,646

Multiline Retail: 0.72%
Target Corporation	68,206	7,553,132

Specialty Retail: 2.09%
AutoZone Incorporated †	1,674	1,771,025
Best Buy Company Incorporated	75,661	6,407,730
The Home Depot Incorporated	60,817	13,872,358

		22,051,113

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Textiles, Apparel & Luxury Goods: 0.93%
Nike Incorporated Class B	102,195	$9,841,379

Consumer Staples: 7.11%

Beverages: 0.69%
The Coca-Cola Company	124,600	7,276,640

Food & Staples Retailing: 2.64%
Costco Wholesale Corporation	11,740	3,586,805
The Kroger Company	245,482	6,593,647
Walgreens Boots Alliance Incorporated	116,791	5,938,822
Walmart Incorporated	102,132	11,693,093

		27,812,367

Food Products: 1.49%
General Mills Incorporated	44,451	2,321,231
Lamb Weston Holdings Incorporated	33,286	3,039,345
Pilgrim’s Pride Corporation †	155,416	4,048,587
Tyson Foods Incorporated Class A	76,337	6,307,726

		15,716,889

Household Products: 1.53%
The Procter & Gamble Company	129,289	16,111,995

Personal Products: 0.39%
The Estee Lauder Companies Incorporated Class A	21,077	4,113,387

Tobacco: 0.37%
Philip Morris International Incorporated	47,970	3,967,119

Energy: 3.29%

Energy Equipment & Services: 0.21%
Schlumberger Limited	64,187	2,150,906

Oil, Gas & Consumable Fuels: 3.08%
Chevron Corporation	92,764	9,938,735
Exxon Mobil Corporation	214,762	13,341,015
Kinder Morgan Incorporated	165,765	3,459,516
Valero Energy Corporation	68,510	5,776,078

		32,515,344

Financials: 12.23%

Banks: 4.53%
Bank of America Corporation	199,052	6,534,877
Citigroup Incorporated	158,316	11,780,294
Citizens Financial Group Incorporated	78,864	2,940,050
JPMorgan Chase & Company	147,420	19,512,511
Popular Incorporated	39,297	2,199,060
Regions Financial Corporation	188,114	2,928,935
US Bancorp	34,896	1,857,165

		47,752,892

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Capital Markets: 1.54%
Ameriprise Financial Incorporated	33,795	$5,590,031
Morgan Stanley	80,130	4,187,594
Northern Trust Corporation	66,416	6,496,149

		16,273,774

Consumer Finance: 1.27%
Capital One Financial Corporation	75,961	7,580,908
Synchrony Financial	180,519	5,850,621

		13,431,529

Diversified Financial Services: 1.84%
Berkshire Hathaway Incorporated Class B †	86,324	19,373,695

Insurance: 3.05%
MetLife Incorporated	151,273	7,519,781
Prudential Financial Incorporated	67,783	6,172,320
Reinsurance Group of America Incorporated	36,854	5,308,819
The Hartford Financial Services Group Incorporated	105,424	6,249,535
The Progressive Corporation	85,046	6,862,362

		32,112,817

Health Care: 14.53%

Biotechnology: 2.55%
AbbVie Incorporated	119,653	9,694,286
Amgen Incorporated	44,603	9,636,478
Gilead Sciences Incorporated	120,489	7,614,905

		26,945,669

Health Care Equipment & Supplies: 3.16%
Abbott Laboratories	113,499	9,890,303
Baxter International Incorporated	36,855	3,288,203
Danaher Corporation	13,703	2,204,402
Edwards Lifesciences Corporation †	20,403	4,485,804
Medtronic plc	84,894	9,800,163
Zimmer Biomet Holdings Incorporated	24,540	3,629,466

		33,298,341

Health Care Providers & Services: 3.32%
AmerisourceBergen Corporation	46,254	3,957,492
Anthem Incorporated	28,401	7,534,217
Cardinal Health Incorporated	36,946	1,892,005
Humana Incorporated	9,228	3,102,823
McKesson Corporation	36,011	5,135,529
UnitedHealth Group Incorporated	49,125	13,384,106

		35,006,172

Health Care Technology: 0.47%
Veeva Systems Incorporated Class A †	33,677	4,937,385

Pharmaceuticals: 5.03%
Allergan plc	20,433	3,813,615
Bristol-Myers Squibb Company	154,801	9,744,723
Johnson & Johnson	142,119	21,157,256

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value

Pharmaceuticals (continued)
Merck & Company Incorporated	160,553	$13,717,648
Pfizer Incorporated	124,208	4,625,506

		53,058,748

Industrials: 7.75%

Aerospace & Defense: 2.47%
Arconic Incorporated	98,147	2,939,503
Lockheed Martin Corporation	10,263	4,393,796
Northrop Grumman Corporation	8,228	3,081,962
Raytheon Company	35,512	7,846,021
United Technologies Corporation	52,185	7,838,187

		26,099,469

Air Freight & Logistics: 0.64%
Expeditors International of Washington Incorporated	36,104	2,637,036
United Parcel Service Incorporated Class B	39,742	4,114,092

		6,751,128

Airlines: 1.03%
Delta Air Lines Incorporated	120,547	6,719,290
United Airlines Holdings Incorporated †	54,820	4,100,536

		10,819,826

Commercial Services & Supplies: 0.58%
Waste Management Incorporated	50,209	6,110,435

Construction & Engineering: 0.55%
Quanta Services Incorporated	147,008	5,755,363

Electrical Equipment: 0.68%
AMETEK Incorporated	40,339	3,918,934
Eaton Corporation plc	34,829	3,290,296

		7,209,230

Industrial Conglomerates: 0.10%
Honeywell International Incorporated	5,981	1,036,029

Machinery: 1.02%
Caterpillar Incorporated	25,149	3,303,321
Cummins Incorporated	27,855	4,455,964
PACCAR Incorporated	39,807	2,954,077

		10,713,362

Professional Services: 0.15%
Robert Half International Incorporated	27,145	1,579,025

Trading Companies & Distributors: 0.53%
W.W. Grainger Incorporated	18,544	5,612,712

Information Technology: 24.44%

Communications Equipment: 1.17%
Cisco Systems Incorporated	268,814	12,357,380

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  11

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components: 0.65%
CDW Corporation of Delaware	8,769	$1,143,916
Keysight Technologies Incorporated †	46,705	4,343,098
Zebra Technologies Corporation Class A †	5,635	1,346,878

		6,833,892

IT Services: 5.67%
Accenture plc Class A	48,243	9,899,946
Amdocs Limited	58,355	4,198,642
Cognizant Technology Solutions Corporation Class A	30,247	1,856,561
International Business Machines Corporation	41,291	5,934,755
KBR Incorporated	135,832	3,694,630
MasterCard Incorporated Class A	25,804	8,152,516
PayPal Holdings Incorporated †	44,797	5,101,930
VeriSign Incorporated †	9,189	1,912,598
Visa Incorporated Class A	95,723	19,046,005

		59,797,583

Semiconductors & Semiconductor Equipment: 4.26%
Applied Materials Incorporated	49,362	2,862,502
Broadcom Incorporated	31,573	9,634,817
Intel Corporation	235,503	15,055,707
KLA-Tencor Corporation	5,865	972,065
Micron Technology Incorporated †	146,116	7,757,298
QUALCOMM Incorporated	101,631	8,670,141

		44,952,530

Software: 7.30%
Cadence Design Systems Incorporated †	48,494	3,496,902
Fortinet Incorporated †	18,143	2,092,976
Intuit Incorporated	28,115	7,882,884
Microsoft Corporation	316,614	53,897,201
Oracle Corporation	116,229	6,096,211
Salesforce.com Incorporated †	19,095	3,481,209

		76,947,383

Technology Hardware, Storage & Peripherals: 5.39%
Apple Incorporated	168,321	52,097,033
HP Incorporated	221,256	4,717,178

		56,814,211

Materials: 1.32%

Chemicals: 0.56%
Linde plc	5,066	1,029,057
LyondellBasell Industries NV Class A	63,207	4,921,297

		5,950,354

Metals & Mining: 0.76%
Nucor Corporation	99,101	4,706,306
Reliance Steel & Aluminum Company	28,888	3,316,342

		8,022,648

Real Estate: 3.72%

Equity REITs: 3.72%
American Tower Corporation	42,912	9,944,427
AvalonBay Communities Incorporated	23,714	5,138,587

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2020 (unaudited)

			Shares	Value

Equity REITs (continued)
Crown Castle International Corporation			31,459	$4,713,817
Equinix Incorporated			13,087	7,717,797
Prologis Incorporated			85,695	7,959,352
SBA Communications Corporation			14,976	3,737,411

				39,211,391

Utilities: 2.97%

Electric Utilities: 1.24%
Eversource Energy			23,856	2,205,249
Exelon Corporation			158,569	7,546,299
The Southern Company			47,628	3,353,011

				13,104,559

Independent Power & Renewable Electricity Producers: 0.99%
NRG Energy Incorporated			146,592	5,407,779
Vistra Energy Corporation			225,336	5,074,567

				10,482,346

Multi-Utilities: 0.74%
Dominion Energy Incorporated			44,848	3,845,716
DTE Energy Company			29,411	3,900,193

				7,745,909

Total Common Stocks (Cost $676,068,504)				1,024,686,634

	Yield
Short-Term Investments: 0.80%

Investment Companies: 0.68%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%		1,512,474	1,512,625
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51		5,701,170	5,701,170

				7,213,795

		Maturity date	Principal
U.S. Treasury Securities: 0.12%
U.S. Treasury Bill #(z)	1.48	7-30-2020	$1,217,000	1,207,981

Total Short-Term Investments (Cost $8,421,811)				8,421,776

Total investments in securities (Cost $684,490,315)	97.97%	1,033,108,410

Other assets and liabilities, net	2.03	21,383,247

Total net assets	100.00%	$1,054,491,657

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  13

Portfolio of investments—January 31, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	157	3-20-2020	$25,769,588	$25,308,400	$0	$(461,188)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	4,463,040	56,545,733	(59,496,299)	1,512,474	($130)	$0	$52,003	#	$1,512,625
Wells Fargo Government Money Market Fund Select Class	7,316,959	131,276,494	(132,892,283)	5,701,170	0	0	54,460		5,701,170

					($130)	$0	$106,463		$7,213,795	0.68%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Disciplined U.S. Core Fund

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $1,472,064 of securities loaned), at value (cost $677,276,520)	$1,025,894,615
Investments in affiliated securities, at value (cost $7,213,795)	7,213,795
Receivable for investments sold	22,707,108
Receivable for Fund shares sold	636,051
Receivable for dividends	1,279,578
Receivable for securities lending income, net	991
Prepaid expenses and other assets	246,430

Total assets	1,057,978,568

Liabilities
Payable upon receipt of securities loaned	1,512,549
Payable for Fund shares redeemed	906,421
Payable for daily variation margin on open futures contracts	461,972
Management fee payable	331,195
Administration fees payable	132,866
Distribution fees payable	24,068
Trustees’ fees and expenses payable	5,630
Accrued expenses and other liabilities	112,210

Total liabilities	3,486,911

Total net assets	$1,054,491,657

Net assets consist of
Paid-in capital	$659,911,046
Total distributable earnings	394,580,611

Total net assets	$1,054,491,657

Computation of net asset value and offering price per share
Net assets – Class A	$439,643,239
Shares outstanding – Class A1	24,626,191
Net asset value per share – Class A	$17.85
Maximum offering price per share – Class A2	$18.94
Net assets – Class C	$35,850,508
Shares outstanding – Class C1	2,182,238
Net asset value per share – Class C	$16.43
Net assets – Class R	$3,147,946
Shares outstanding – Class R1	174,588
Net asset value per share – Class R	$18.03
Net assets – Class R6	$326,427,255
Shares outstanding – Class R6[1]	17,828,914
Net asset value per share – Class R6	$18.31
Net assets – Administrator Class	$59,186,011
Shares outstanding – Administrator Class[1]	3,217,681
Net asset value per share – Administrator Class	$18.39
Net assets – Institutional Class	$190,236,698
Shares outstanding – Institutional Class[1]	10,493,386
Net asset value per share – Institutional Class	$18.13

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  15

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,724)	$11,857,941
Income from affiliated securities	64,760

Total investment income	11,922,701

Expenses
Management fee	1,898,427
Administration fees
Class A	464,165
Class C	39,350
Class R	3,351
Class R6	47,780
Administrator Class	39,123
Institutional Class	148,608
Shareholder servicing fees
Class A	552,578
Class C	46,846
Class R	3,990
Administrator Class	75,236
Distribution fees
Class C	140,455
Class R	3,979
Custody and accounting fees	30,575
Professional fees	27,214
Registration fees	55,800
Shareholder report expenses	60,364
Trustees’ fees and expenses	10,864
Interest expense	2,640
Other fees and expenses	40,816

Total expenses	3,692,161
Less: Fee waivers and/or expense reimbursements
Class A	(12,920)
Class C	(9)
Administrator Class	(10,528)
Institutional Class	(44,705)

Net expenses	3,623,999

Net investment income	8,298,702

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	46,959,422
Affiliated securities	(130)

Net realized gains on investments	46,959,292

Net change in unrealized gains (losses) on
Unaffiliated securities	23,196,022
Futures contracts	(461,188)

Net change in unrealized gains (losses) on investments	22,734,834

Net realized and unrealized gains (losses) on investments	69,694,126

Net increase in net assets resulting from operations	$77,992,828

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Disciplined U.S. Core Fund

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment income		$8,298,702		$20,796,365
Net realized gains on investments		46,959,292		27,061,264
Net change in unrealized gains (losses) on investments		22,734,834		(3,387,087)

Net increase in net assets resulting from operations		77,992,828		44,470,542

Distributions to shareholders from net investment income and net realized gains
Class A		(18,684,889)		(27,282,105)
Class C		(1,266,022)		(2,771,228)
Class R		(125,676)		(201,547)
Class R6		(13,828,583)		(25,476,362)
Administrator Class		(2,526,202)		(3,946,556)
Institutional Class		(9,162,742)		(24,186,334)

Total distributions to shareholders		(45,594,114)		(83,864,132)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	544,217	9,619,200	1,886,725	30,921,236
Class C	63,471	1,033,073	472,068	6,869,156
Class R	10,310	183,174	37,989	635,336
Class R6	1,870,963	34,914,156	3,079,018	48,714,888
Administrator Class	84,827	1,532,305	426,111	7,266,082
Institutional Class	632,858	11,325,042	4,282,122	73,227,240

		58,606,950		167,633,938

Reinvestment of distributions
Class A	983,735	17,558,389	1,648,190	25,532,516
Class C	71,599	1,167,986	177,775	2,524,825
Class R	6,899	124,243	12,745	199,335
Class R6	704,180	12,911,375	1,506,629	23,955,923
Administrator Class	122,595	2,255,074	235,868	3,758,071
Institutional Class	466,053	8,456,868	1,264,383	19,892,703

		42,473,935		75,863,373

Payment for shares redeemed
Class A	(2,022,678)	(35,729,893)	(5,568,268)	(92,539,888)
Class C	(395,372)	(6,353,643)	(1,440,204)	(21,524,938)
Class R	(21,860)	(389,351)	(55,966)	(904,117)
Class R6	(3,925,366)	(70,925,354)	(9,937,174)	(168,483,143)
Administrator Class	(293,245)	(5,394,843)	(2,534,639)	(43,971,874)
Institutional Class	(6,861,437)	(121,425,461)	(12,205,371)	(203,720,141)

		(240,218,545)		(531,144,101)

Net decrease in net assets resulting from capital share transactions		(139,137,660)		(287,646,790)

Total decrease in net assets		(106,738,946)		(327,040,380)

Net assets
Beginning of period		1,161,230,603		1,488,270,983

End of period		$1,054,491,657		$1,161,230,603

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.29	$17.70	$16.30	$14.50	$15.45	$16.29
Net investment income	0.12 [1]	0.25	0.24	0.22	0.21	0.21
Net realized and unrealized gains (losses) on investments	1.21	0.38	1.90	1.94	0.47	1.60

Total from investment operations	1.33	0.63	2.14	2.16	0.68	1.81
Distributions to shareholders from
Net investment income	(0.33)	(0.19)	(0.15)	(0.15)	(0.19)	(0.16)
Net realized gains	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)

Total distributions to shareholders	(0.77)	(1.04)	(0.74)	(0.36)	(1.63)	(2.65)
Net asset value, end of period	$17.85	$17.29	$17.70	$16.30	$14.50	$15.45
Total return[2]	7.73%	4.31%	13.28%	15.12%	5.22%	12.01%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.83%	0.85%	0.87%	0.89%
Net expenses	0.84%	0.84%	0.83%	0.85%	0.87%	0.89%
Net investment income	1.33%	1.40%	1.33%	1.45%	1.60%	1.43%
Supplemental data
Portfolio turnover rate	32%	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$439,643	$434,367	$480,602	$467,491	$412,629	$331,123

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.85	$16.28	$15.04	$13.45	$14.50	$15.47
Net investment income	0.06	0.12	0.09	0.10	0.14	0.13
Net realized and unrealized gains (losses) on investments	1.10	0.35	1.76	1.79	0.38	1.48

Total from investment operations	1.16	0.47	1.85	1.89	0.52	1.61
Distributions to shareholders from
Net investment income	(0.14)	(0.05)	(0.02)	(0.09)	(0.13)	(0.09)
Net realized gains	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)

Total distributions to shareholders	(0.58)	(0.90)	(0.61)	(0.30)	(1.57)	(2.58)
Net asset value, end of period	$16.43	$15.85	$16.28	$15.04	$13.45	$14.50
Total return[1]	7.32%	3.59%	12.41%	14.27%	4.43%	11.18%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.59%	1.58%	1.60%	1.62%	1.64%
Net expenses	1.60%	1.59%	1.58%	1.60%	1.62%	1.64%
Net investment income	0.58%	0.66%	0.58%	0.69%	0.82%	0.66%
Supplemental data
Portfolio turnover rate	32%	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$35,851	$38,708	$52,647	$54,054	$46,801	$20,680

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R		2019	2018	2017	2016[1]
Net asset value, beginning of period	$17.44	$17.88	$16.51	$14.77	$14.62
Net investment income	0.10	0.19 [2]	0.18 [2]	0.17 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	1.22	0.41	1.94	1.99	1.72

Total from investment operations	1.32	0.60	2.12	2.16	1.85
Distributions to shareholders from
Net investment income	(0.29)	(0.19)	(0.16)	(0.21)	(0.26)
Net realized gains	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)

Total distributions to shareholders	(0.73)	(1.04)	(0.75)	(0.42)	(1.70)
Net asset value, end of period	$18.03	$17.44	$17.88	$16.51	$14.77
Total return[3]	7.59%	4.07%	12.97%	14.86%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.08%	1.10%	1.12%
Net expenses	1.10%	1.09%	1.08%	1.10%	1.12%
Net investment income	1.08%	1.15%	1.04%	1.10%	1.12%
Supplemental data
Portfolio turnover rate	32%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$3,148	$3,126	$3,298	$2,001	$201

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017	2016[1]
Net asset value, beginning of period	$17.76	$18.17	$16.71	$14.86	$14.62
Net investment income	0.20	0.32	0.30 [2]	0.28 [2]	0.22 [2]
Net realized and unrealized gains (losses) on investments	1.21	0.40	1.97	1.99	1.72

Total from investment operations	1.41	0.72	2.27	2.27	1.94
Distributions to shareholders from
Net investment income	(0.42)	(0.28)	(0.22)	(0.21)	(0.26)
Net realized gains	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)

Total distributions to shareholders	(0.86)	(1.13)	(0.81)	(0.42)	(1.70)
Net asset value, end of period	$18.31	$17.76	$18.17	$16.71	$14.86
Total return[3]	7.97%	4.77%	13.78%	15.56%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.41%	0.40%	0.42%	0.44%
Net expenses	0.42%	0.41%	0.40%	0.42%	0.43%
Net investment income	1.76%	1.84%	1.71%	1.77%	1.88%
Supplemental data
Portfolio turnover rate	32%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$326,427	$340,606	$445,678	$41,770	$4,024

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.80	$18.17	$16.71	$14.85	$15.80	$16.60
Net investment income	0.13 [1]	0.26 [1]	0.25 [1]	0.25 [1]	0.24 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	1.25	(0.41)	1.97	1.98	0.48	1.63

Total from investment operations	1.38	0.67	2.22	2.23	0.72	1.88
Distributions to shareholders from
Net investment income	(0.35)	(0.19)	(0.17)	(0.16)	(0.23)	(0.19)
Net realized gains	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)

Total distributions to shareholders	(0.79)	(1.04)	(0.76)	(0.37)	(1.67)	(2.68)
Net asset value, end of period	$18.39	$17.80	$18.17	$16.71	$14.85	$15.80
Total return[2]	7.79%	4.43%	13.40%	15.24%	5.36%	12.20%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.75%	0.77%	0.78%	0.74%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.73%
Net investment income	1.44%	1.50%	1.42%	1.60%	1.71%	1.58%
Supplemental data
Portfolio turnover rate	32%	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$59,186	$58,808	$94,058	$94,294	$116,807	$63,544

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.57	$17.98	$16.55	$14.72	$15.66	$16.47
Net investment income	0.16 [1]	0.30 [1]	0.28	0.27 [1]	0.28 [1]	0.30
Net realized and unrealized gains (losses) on investments	1.23	0.40	1.95	1.98	0.47	1.61

Total from investment operations	1.39	0.70	2.23	2.25	0.75	1.91
Distributions to shareholders from
Net investment income	(0.39)	(0.26)	(0.21)	(0.21)	(0.25)	(0.23)
Net realized gains	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)	(2.49)

Total distributions to shareholders	(0.83)	(1.11)	(0.80)	(0.42)	(1.69)	(2.72)
Net asset value, end of period	$18.13	$17.57	$17.98	$16.55	$14.72	$15.66
Total return[2]	7.95%	4.69%	13.65%	15.51%	5.64%	12.55%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.51%	0.50%	0.52%	0.54%	0.47%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.47%
Net investment income	1.74%	1.77%	1.67%	1.76%	1.96%	1.86%
Supplemental data
Portfolio turnover rate	32%	63%	73%	60%	52%	53%
Net assets, end of period (000s omitted)	$190,237	$285,616	$411,988	$353,573	$163,674	$109,901

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  23

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the

24  |  Wells Fargo Disciplined U.S. Core Fund

Notes to financial statements (unaudited)

prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $686,706,810 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$359,375,345

Gross unrealized losses	(13,434,933)

Net unrealized gains	$345,940,412

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Disciplined U.S. Core Fund  |  25

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$111,094,131	$0	$0	$111,094,131

Consumer discretionary	97,830,069	0	0	97,830,069

Consumer staples	74,998,397	0	0	74,998,397

Energy	34,666,250	0	0	34,666,250

Financials	128,944,707	0	0	128,944,707

Health care	153,246,315	0	0	153,246,315

Industrials	81,686,579	0	0	81,686,579

Information technology	257,702,979	0	0	257,702,979

Materials	13,973,002	0	0	13,973,002

Real estate	39,211,391	0	0	39,211,391

Utilities	31,332,814	0	0	31,332,814

Short-term investments

Investment companies	7,213,795	0	0	7,213,795

U.S. Treasury securities	1,207,981	0	0	1,207,981

Total assets	$1,033,108,410	$0	$0	$1,033,108,410

Liabilities

Futures contracts	$461,188	$0	$0	$461,188

Total liabilities	$461,188	$0	$0	$461,188

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.350%

Next $4 billion	0.325

Next $5 billion	0.290

Over $10 billion	0.280

26  |  Wells Fargo Disciplined U.S. Core Fund

Notes to financial statements (unaudited)

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.43% for Class R6 shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $2,509 from the sale of Class A shares and $40 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $345,068,929 and $545,762,945, respectively.

Wells Fargo Disciplined U.S. Core Fund  |  27

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

BNP Paribas Securities Corp.	$1,472,064	$(1,472,064)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2020, the Fund entered into futures contracts for to gain market exposure. The Fund had an average notional amount of $280,104 in long futures contracts during the six months ended January 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended January 31, 2020, the Fund had average borrowings outstanding of $76,968 (on an annual basis) at an average rate of 3.43% and paid interest in the amount of $2,640.

9. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is

28  |  Wells Fargo Disciplined U.S. Core Fund

Notes to financial statements (unaudited)

permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

12. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

Wells Fargo Disciplined U.S. Core Fund  |  29

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Wells Fargo Disciplined U.S. Core Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Disciplined U.S. Core Fund  |  31

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Wells Fargo Disciplined U.S. Core Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

Wells Fargo Disciplined U.S. Core Fund  |  33

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

34  |  Wells Fargo Disciplined U.S. Core Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-03812 03-20

SA203/SAR203 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo Endeavor Select Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Endeavor Select Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Endeavor Select Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Endeavor Select Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Endeavor Select Fund  |  3

Letter to shareholders (unaudited)

their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Endeavor Select Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STAEX)	12-29-2000	23.22	14.50	14.67	30.74	15.87	15.35	1.30	1.03

Class C (WECCX)	12-29-2000	28.41	14.96	14.46	29.41	14.96	14.46	2.05	1.78

Class R6 (WECRX)[3]	9-20-2019	–	–	–	31.14	16.33	15.83	0.87	0.60

Administrator Class (WECDX)	4-8-2005	–	–	–	30.70	16.09	15.60	1.22	0.94

Institutional Class (WFCIX)	4-8-2005	–	–	–	31.01	16.31	15.82	0.97	0.70

Russell 1000® Growth Index[4]	–	–	–	–	27.94	15.49	15.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, focused portfolio risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Endeavor Select Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[5]

Microsoft Corporation	10.25

Amazon.com Incorporated	6.21

Alphabet Incorporated Class A	6.01

Visa Incorporated Class A	4.89

UnitedHealth Group Incorporated	3.86

ServiceNow Incorporated	3.03

The Home Depot Incorporated	2.98

Global Payments Incorporated	2.95

Waste Connections Incorporated	2.91

Union Pacific Corporation	2.83

Sector distribution as of January 31, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.03% for Class A, 1.78% for Class C, 0.60% for Class R6, 0.94% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Endeavor Select Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,106.46	$5.35	1.01%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13	1.01%

Class C

Actual	$1,000.00	$1,099.76	$9.55	1.81%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.17	1.81%

Class R6

Actual	$1,000.00	$1,108.20	$3.18	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%

Administrator Class

Actual	$1,000.00	$1,105.61	$5.03	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%

Institutional Class

Actual	$1,000.00	$1,107.09	$3.92	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Endeavor Select Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.20%

Communication Services: 12.35%

Entertainment: 2.75%
Netflix Incorporated †	10,800	$3,726,972
Nintendo Company Limited ADR	65,250	2,994,975

		6,721,947

Interactive Media & Services: 9.60%
Alphabet Incorporated Class A †	10,257	14,696,024
Alphabet Incorporated Class C †	1,250	1,792,788
IAC Corporation †	16,100	3,921,799
Tencent Holdings Limited ADR	63,950	3,063,845

		23,474,456

Consumer Discretionary: 13.68%

Auto Components: 1.33%
Aptiv plc	38,350	3,251,697

Automobiles: 1.52%
Ferrari NV	22,000	3,714,040

Internet & Direct Marketing Retail: 7.85%
Amazon.com Incorporated †	7,558	15,181,906
MercadoLibre Incorporated †	6,050	4,011,150

		19,193,056

Specialty Retail: 2.98%
The Home Depot Incorporated	31,916	7,280,040

Financials: 6.74%

Capital Markets: 6.74%
Intercontinental Exchange Incorporated	66,490	6,631,713
Raymond James Financial Incorporated	41,800	3,821,774
S&P Global Incorporated	20,541	6,033,508

		16,486,995

Health Care: 16.14%

Health Care Equipment & Supplies: 9.61%
Alcon Incorporated †	72,450	4,270,203
Boston Scientific Corporation †	139,000	5,819,930
DexCom Incorporated †	19,550	4,706,663
Edwards Lifesciences Corporation †	17,250	3,792,584
Intuitive Surgical Incorporated †	8,750	4,898,074

		23,487,454

Health Care Providers & Services: 3.86%
UnitedHealth Group Incorporated	34,647	9,439,575

Pharmaceuticals: 2.67%
Merck & Company Incorporated	76,450	6,531,888

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Endeavor Select Fund

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value

Industrials: 8.03%

Commercial Services & Supplies: 5.20%
Cintas Corporation		20,100	$5,607,297
Waste Connections Incorporated		73,840	7,111,530

			12,718,827

Road & Rail: 2.83%
Union Pacific Corporation		38,500	6,907,670

Information Technology: 32.34%

Communications Equipment: 2.50%
Motorola Solutions Incorporated		34,600	6,124,200

IT Services: 14.53%
Fiserv Incorporated †		50,694	6,012,815
FleetCor Technologies Incorporated †		12,600	3,971,898
Global Payments Incorporated		36,943	7,220,509
PayPal Holdings Incorporated †		55,700	6,343,673
Visa Incorporated Class A		60,128	11,963,668

			35,512,563

Software: 15.31%
Autodesk Incorporated †		25,300	4,980,305
Microsoft Corporation		147,181	25,054,622
ServiceNow Incorporated †		21,880	7,400,472

			37,435,399

Materials: 6.26%

Chemicals: 4.70%
Air Products & Chemicals Incorporated		22,100	5,275,491
The Sherwin-Williams Company		11,150	6,210,439

			11,485,930

Construction Materials: 1.56%
Vulcan Materials Company		26,900	3,809,847

Real Estate: 1.66%

Equity REITs: 1.66%
SBA Communications Corporation		16,300	4,067,828

Total Common Stocks (Cost $117,908,448)			237,643,412

	Yield
Short-Term Investments: 2.96%

Investment Companies: 2.96%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51%	7,239,663	7,239,663

Total Short-Term Investments (Cost $7,239,663)			7,239,663

Total investments in securities (Cost $125,148,111)	100.16%	244,883,075

Other assets and liabilities, net	(0.16)	(388,189)

Total net assets	100.00%	$244,494,886

The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	23,449,037	(23,449,037)	0	$251	$0	$11,766	#	$0
Wells Fargo Government Money Market Fund Select Class	4,314,739	31,806,357	(28,881,433)	7,239,663	0	0	39,283		7,239,663

					$251	$0	$51,049		$7,239,663	2.96%

*	No longer held at the end of the period.

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Endeavor Select Fund

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $117,908,448)	$237,643,412
Investments in affiliated securities, at value (cost $7,239,663)	7,239,663
Receivable for Fund shares sold	432,408
Receivable for dividends	40,401
Prepaid expenses and other assets	168,349

Total assets	245,524,233

Liabilities
Payable for investments purchased	559,332
Payable for Fund shares redeemed	263,052
Overdraft due to custodian bank	506
Management fee payable	108,315
Administration fees payable	32,017
Distribution fee payable	2,584
Trustees’ fees and expenses payable	11,112
Accrued expenses and other liabilities	52,429

Total liabilities	1,029,347

Total net assets	$244,494,886

Net assets consist of
Paid-in capital	$120,425,612
Total distributable earnings	124,069,274

Total net assets	$244,494,886

Computation of net asset value and offering price per share
Net assets – Class A	$107,422,632
Shares outstanding – Class A1	12,780,241
Net asset value per share – Class A	$8.41
Maximum offering price per share – Class A2	$8.92
Net assets – Class C	$3,945,605
Shares outstanding – Class C1	868,431
Net asset value per share – Class C	$4.54
Net assets – Class R6	$49,780,945
Shares outstanding – Class R6[1]	5,019,019
Net asset value per share – Class R6	$9.92
Net assets – Administrator Class	$8,127,085
Shares outstanding – Administrator Class[1]	872,586
Net asset value per share – Administrator Class	$9.31
Net assets – Institutional Class	$75,218,619
Shares outstanding – Institutional Class[1]	7,589,233
Net asset value per share – Institutional Class	$9.91

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  11

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,074)	$727,209
Income from affiliated securities	41,482

Total investment income	768,691

Expenses
Management fee	726,380
Administration fees
Class A	84,174
Class C	3,715
Class R6	5,213	¹
Administrator Class	4,019
Institutional Class	52,768
Shareholder servicing fees
Class A	100,207
Class C	4,423
Administrator Class	7,728
Distribution fee
Class C	13,187
Custody and accounting fees	7,085
Professional fees	23,142
Registration fees	30,575
Shareholder report expenses	17,836
Trustees’ fees and expenses	11,522
Other fees and expenses	6,317

Total expenses	1,098,291
Less: Fee waivers and/or expense reimbursements
Fund-level	(225,438)

Net expenses	872,853

Net investment loss	(104,162)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	8,466,153
Affiliated securities	251

Net realized gains on investments	8,466,404
Net change in unrealized gains (losses) on investments	16,081,391

Net realized and unrealized gains (losses) on investments	24,547,795

Net increase in net assets resulting from operations	$24,443,633

¹	For the period from September 20, 2019 (commencement of class operations) to January 31, 2020

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Endeavor Select Fund

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)				Year ended July 31, 2019

Operations
Net investment loss			$(104,162)			$(39,219)
Net realized gains on investments			8,466,404			21,279,816
Net change in unrealized gains (losses) on investments			16,081,391			(3,421,390)

Net increase in net assets resulting from operations			24,443,633			17,819,207

Distributions to shareholders from net investment income and net realized gains
Class A			(9,193,804)			(3,430,850)
Class C			(639,884)			(1,168,306)
Class R6			(3,817,296	)¹		N/A
Administrator Class			(594,711)			(567,258)
Institutional Class			(5,072,891)			(23,115,770)

Total distributions to shareholders			(19,318,586)			(28,282,184)

Capital share transactions	Shares				Shares
Proceeds from shares sold
Class A	942,408		7,867,167		695,352	5,403,334
Class C	145,959		675,963		135,403	567,944
Class R6	5,124,083	¹	49,146,447	¹	N/A	N/A
Administrator Class	78,959		732,219		17,483	134,106
Institutional Class	2,259,074		21,803,460		927,530	8,358,983

			80,225,256			14,464,367

Reinvestment of distributions
Class A	1,136,944		8,970,487		460,780	3,073,403
Class C	145,449		621,069		298,729	1,168,031
Class R6	410,012	¹	3,813,107	¹	N/A	N/A
Administrator Class	67,574		590,592		77,420	566,717
Institutional Class	543,524		5,054,778		2,976,014	23,004,592

			19,050,033			27,812,743

Payment for shares redeemed
Class A	(1,377,045)		(11,351,918)		(731,194)	(5,639,781)
Class C	(265,559)		(1,188,926)		(585,440)	(2,522,025)
Class R6	(770,459	)¹	(7,583,017	)¹	N/A	N/A
Administrator Class	(96,942)		(891,161)		(114,882)	(964,193)
Institutional Class	(7,534,310)		(72,317,278)		(5,242,746)	(47,188,366)

			(93,332,300)			(56,314,365)

Net asset value of shares issued in acquisition
Class A	9,924,795		82,227,900		0	0
Class C	406,964		1,963,250		0	0
Class R6	255,383¹		2,459,686¹		N/A	N/A
Administrator Class	539,878		4,913,234		0	0
Institutional Class	1,198,969		11,547,626		0	0

			103,111,696			0

Net increase (decrease) in net assets resulting from capital share transactions			109,054,685			(14,037,255)

Total increase (decrease) in net assets			114,179,732			(24,500,232)

Net assets
Beginning of period			130,315,154			154,815,386

End of period			$244,494,886			$130,315,154

¹	For the period from September 20, 2019 (commencement of class operations) to January 31, 2020

The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.33	$9.43	$9.09	$8.96	$13.74	$14.13
Net investment loss	(0.01)[1]	(0.03)[1]	(0.04)[1]	(0.03)[1]	(0.04)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	0.85	0.97	2.23	1.49	(0.14)	1.65

Total from investment operations	0.84	0.94	2.19	1.46	(0.18)	1.57
Distributions to shareholders from
Net realized gains	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Net asset value, end of period	$8.41	$8.33	$9.43	$9.09	$8.96	$13.74
Total return[2]	10.65%	15.37%	27.35%	19.39%	(0.07)%	12.14%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.30%	1.25%	1.22%	1.28%	1.24%
Net expenses	1.01%	1.20%	1.20%	1.20%	1.20%	1.23%
Net investment loss	(0.32)%	(0.35)%	(0.49)%	(0.33)%	(0.36)%	(0.55)%
Supplemental data
Portfolio turnover rate	6%	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$107,423	$17,940	$16,301	$12,953	$18,498	$26,197

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Endeavor Select Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$4.86	$6.46	$6.80	$7.09	$11.93	$12.61
Net investment loss	(0.03)[1]	(0.06)[1]	(0.08)[1]	(0.07)[1]	(0.09)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	0.47	0.50	1.59	1.11	(0.15)	1.44

Total from investment operations	0.44	0.44	1.51	1.04	(0.24)	1.28
Distributions to shareholders from
Net realized gains	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Net asset value, end of period	$4.54	$4.86	$6.46	$6.80	$7.09	$11.93
Total return[2]	9.98%	14.51%	26.43%	18.46%	(0.76)%	11.21%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.05%	2.00%	1.97%	2.03%	1.99%
Net expenses	1.81%	1.95%	1.95%	1.95%	1.95%	1.99%
Net investment loss	(1.05)%	(1.12)%	(1.22)%	(1.08)%	(1.11)%	(1.32)%
Supplemental data
Portfolio turnover rate	6%	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$3,946	$2,116	$3,792	$3,676	$4,845	$6,914

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  15

Financial highlights

(For a share outstanding throughout the period)

Six months ended January 31, 2020[1] (unaudited)
CLASS R6
Net asset value, beginning of period	$9.63
Net investment income	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	1.05

Total from investment operations	1.05
Distributions to shareholders from
Net realized gains	(0.76)
Net asset value, end of period	$9.92
Total return[4]	11.40%
Ratios to average net assets (annualized)
Gross expenses	0.81%
Net expenses	0.60%
Net investment income	0.07%
Supplemental data
Portfolio turnover rate	6%
Net assets, end of period (000s omitted)	$49,781

[1]	For the period from September 20, 2019 (commencement of class operations) to January 31, 2020

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Endeavor Select Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.15	$10.12	$9.62	$9.38	$14.13	$14.45
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.03)[1]	(0.01)[1]	0.01 [1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.93	1.08	2.38	1.58	(0.16)	1.69

Total from investment operations	0.92	1.07	2.35	1.57	(0.15)	1.64
Distributions to shareholders from
Net realized gains	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)
Net asset value, end of period	$9.31	$9.15	$10.12	$9.62	$9.38	$14.13
Total return[2]	10.56%	15.63%	27.55%	19.71%	0.16%	12.38%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.21%	1.16%	1.14%	1.14%	1.05%
Net expenses	0.95%	1.00%	1.00%	1.00%	1.00%	0.99%
Net investment income (loss)	(0.23)%	(0.16)%	(0.28)%	(0.12)%	0.06%	(0.32)%
Supplemental data
Portfolio turnover rate	6%	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$8,127	$2,590	$3,068	$3,695	$5,254	$42,776

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.68	$10.57	$9.95	$9.65	$14.39	$14.65
Net investment income (loss)	0.00 [1,2]	0.00 [1,2]	(0.01)[1]	0.00 [1,2]	0.00 [1,2]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	0.99	1.15	2.49	1.64	(0.14)	1.71

Total from investment operations	0.99	1.15	2.48	1.64	(0.14)	1.70
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.01)	0.00	0.00
Net realized gains	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)	(1.96)

Total distributions to shareholders	(0.76)	(2.04)	(1.86)	(1.34)	(4.60)	(1.96)
Net asset value, end of period	$9.91	$9.68	$10.57	$9.95	$9.65	$14.39
Total return[3]	10.71%	15.76%	28.01%	19.87%	0.27%	12.63%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.97%	0.92%	0.89%	0.95%	0.81%
Net expenses	0.74%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.09%	0.05%	(0.08)%	0.05%	0.04%	(0.09)%
Supplemental data
Portfolio turnover rate	6%	20%	36%	59%	79%	126%
Net assets, end of period (000s omitted)	$75,219	$107,670	$131,655	$144,199	$162,935	$221,801

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Endeavor Select Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Endeavor Select Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the

Wells Fargo Endeavor Select Fund  |  19

Notes to financial statements (unaudited)

securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $126,067,391 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$119,396,209

Gross unrealized losses	(580,525)

Net unrealized gains	$118,815,684

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo Endeavor Select Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$30,196,403	$0	$0	$30,196,403

Consumer discretionary	33,438,833	0	0	33,438,833

Financials	16,486,995	0	0	16,486,995

Health care	39,458,917	0	0	39,458,917

Industrials	19,626,497	0	0	19,626,497

Information technology	79,072,162	0	0	79,072,162

Materials	15,295,777	0	0	15,295,777

Real estate	4,067,828	0	0	4,067,828

Short-term investments

Investment companies	7,239,663	0	0	7,239,663

Total assets	$244,883,075	$0	$0	$244,883,075

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.700%

Next $500 million	0.675

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $3 billion	0.590

Next $2 billion	0.565

Next $2 billion	0.555

Next $4 billion	0.530

Over $16 billion	0.505

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Wells Fargo Endeavor Select Fund  |  21

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class C shares, 0.60% for Class R6 shares, 0.94% for Administrator Class shares, and 0.70% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2019, the Fund’s expenses were capped at 1.20% for Class A shares, 1.95% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $2,040 from the sale of Class A shares and $70 in contingent deferred sales charges from redemptions of Class C. No contingent deferred sales charges were incurred by Class A for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $11,549,001 and $25,775,280, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is

22  |  Wells Fargo Endeavor Select Fund

Notes to financial statements (unaudited)

managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund did not have any securities on loan.

7. ACQUISITION

After the close of business on September 20, 2019, the Fund acquired the net assets of Wells Fargo Capital Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class and Institutional Class shares of Wells Fargo Capital Growth Fund received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Capital Growth Fund for 12,325,989 shares of the Fund valued at $103,111,696 at an exchange ratio of 0.97, 1.03, 1.14, 1.09, and 1.13 for Class A, Class C, Class R6, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Capital Growth Fund with a fair value of $101,506,563, identified cost of $55,944,059 and unrealized gains of $45,562,504 at September 20, 2019 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Capital Growth Fund and the Fund immediately prior to the acquisition were $103,112,202 and $124,063,059, respectively. The aggregate net assets of the Fund immediately after the acquisition were $227,175,261. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Capital Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2019, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended January 31, 2020 would have been as follows (unaudited):

Net investment income loss	$(29,229)

Net realized and unrealized gains on investments	28,158,331

Net increase in net assets resulting from operations	$28,129,102

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Capital Growth Fund that have been included in the Fund’s Statement of Operations since September 20, 2019.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

9. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Wells Fargo Endeavor Select Fund  |  23

Notes to financial statements (unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

12. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

24  |  Wells Fargo Endeavor Select Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Endeavor Select Fund  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

26  |  Wells Fargo Endeavor Select Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Endeavor Select Fund  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

28  |  Wells Fargo Endeavor Select Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Endeavor Select Fund  |  29

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-03818 03-20

SA205/SAR205 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Wells Fargo Growth Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Growth Fund

Letter to shareholders (unaudited)

all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Growth Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CPA

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (SGRAX)	2-24-2000	20.65	13.18	15.62	28.02	14.53	16.31	1.18	1.16

Class C (WGFCX)	12-26-2002	25.98	13.66	15.44	26.98	13.66	15.44	1.93	1.91

Class R6 (SGRHX)[3]	9-30-2015	–	–	–	28.60	15.05	16.83	0.75	0.70

Administrator Class (SGRKX)	8-30-2002	–	–	–	28.23	14.75	16.57	1.10	0.96

Institutional Class (SGRNX)	2-24-2000	–	–	–	28.50	14.99	16.80	0.85	0.75

Russell 3000® Growth Index[4]	–	–	–	–	26.94	15.05	15.80	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[5]

Amazon.com Incorporated	7.00

Microsoft Corporation	5.88

Alphabet Incorporated Class A	5.47

MasterCard Incorporated Class A	3.44

Microchip Technology Incorporated	3.18

Visa Incorporated Class A	2.97

Apple Incorporated	2.94

Envestnet Incorporated	2.61

Facebook Incorporated Class A	2.35

Monolithic Power Systems Incorporated	2.08

Sector distribution as of January 31, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.16% for Class A, 1.91% for Class C, 0.70% for Class R6, 0.96% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Growth Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,089.41	$5.93	1.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$5.74	1.13%

Class C

Actual	$1,000.00	$1,084.78	$10.01	1.91%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.53	$9.68	1.91%

Class R6

Actual	$1,000.00	$1,091.89	$3.68	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Administrator Class

Actual	$1,000.00	$1,090.20	$5.04	0.96%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%

Institutional Class

Actual	$1,000.00	$1,091.28	$3.94	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 99.82%

Communication Services: 9.60%

Interactive Media & Services: 9.60%
Alphabet Incorporated Class A †	181,735	$260,386,273
Alphabet Incorporated Class C †	18,990	27,236,028
Facebook Incorporated Class A †	553,000	111,656,230
Pinterest Incorporated Class A †	2,602,585	57,334,948

		456,613,479

Consumer Discretionary: 16.97%

Diversified Consumer Services: 0.95%
Bright Horizons Family Solutions Incorporated †	117,030	19,161,322
Grand Canyon Education Incorporated †	330,650	25,883,282

		45,044,604

Hotels, Restaurants & Leisure: 1.27%
Norwegian Cruise Line Holdings Limited †	413,100	22,245,435
Planet Fitness Incorporated Class A †	218,600	17,660,694
Royal Caribbean Cruises Limited	176,100	20,617,788

		60,523,917

Household Durables: 0.34%
Roku Incorporated †	133,100	16,098,445

Internet & Direct Marketing Retail: 7.17%
Amazon.com Incorporated †	165,870	333,186,386
Etsy Incorporated †	159,500	7,785,195

		340,971,581

Multiline Retail: 0.53%
Ollie’s Bargain Outlet Holdings Incorporated †	478,000	25,353,120

Specialty Retail: 5.60%
Burlington Stores Incorporated †	425,550	92,544,359
CarMax Incorporated †	506,400	49,141,056
Carvana Company †	43,100	3,415,675
Five Below Incorporated †	336,359	38,082,566
The Home Depot Incorporated	141,510	32,278,431
ULTA Beauty Incorporated †	190,900	51,144,019

		266,606,106

Textiles, Apparel & Luxury Goods: 1.11%
Levi Strauss & Company Class A «	2,693,669	52,903,659

Consumer Staples: 2.02%

Beverages: 1.19%
The Coca-Cola Company	970,200	56,659,680

Food & Staples Retailing: 0.12%
Grocery Outlet Holding Corporation †	175,300	5,739,322

Personal Products: 0.71%
The Estee Lauder Companies Incorporated Class A	172,060	33,579,230

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Financials: 4.31%

Capital Markets: 3.54%
Assetmark Financial Holdings †	459,787	$13,485,553
CME Group Incorporated	100,910	21,908,570
MarketAxess Holdings Incorporated	199,121	70,524,676
The Charles Schwab Corporation	602,050	27,423,378
Tradeweb Markets Incorporated Class A	766,037	35,375,589

		168,717,766

Thrifts & Mortgage Finance: 0.77%
LendingTree Incorporated †	117,160	36,460,192

Health Care: 10.54%

Biotechnology: 2.81%
Alexion Pharmaceuticals Incorporated †	225,100	22,372,689
Biohaven Pharmaceutical Holding Company †	136,700	6,628,583
Exact Sciences Corporation †	341,300	31,836,464
Natera Incorporated †	922,895	32,310,554
Vertex Pharmaceuticals Incorporated †	177,700	40,346,785

		133,495,075

Health Care Equipment & Supplies: 4.98%
Boston Scientific Corporation †	1,472,520	61,654,412
DexCom Incorporated †	190,100	45,766,575
Edwards Lifesciences Corporation †	118,900	26,141,354
Insulet Corporation †	259,900	50,430,996
Novocure Limited †	522,900	42,595,434
Stryker Corporation	49,200	10,366,440

		236,955,211

Health Care Technology: 1.32%
Veeva Systems Incorporated Class A †	428,950	62,888,360

Life Sciences Tools & Services: 0.52%
Adaptive Biotechnologies Corporation †	338,937	10,135,911
Repligen Corporation †	145,900	14,646,901

		24,782,812

Pharmaceuticals: 0.91%
Zoetis Incorporated	323,470	43,412,909

Industrials: 12.87%

Aerospace & Defense: 0.80%
The Boeing Company	119,580	38,058,727

Commercial Services & Supplies: 3.85%
Casella Waste Systems Incorporated Class A †	666,024	34,093,769
Copart Incorporated †	690,370	70,044,940
Waste Connections Incorporated	820,805	79,051,730

		183,190,439

Industrial Conglomerates: 0.71%
Roper Technologies Incorporated	88,590	33,811,259

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value

Machinery: 0.21%
Fortive Corporation	103,560	$7,759,751
Wabtec Corporation	30,300	2,237,958

		9,997,709

Professional Services: 2.10%
ASGN Incorporated †	697,887	47,239,971
CoStar Group Incorporated †	60,000	39,179,400
TransUnion	146,600	13,443,220

		99,862,591

Road & Rail: 5.20%
CSX Corporation	977,346	74,610,594
Lyft Incorporated Class A †	129,700	6,158,156
Norfolk Southern Corporation	438,090	91,214,719
Union Pacific Corporation	421,560	75,636,295

		247,619,764

Information Technology: 42.08%

IT Services: 13.60%
Euronet Worldwide Incorporated †	401,000	63,213,640
Global Payments Incorporated	472,070	92,266,082
InterXion Holding NV †	80,231	6,982,504
MasterCard Incorporated Class A	517,370	163,457,878
MongoDB Incorporated †	112,420	18,426,762
PayPal Holdings Incorporated †	629,790	71,726,783
Square Incorporated Class A †	120,100	8,970,269
Switch Incorporated Class A	537,725	8,603,600
Twilio Incorporated Class A †	270,139	33,589,083
Visa Incorporated Class A	710,910	141,449,763
WEX Incorporated †	178,389	38,696,142

		647,382,506

Semiconductors & Semiconductor Equipment: 6.72%
Microchip Technology Incorporated	1,549,990	151,093,025
Monolithic Power Systems Incorporated	577,770	98,896,891
NXP Semiconductors NV	53,800	6,825,068
Texas Instruments Incorporated	520,380	62,783,847

		319,598,831

Software: 18.82%
Adobe Incorporated †	65,320	22,936,465
Anaplan Incorporated †	369,339	21,270,233
BlackLine Incorporated †	209,730	12,829,184
Cloudflare Incorporated Class A †	593,192	10,594,409
Dropbox Incorporated Class A †	394,400	6,712,688
Dynatrace Incorporated †	1,606,632	50,303,648
Envestnet Incorporated †	1,572,270	124,004,935
Everbridge Incorporated †	165,200	14,973,728
HubSpot Incorporated †	118,540	21,448,628
Microsoft Corporation	1,644,250	279,900,678
Mimecast Limited †	1,185,400	60,490,962
Proofpoint Incorporated †	368,990	45,315,662
Rapid7 Incorporated †	588,000	34,915,440
RealPage Incorporated †	489,300	28,550,655

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value

Software (continued)
RingCentral Incorporated Class A †		23,400	$4,810,572
Salesforce.com Incorporated †		240,115	43,775,366
ServiceNow Incorporated †		85,590	28,949,106
Splunk Incorporated †		358,500	55,660,710
Talend SA ADR †		758,700	27,996,030

			895,439,099

Technology Hardware, Storage & Peripherals: 2.94%
Apple Incorporated		451,940	139,879,949

Materials: 1.43%

Chemicals: 1.43%
Linde plc		239,760	48,702,449
PolyOne Corporation		581,163	19,282,982

			67,985,431

Total Common Stocks (Cost $2,156,599,419)			4,749,631,773

	Yield
Short-Term Investments: 0.24%

Investment Companies: 0.24%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	809,919	810,000
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	10,749,554	10,749,554

Total Short-Term Investments (Cost $11,559,554)			11,559,554

Total investments in securities (Cost $2,168,158,973)	100.06%	4,761,191,327

Other assets and liabilities, net	(0.06)	(2,671,982)

Total net assets	100.00%	$4,758,519,345

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	18,742,078	389,446,853	(407,379,012)	809,919	$6,487	$(1,552)	$451,013	#	$810,000
Wells Fargo Government Money Market Fund Select Class	62,114,127	267,506,123	(318,870,696)	10,749,554	0	0	231,232		10,749,554

					$6,487	$(1,552)	$682,245		$11,559,554	0.24%

#	Amount shown represents gross income before fees and rebates

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  11

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $790,000 of securities loaned), at value (cost $2,156,599,419)	$4,749,631,773
Investments in affiliated securities, at value (cost $11,559,554)	11,559,554
Receivable for investments sold	30,480,008
Receivable for Fund shares sold	5,295,989
Receivable for dividends	767,739
Receivable for securities lending income, net	9,815
Prepaid expenses and other assets	42,035

Total assets	4,797,786,913

Liabilities
Payable upon receipt of securities loaned	785,738
Payable for investments purchased	25,534,206
Payable for Fund shares redeemed	7,952,382
Management fee payable	2,774,523
Administration fees payable	696,676
Distribution fee payable	89,425
Trustees’ fees and expenses payable	7,087
Accrued expenses and other liabilities	1,427,531

Total liabilities	39,267,568

Total net assets	$4,758,519,345

Net assets consist of
Paid-in capital	$2,026,214,905
Total distributable earnings	2,732,304,440

Total net assets	$4,758,519,345

Computation of net asset value and offering price per share
Net assets – Class A	$2,201,136,192
Shares outstanding – Class A1	64,421,729
Net asset value per share – Class A	$34.17
Maximum offering price per share – Class A2	$36.25
Net assets – Class C	$131,542,830
Shares outstanding – Class C1	5,596,592
Net asset value per share – Class C	$23.50
Net assets – Class R6	$360,151,001
Shares outstanding – Class R6[1]	7,919,363
Net asset value per share – Class R6	$45.48
Net assets – Administrator Class	$525,410,895
Shares outstanding – Administrator Class[1]	12,889,336
Net asset value per share – Administrator Class	$40.76
Net assets – Institutional Class	$1,540,278,427
Shares outstanding – Institutional Class[1]	33,998,386
Net asset value per share – Institutional Class	$45.30

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Growth Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $44,069)	$13,084,407
Income from affiliated securities	399,325

Total investment income	13,483,732

Expenses
Management fee	16,320,684
Administration fees
Class A	2,240,248
Class C	146,610
Class R6	51,483
Administrator Class	356,353
Institutional Class	978,422
Shareholder servicing fees
Class A	2,666,962
Class C	174,535
Administrator Class	685,295
Distribution fee
Class C	523,130
Custody and accounting fees	80,155
Professional fees	25,966
Registration fees	61,151
Shareholder report expenses	127,397
Trustees’ fees and expenses	12,400
Other fees and expenses	43,576

Total expenses	24,494,367
Less: Fee waivers and/or expense reimbursements
Fund-level	(461,974)
Class A	(322,658)
Class C	(4)
Class R6	(32,815)
Administrator Class	(296,819)
Institutional Class	(517,958)

Net expenses	22,862,139

Net investment loss	(9,378,407)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	242,940,925
Affiliated securities	6,487

Net realized gains on investments	242,947,412

Net change in unrealized gains (losses) on
Unaffiliated securities	166,207,661
Affiliated securities	(1,552)

Net change in unrealized gains (losses) on investments	166,206,109

Net realized and unrealized gains (losses) on investments	409,153,521

Net increase in net assets resulting from operations	$399,775,114

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment loss		$(9,378,407)		$(12,812,172)
Net realized gains on investments		242,947,412		632,722,898
Net change in unrealized gains (losses) on investments		166,206,109		(63,288,246)

Net increase in net assets resulting from operations		399,775,114		556,622,480

Distributions to shareholders from net investment income and net realized gains
Class A		(247,668,290)		(355,696,811)
Class C		(20,979,782)		(37,666,442)
Class R6		(31,160,181)		(36,585,868)
Administrator Class		(55,248,543)		(78,768,918)
Institutional Class		(133,918,973)		(211,847,451)

Total distributions to shareholders		(488,975,769)		(720,565,490)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,611,509	55,033,322	2,458,750	81,981,928
Class C	338,294	7,869,434	746,761	17,066,886
Class R6	696,761	31,367,430	2,698,823	114,509,957
Administrator Class	1,137,671	45,903,388	2,744,478	107,374,673
Institutional Class	2,926,085	130,248,708	5,400,449	232,172,883

		270,422,282		553,106,327

Reinvestment of distributions
Class A	7,496,102	239,800,299	12,007,593	343,056,930
Class C	799,568	17,614,481	1,566,352	32,721,099
Class R6	688,571	29,298,699	995,813	36,576,208
Administrator Class	1,435,463	54,762,934	2,333,920	77,882,902
Institutional Class	3,048,613	129,230,698	5,586,200	204,566,633

		470,707,111		694,803,772

Payment for shares redeemed
Class A	(4,208,993)	(145,281,681)	(10,353,405)	(346,975,927)
Class C	(1,574,063)	(38,849,839)	(2,391,955)	(58,387,097)
Class R6	(822,893)	(36,815,297)	(1,446,729)	(63,083,744)
Administrator Class	(3,198,093)	(128,188,593)	(4,421,943)	(173,395,539)
Institutional Class	(4,884,294)	(219,786,061)	(12,123,280)	(516,616,632)

		(568,921,471)		(1,158,458,939)

Net increase in net assets resulting from capital share transactions		172,207,922		89,451,160

Total increase (decrease) in net assets		83,007,267		(74,491,850)

Net assets
Beginning of period		4,675,512,078		4,750,003,928

End of period		$4,758,519,345		$4,675,512,078

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$35.56	$38.67	$40.38	$42.28	$49.50	$49.99
Net investment loss	(0.10)[1]	(0.13)	(0.12)	(0.19)[1]	(0.20)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	2.99	3.73	9.49	5.61	(0.99)	7.03

Total from investment operations	2.89	3.60	9.37	5.42	(1.19)	6.74
Distributions to shareholders from
Net realized gains	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$34.17	$35.56	$38.67	$40.38	$42.28	$49.50
Total return[2]	8.94%	13.55%	27.66%	15.95%	(1.69)%	15.01%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.18%	1.17%	1.15%	1.18%
Net expenses	1.13%	1.16%	1.16%	1.16%	1.14%	1.18%
Net investment loss	(0.55)%	(0.45)%	(0.45)%	(0.49)%	(0.49)%	(0.59)%
Supplemental data
Portfolio turnover rate	17%	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$2,201,136	$2,116,542	$2,142,855	$1,950,551	$2,582,955	$1,465,643

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$25.87	$30.33	$34.05	$37.07	$44.51	$45.95
Net investment loss	(0.17)[1]	(0.31)[1]	(0.33)	(0.41)[1]	(0.46)[1]	(0.60)[1]
Net realized and unrealized gains (losses) on investments	2.08	2.56	7.69	4.71	(0.95)	6.39

Total from investment operations	1.91	2.25	7.36	4.30	(1.41)	5.79
Distributions to shareholders from
Net realized gains	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$23.50	$25.87	$30.33	$34.05	$37.07	$44.51
Total return[2]	8.48%	12.68%	26.73%	15.05%	(2.44)%	14.16%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.93%	1.93%	1.92%	1.90%	1.93%
Net expenses	1.91%	1.91%	1.91%	1.91%	1.89%	1.93%
Net investment loss	(1.32)%	(1.19)%	(1.19)%	(1.23)%	(1.24)%	(1.34)%
Supplemental data
Portfolio turnover rate	17%	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$131,543	$156,056	$185,346	$205,607	$321,032	$465,833

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017	2016[1]
Net asset value, beginning of period	$45.84	$47.53	$47.13	$47.90	$48.97
Net investment income (loss)	(0.03)	0.00 [2,3]	(0.01)[2]	(0.02)[2]	(0.02)
Net realized and unrealized gains (losses) on investments	3.95	5.02	11.49	6.57	4.98

Total from investment operations	3.92	5.02	11.48	6.55	4.96
Distributions to shareholders from
Net realized gains	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$45.48	$45.84	$47.53	$47.13	$47.90
Total return[4]	9.19%	14.06%	28.26%	16.49%	10.89%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.75%	0.74%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.12)%	0.00%	(0.02)%	(0.05)%	(0.23)%
Supplemental data
Portfolio turnover rate	17%	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$360,151	$337,260	$242,838	$49,454	$30,906

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$41.58	$43.89	$44.40	$45.66	$52.86	$52.80
Net investment loss	(0.08)[1]	(0.10)[1]	(0.11)[1]	(0.11)[1]	(0.14)[1]	(0.20)[1]
Net realized and unrealized gains (losses) on investments	3.54	4.50	10.68	6.17	(1.03)	7.49

Total from investment operations	3.46	4.40	10.57	6.06	(1.17)	7.29
Distributions to shareholders from
Net realized gains	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$40.76	$41.58	$43.89	$44.40	$45.66	$52.86
Total return[2]	9.02%	13.78%	27.90%	16.20%	(1.53)%	15.28%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.10%	1.09%	1.07%	1.02%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.38)%	(0.25)%	(0.24)%	(0.27)%	(0.31)%	(0.37)%
Supplemental data
Portfolio turnover rate	17%	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$525,411	$561,900	$564,391	$637,987	$1,528,288	$2,349,359

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$45.70	$47.43	$47.07	$47.87	$54.99	$54.54
Net investment loss	(0.04)[1]	(0.01)[1]	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	3.92	4.99	11.46	6.56	(1.04)	7.77

Total from investment operations	3.88	4.98	11.44	6.52	(1.09)	7.68
Distributions to shareholders from
Net realized gains	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)	(7.23)
Net asset value, end of period	$45.30	$45.70	$47.43	$47.07	$47.87	$54.99
Total return[2]	9.13%	14.00%	28.21%	16.44%	(1.31)%	15.53%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.85%	0.84%	0.82%	0.76%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.17)%	(0.03)%	(0.03)%	(0.08)%	(0.10)%	(0.17)%
Supplemental data
Portfolio turnover rate	17%	39%	37%	42%	38%	35%
Net assets, end of period (000s omitted)	$1,540,278	$1,503,753	$1,614,575	$1,655,724	$2,398,134	$3,863,196

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending

20  |  Wells Fargo Growth Fund

Notes to financial statements (unaudited)

activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $2,164,263,061 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,602,071,497

Gross unrealized losses	(5,143,231)

Net unrealized gains	$2,596,928,266

As of July 31, 2019, the Fund had a qualified late-year ordinary loss of $9,108,551 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Growth Fund  |  21

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$456,613,479	$0	$0	$456,613,479

Consumer discretionary	807,501,432	0	0	807,501,432

Consumer staples	95,978,232	0	0	95,978,232

Financials	205,177,958	0	0	205,177,958

Health care	501,534,367	0	0	501,534,367

Industrials	612,540,489	0	0	612,540,489

Information technology	2,002,300,385	0	0	2,002,300,385

Materials	67,985,431	0	0	67,985,431

Short-term investments

Investment companies	11,559,554	0	0	11,559,554

Total assets	$4,761,191,327	$0	$0	$4,761,191,327

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $2 billion	0.675

Next $1 billion	0.650

Next $3 billion	0.640

Next $2 billion	0.615

Next $2 billion	0.605

Next $4 billion	0.580

Over $16 billion	0.555

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of

22  |  Wells Fargo Growth Fund

Notes to financial statements (unaudited)

Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class C shares, 0.70% for Class R6 shares, 0.96% for Administrator Class shares, and 0.75% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $14,607 from the sale of Class A shares and $10 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $759,352,613 and $1,026,556,428, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the

Wells Fargo Growth Fund  |  23

Notes to financial statements (unaudited)

next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

JPMorgan Securities LLC	$790,000	$(790,000)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

24  |  Wells Fargo Growth Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Growth Fund  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

26  |  Wells Fargo Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Growth Fund  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

28  |  Wells Fargo Growth Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Growth Fund  |  29

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-03823 03-20

SA206/SAR206 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo Classic Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Classic Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Classic Value Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Classic Value Fund

Letter to shareholders (unaudited)

October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Classic Value Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Miguel E. Giaconi, CFA®‡

Jean-Baptiste Nadal, CFA®‡

Average annual total returns (%) as of January 31, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EIVAX)	8-1-2006	11.66	7.77	10.94	18.48	9.06	11.60	1.19	1.11

Class C (EIVCX)	8-1-2006	16.51	8.22	10.76	17.51	8.22	10.76	1.94	1.86

Class R (EIVTX)[4]	3-1-2013	–	–	–	18.10	8.78	11.33	1.44	1.36

Class R6 (EIVFX)[5]	11-30-2012	–	–	–	18.97	9.71	12.10	0.76	0.65

Administrator Class (EIVDX)[6]	7-30-2010	–	–	–	18.61	9.22	11.81	1.11	0.95

Institutional Class (EIVIX)	8-1-2006	–	–	–	18.88	9.50	12.04	0.86	0.70

Russell 1000® Value Index[7]	–	–	–	–	14.88	8.70	11.87	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Classic Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[8]

Mondelez International Incorporated Class A	3.55

Comcast Corporation Class A	3.39

Cigna Corporation	3.30

Kellogg Company	3.15

Merck & Company Incorporated	3.15

Eli Lilly & Company	3.10

NextEra Energy Incorporated	2.96

Honeywell International Incorporated	2.88

Henry Schein Incorporated	2.78

PNC Financial Services Group Incorporated	2.77

Sector distribution as of January 31, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 1.36% for Class R, 0.65% for Class R6, 0.95% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[6]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

[7]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Classic Value Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,050.32	$5.62	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.53	1.09%

Class C

Actual	$1,000.00	$1,046.06	$9.57	1.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%

Class R

Actual	$1,000.00	$1,048.81	$7.00	1.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.90	1.36%

Class R6

Actual	$1,000.00	$1,051.72	$3.35	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Administrator Class

Actual	$1,000.00	$1,051.27	$4.69	0.91%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%

Institutional Class

Actual	$1,000.00	$1,052.15	$3.61	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Classic Value Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.41%

Communication Services: 9.92%

Diversified Telecommunication Services: 2.50%
Verizon Communications Incorporated	362,400	$21,541,056

Entertainment: 2.34%
The Walt Disney Company	145,800	20,165,598

Interactive Media & Services: 1.69%
Alphabet Incorporated Class C †	10,150	14,557,435

Media: 3.39%
Comcast Corporation Class A	676,800	29,230,992

Consumer Discretionary: 2.83%

Multiline Retail: 0.76%
Dollar Tree Incorporated †	75,300	6,556,371

Specialty Retail: 2.07%
Advance Auto Parts Incorporated	135,500	17,852,125

Consumer Staples: 15.00%

Beverages: 1.93%
Anheuser-Busch InBev NV ADR «	221,000	16,641,300

Food & Staples Retailing: 2.51%
The Kroger Company	806,000	21,649,160

Food Products: 10.56%
Archer Daniels Midland Company	503,700	22,545,612
ConAgra Foods Incorporated	324,200	10,672,664
Kellogg Company	398,600	27,188,506
Mondelez International Incorporated Class A	532,700	30,566,326

		90,973,108

Energy: 9.20%

Energy Equipment & Services: 3.50%
Schlumberger Limited	465,000	15,582,150
TechnipFMC plc	886,424	14,634,860

		30,217,010

Oil, Gas & Consumable Fuels: 5.70%
Chevron Corporation	170,800	18,299,512
ConocoPhillips	289,703	17,217,049
EOG Resources Incorporated	186,200	13,575,842

		49,092,403

Financials: 24.23%

Banks: 15.76%
Bank of America Corporation	724,100	23,772,204
CIT Group Incorporated	435,200	19,892,992
JPMorgan Chase & Company	173,600	22,977,696
PNC Financial Services Group Incorporated	160,500	23,842,275

The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value

Banks (continued)
Truist Financial Corporation	435,800	$22,474,206
US Bancorp	430,200	22,895,244

		135,854,617

Capital Markets: 3.53%
Intercontinental Exchange Incorporated	204,800	20,426,752
The Goldman Sachs Group Incorporated	42,000	9,985,500

		30,412,252

Insurance: 4.94%
American International Group Incorporated	383,300	19,264,658
The Allstate Corporation	196,300	23,269,402

		42,534,060

Health Care: 16.37%

Biotechnology: 1.99%
Gilead Sciences Incorporated	271,000	17,127,200

Health Care Equipment & Supplies: 2.04%
Medtronic plc	152,000	17,546,880

Health Care Providers & Services: 6.09%
Cigna Corporation	148,000	28,472,240
Henry Schein Incorporated †	348,000	23,991,120

		52,463,360

Pharmaceuticals: 6.25%
Eli Lilly & Company	191,400	26,727,096
Merck & Company Incorporated	318,000	27,169,920

		53,897,016

Industrials: 6.91%

Aerospace & Defense: 2.45%
General Dynamics Corporation	120,300	21,105,431

Air Freight & Logistics: 1.58%
United Parcel Service Incorporated Class B	131,600	13,623,232

Industrial Conglomerates: 2.88%
Honeywell International Incorporated	143,200	24,805,104

Information Technology: 8.07%

Communications Equipment: 3.60%
Cisco Systems Incorporated	302,100	13,887,537
Motorola Solutions Incorporated	97,000	17,169,000

		31,056,537

Semiconductors & Semiconductor Equipment: 1.54%
NXP Semiconductors NV	104,600	13,269,556

Software: 1.70%
Microsoft Corporation	86,100	14,656,803

Technology Hardware, Storage & Peripherals: 1.23%
Apple Incorporated	34,266	10,605,670

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Classic Value Fund

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value

Materials: 1.92%

Construction Materials: 1.92%
Vulcan Materials Company		116,800	$16,542,384

Utilities: 2.96%

Electric Utilities: 2.96%
NextEra Energy Incorporated		95,200	25,532,640

Total Common Stocks (Cost $642,221,487)			839,509,300

	Yield
Short-Term Investments: 4.56%

Investment Companies: 4.56%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	16,318,093	16,319,725
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	22,932,042	22,932,042

			39,251,767

Total Short-Term Investments (Cost $39,251,767)			39,251,767

Total investments in securities (Cost $681,473,254)	101.97%	878,761,067

Other assets and liabilities, net	(1.97)	(16,955,477)

Total net assets	100.00%	$861,805,590

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American Depositary Receipt

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	101,240,973	(84,922,880)	16,318,093	$(77)	$0	$29,943	#	$16,319,725
Wells Fargo Government Money Market Fund Select Class	21,251,512	82,489,857	(80,809,327)	22,932,042	0	0	156,007		22,932,042

					$(77)	$0	$185,950		$39,251,767	4.56%

#	Amount shown represents income before fees and rebates

The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  9

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $15,988,083 of securities loaned), at value (cost $642,221,487)	$839,509,300
Investments in affiliated securities, at value (cost $39,251,767)	39,251,767
Receivable for Fund shares sold	45,872
Receivable for dividends	768,413
Receivable for securities lending income, net	2,585
Prepaid expenses and other assets	8,980

Total assets	879,586,917

Liabilities
Payable upon receipt of securities loaned	16,317,022
Payable for Fund shares redeemed	560,695
Management fee payable	451,840
Administration fees payable	126,092
Distribution fees payable	4,530
Trustees’ fees and expenses payable	5,777
Accrued expenses and other liabilities	315,371

Total liabilities	17,781,327

Total net assets	$861,805,590

Net assets consist of
Paid-in capital	$634,480,269
Total distributable earnings	227,325,321

Total net assets	$861,805,590

Computation of net asset value and offering price per share
Net assets – Class A	$284,837,721
Shares outstanding – Class A1	22,881,053
Net asset value per share – Class A	$12.45
Maximum offering price per share – Class A2	$13.21
Net assets – Class C	$6,428,009
Shares outstanding – Class C1	531,102
Net asset value per share – Class C	$12.10
Net assets – Class R	$94,494
Shares outstanding – Class R1	7,530
Net asset value per share – Class R	$12.55
Net assets – Class R6	$7,177,773
Shares outstanding – Class R6[1]	587,673
Net asset value per share – Class R6	$12.21
Net assets – Administrator Class	$462,191,147
Shares outstanding – Administrator Class[1]	35,153,950
Net asset value per share – Administrator Class	$13.15
Net assets – Institutional Class	$101,076,446
Shares outstanding – Institutional Class[1]	8,072,574
Net asset value per share – Institutional Class	$12.52

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Classic Value Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $18,908)	$9,089,555
Income from affiliated securities	162,022

Total investment income	9,251,577

Expenses
Management fee	3,049,397
Administration fees
Class A	308,192
Class C	7,211
Class R	98
Class R6	683
Administrator Class	307,764
Institutional Class	69,022
Shareholder servicing fees
Class A	353,646
Class C	8,585
Class R	116
Administrator Class	591,853
Distribution fees
Class C	25,730
Class R	110
Custody and accounting fees	17,914
Professional fees	22,818
Registration fees	50,973
Shareholder report expenses	45,862
Trustees’ fees and expenses	10,864
Other fees and expenses	14,882

Total expenses	4,885,720
Less: Fee waivers and/or expense reimbursements
Fund-level	(482,144)
Class A	(9,901)
Class C	(49)
Administrator Class	(172,146)
Institutional Class	(16,404)

Net expenses	4,205,076

Net investment income	5,046,501

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	36,690,875
Affiliated securities	(77)

Net realized gains on investments	36,690,798
Net change in unrealized gains (losses) on investments	1,415,229

Net realized and unrealized gains (losses) on investments	38,106,027

Net increase in net assets resulting from operations	$43,152,528

The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  11

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment income		$5,046,501		$8,013,702
Net realized gains on investments		36,690,798		76,996,742
Net change in unrealized gains (losses) on investments		1,415,229		(13,962,337)

Net increase in net assets resulting from operations		43,152,528		71,048,107

Distributions to shareholders from net investment income and net realized gains
Class A		(28,687,356)		(20,592,244)
Class C		(597,397)		(1,289,606)
Class R		(9,076)		(5,465)
Class R6		(458,181)		(8,549)
Administrator Class		(45,185,976)		(32,970,858)
Institutional Class		(10,686,553)		(9,914,802)

Total distributions to shareholders		(85,624,539)		(64,781,524)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	217,899	2,839,040	1,095,957	13,103,460
Class C	38,977	481,095	39,212	474,330
Class R	323	4,257	620	7,723
Class R6	274,289	3,446,837	338,872	4,112,428
Administrator Class	281,332	3,896,482	156,229	2,025,198
Institutional Class	431,144	5,636,619	340,168	4,276,101

		16,304,330		23,999,240

Reinvestment of distributions
Class A	2,187,382	27,522,364	1,707,185	19,644,349
Class C	46,079	559,402	110,427	1,234,002
Class R	588	7,444	372	4,309
Class R6	36,211	448,674	65	713
Administrator Class	3,206,695	42,691,455	2,569,095	31,093,029
Institutional Class	812,822	10,324,119	740,566	8,584,300

		81,553,458		60,560,702

Payment for shares redeemed
Class A	(1,695,147)	(22,079,433)	(2,824,686)	(34,934,918)
Class C	(131,833)	(1,666,449)	(1,137,730)	(13,185,582)
Class R	(14)	(186)	(1)	(14)
Class R6	(50,177)	(656,398)	(211,115)	(2,800,996)
Administrator Class	(1,937,828)	(26,622,726)	(3,428,830)	(44,447,112)
Institutional Class	(1,255,341)	(16,264,628)	(3,443,010)	(40,683,763)

		(67,289,820)		(136,052,385)

Net increase (decrease) in net assets resulting from capital share transactions		30,567,968		(51,492,443)

Total decrease in net assets		(11,904,043)		(45,225,860)

Net assets
Beginning of period		873,709,633		918,935,493

End of period		$861,805,590		$873,709,633

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Classic Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.13	$13.05	$12.61	$12.01	$13.73	$13.60
Net investment income	0.06	0.10	0.11	0.12 [1]	0.13	0.10
Net realized and unrealized gains (losses) on investments	0.60	0.94	1.39	1.43	(0.42)	1.09

Total from investment operations	0.66	1.04	1.50	1.55	(0.29)	1.19
Distributions to shareholders from
Net investment income	(0.10)	(0.12)	(0.06)	(0.14)	(0.11)	(0.07)
Net realized gains	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)

Total distributions to shareholders	(1.34)	(0.96)	(1.06)	(0.95)	(1.43)	(1.06)
Net asset value, end of period	$12.45	$13.13	$13.05	$12.61	$12.01	$13.73
Total return[2]	5.03%	9.03%	12.43%	13.50%	(1.73)%	9.19%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.18%	1.17%	1.17%	1.20%
Net expenses	1.09%	1.10%	1.10%	1.10%	1.10%	1.16%
Net investment income	1.00%	0.81%	0.83%	0.95%	1.12%	0.75%
Supplemental data
Portfolio turnover rate	15%	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$284,838	$291,111	$289,683	$293,599	$318,543	$372,443

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.75	$12.69	$12.31	$11.74	$13.45	$13.36
Net investment income	0.02 [1]	0.00 [1,2]	0.01 [1]	0.02 [1]	0.03	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.57	0.92	1.37	1.40	(0.41)	1.08

Total from investment operations	0.59	0.92	1.38	1.42	(0.38)	1.08
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	(0.04)	(0.01)	0.00
Net realized gains	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)

Total distributions to shareholders	(1.24)	(0.86)	(1.00)	(0.85)	(1.33)	(0.99)
Net asset value, end of period	$12.10	$12.75	$12.69	$12.31	$11.74	$13.45
Total return[3]	4.61%	8.16%	11.65%	12.58%	(2.47)%	8.42%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.93%	1.93%	1.93%	1.96%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.86%	1.91%
Net investment income	0.24%	0.03%	0.08%	0.20%	0.37%	0.00%
Supplemental data
Portfolio turnover rate	15%	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$6,428	$7,370	$19,874	$21,727	$28,756	$36,098

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Classic Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.22	$13.15	$12.70	$12.09	$13.81	$13.66
Net investment income	0.04	0.06	0.05	0.08 [1]	0.10	0.05
Net realized and unrealized gains (losses) on investments	0.61	0.95	1.44	1.45	(0.43)	1.12

Total from investment operations	0.65	1.01	1.49	1.53	(0.33)	1.17
Distributions to shareholders from
Net investment income	(0.08)	(0.10)	(0.04)	(0.11)	(0.07)	(0.03)
Net realized gains	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)

Total distributions to shareholders	(1.32)	(0.94)	(1.04)	(0.92)	(1.39)	(1.02)
Net asset value, end of period	$12.55	$13.22	$13.15	$12.70	$12.09	$13.81
Total return[2]	4.88%	8.70%	12.21%	13.22%	(1.99)%	8.96%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.43%	1.44%	1.44%	1.44%	1.47%
Net expenses	1.36%	1.36%	1.36%	1.36%	1.36%	1.40%
Net investment income	0.73%	0.55%	0.56%	0.69%	0.86%	0.50%
Supplemental data
Portfolio turnover rate	15%	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$94	$88	$74	$48	$43	$41

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.93	$12.92	$12.49	$11.90	$13.62	$13.60
Net investment income	0.09	0.16 [1]	0.16	0.17 [1]	0.17	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.58	1.00	1.39	1.42	(0.40)	1.08

Total from investment operations	0.67	1.16	1.55	1.59	(0.23)	1.25
Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.12)	(0.19)	(0.17)	(0.24)
Net realized gains	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)

Total distributions to shareholders	(1.39)	(1.15)	(1.12)	(1.00)	(1.49)	(1.23)
Net asset value, end of period	$12.21	$12.93	$12.92	$12.49	$11.90	$13.62
Total return[2]	5.17%	10.38%	12.96%	14.03%	(1.30)%	9.74%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.75%	0.75%	0.75%	0.74%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.39%	1.27%	1.29%	1.40%	1.47%	1.25%
Supplemental data
Portfolio turnover rate	15%	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$7,178	$4,231	$2,578	$2,397	$2,842	$169

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Classic Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.81	$13.68	$13.17	$12.51	$14.25	$14.08
Net investment income	0.08	0.12	0.13	0.14 [1]	0.15	0.13
Net realized and unrealized gains (losses) on investments	0.63	1.00	1.47	1.49	(0.43)	1.14

Total from investment operations	0.71	1.12	1.60	1.63	(0.28)	1.27
Distributions to shareholders from
Net investment income	(0.13)	(0.15)	(0.09)	(0.16)	(0.14)	(0.11)
Net realized gains	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)

Total distributions to shareholders	(1.37)	(0.99)	(1.09)	(0.97)	(1.46)	(1.10)
Net asset value, end of period	$13.15	$13.81	$13.68	$13.17	$12.51	$14.25
Total return[2]	5.13%	9.21%	12.63%	13.66%	(1.58)%	9.42%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.10%	1.10%	1.10%	1.06%
Net expenses	0.91%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.18%	0.96%	0.98%	1.10%	1.27%	0.95%
Supplemental data
Portfolio turnover rate	15%	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$462,191	$464,041	$469,464	$459,650	$470,152	$529,293

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.22	$13.14	$12.68	$12.08	$13.80	$13.67
Net investment income	0.09	0.15 [1]	0.22	0.17 [1]	0.18	0.15
Net realized and unrealized gains (losses) on investments	0.60	0.94	1.35	1.43	(0.41)	1.11

Total from investment operations	0.69	1.09	1.57	1.60	(0.23)	1.26
Distributions to shareholders from
Net investment income	(0.15)	(0.17)	(0.11)	(0.19)	(0.17)	(0.14)
Net realized gains	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)	(0.99)

Total distributions to shareholders	(1.39)	(1.01)	(1.11)	(1.00)	(1.49)	(1.13)
Net asset value, end of period	$12.52	$13.22	$13.14	$12.68	$12.08	$13.80
Total return[2]	5.21%	9.44%	12.96%	13.88%	(1.27)%	9.66%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.85%	0.85%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.39%	1.22%	1.24%	1.36%	1.52%	1.20%
Supplemental data
Portfolio turnover rate	15%	27%	21%	27%	34%	29%
Net assets, end of period (000s omitted)	$101,076	$106,869	$137,263	$162,480	$215,175	$255,565

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Classic Value Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Classic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Wells Fargo Classic Value Fund  |  19

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $681,571,556 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$218,299,732

Gross unrealized losses	(21,110,221)

Net unrealized gains	$197,189,511

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo Classic Value Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communications services	$85,495,081	$0	$0	$85,495,081

Consumer discretionary	24,408,496	0	0	24,408,496

Consumer staples	129,263,568	0	0	129,263,568

Energy	79,309,413	0	0	79,309,413

Financials	208,800,929	0	0	208,800,929

Health care	141,034,456	0	0	141,034,456

Industrials	59,533,767	0	0	59,533,767

Information technology	69,588,566	0	0	69,588,566

Materials	16,542,384	0	0	16,542,384

Utilities	25,532,640	0	0	25,532,640

Short-term investments

Investment companies	39,251,767	0	0	39,251,767

Total assets	$878,761,067	$0	$0	$878,761,067

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.700%

Next $500 million	0.675

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $3 billion	0.590

Next $2 billion	0.565

Next $2 billion	0.555

Next $4 billion	0.530

Over $16 billion	0.505

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of

Wells Fargo Classic Value Fund  |  21

Notes to financial statements (unaudited)

Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 1.36% for Class R shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.70% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $3,324 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $126,386,550 and $177,992,589, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the

22  |  Wells Fargo Classic Value Fund

Notes to financial statements (unaudited)

counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$6,474,450	$(6,474,450)	$0

Morgan Stanley & Co. LLC	9,513,633	(9,513,633)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

Wells Fargo Classic Value Fund  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Wells Fargo Classic Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Classic Value Fund  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Classic Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

Wells Fargo Classic Value Fund  |  27

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

28  |  Wells Fargo Classic Value Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-03826 03-20

SA207/SAR207 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo Large Cap Core Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Large Cap Core Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Core Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Large Cap Core Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Large Cap Core Fund  |  3

Letter to shareholders (unaudited)

encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Large Cap Core Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®‡

Jeff C. Moser, CFA®‡

Average annual total returns (%) as of January 31, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EGOAX)	12-17-2007	8.38	8.13	11.89	15.00	9.41	12.56	1.19	1.08

Class C (EGOCX)	12-17-2007	13.20	8.60	11.72	14.20	8.60	11.72	1.94	1.83

Class R (EGOHX)[4]	9-30-2015	–	–	–	14.75	9.14	12.30	1.44	1.33

Class R6 (EGORX)[5]	9-30-2015	–	–	–	15.53	10.55	13.41	0.76	0.65

Administrator Class (WFLLX)[6]	7-16-2010	–	–	–	15.20	9.56	12.79	1.11	0.97

Institutional Class (EGOIX)	12-17-2007	–	–	–	15.44	9.89	13.08	0.86	0.67

S&P 500 Index[7]	–	–	–	–	21.68	12.37	13.97	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Large Cap Core Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[8]

Apple Incorporated	4.20

Microsoft Corporation	3.59

Costco Wholesale Corporation	2.91

JPMorgan Chase & Company	2.68

The Home Depot Incorporated	2.57

American Tower Corporation	2.53

Baxter International Incorporated	2.38

Alphabet Incorporated Class C	2.35

CBRE Group Incorporated Class A	2.34

Lockheed Martin Corporation	2.30

Sector distribution as of January 31, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 1.33% for Class R, 0.65% for Class R6, 0.97% for Administrator Class, and 0.67% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect higher expenses applicable to the Class R shares.

[5]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Class R6 shares.

[6]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Administrator Class shares.

[7]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Large Cap Core Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,063.91	$5.45	1.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.33	1.05%

Class C

Actual	$1,000.00	$1,059.87	$9.48	1.83%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.94	$9.27	1.83%

Class R

Actual	$1,000.00	$1,062.85	$6.90	1.33%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.75	1.33%

Class R6

Actual	$1,000.00	$1,065.63	$3.37	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Administrator Class

Actual	$1,000.00	$1,064.49	$5.03	0.97%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.93	0.97%

Institutional Class

Actual	$1,000.00	$1,065.49	$3.48	0.67%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Large Cap Core Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 99.22%

Communication Services: 4.26%

Interactive Media & Services: 2.35%
Alphabet Incorporated Class C †	9,907	$14,208,917

Media: 1.91%
Discovery Communications Incorporated Class A †«	395,824	11,581,810

Consumer Discretionary: 7.87%

Auto Components: 1.31%
Lear Corporation	63,973	7,880,194

Multiline Retail: 1.98%
Target Corporation	108,163	11,977,971

Specialty Retail: 4.58%
The Home Depot Incorporated	68,207	15,558,017
The TJX Companies Incorporated	205,752	12,147,598

		27,705,615

Consumer Staples: 7.02%

Food & Staples Retailing: 7.02%
Casey’s General Stores Incorporated	75,203	12,097,155
Costco Wholesale Corporation	57,540	17,579,621
Walmart Incorporated	111,750	12,794,258

		42,471,034

Energy: 6.28%

Oil, Gas & Consumable Fuels: 6.28%
Chevron Corporation	74,152	7,944,645
ConocoPhillips	176,396	10,483,214
Exxon Mobil Corporation	139,247	8,650,024
Marathon Petroleum Corporation	199,406	10,867,627

		37,945,510

Financials: 8.76%

Banks: 6.03%
Citizens Financial Group Incorporated	238,201	8,880,133
Fifth Third Bancorp	398,240	11,329,928
JPMorgan Chase & Company	122,600	16,227,336

		36,437,397

Capital Markets: 1.40%
Evercore Partners Incorporated Class A	110,770	8,487,197

Insurance: 1.33%
Prudential Financial Incorporated	88,512	8,059,903

Health Care: 16.75%

Biotechnology: 2.99%
AbbVie Incorporated	92,877	7,524,895
Amgen Incorporated	48,738	10,529,845

		18,054,740

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Cap Core Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Health Care Equipment & Supplies: 4.24%
Baxter International Incorporated	160,997	$14,364,152
Varian Medical Systems Incorporated †	80,288	11,286,084

		25,650,236

Health Care Providers & Services: 5.66%
Anthem Incorporated	40,621	10,775,939
Centene Corporation †	172,833	10,855,641
UnitedHealth Group Incorporated	46,229	12,595,091

		34,226,671

Pharmaceuticals: 3.86%
Bristol-Myers Squibb Company	200,783	12,639,290
Johnson & Johnson	71,782	10,686,186

		23,325,476

Industrials: 10.63%

Aerospace & Defense: 2.30%
Lockheed Martin Corporation	32,517	13,921,178

Airlines: 1.67%
Delta Air Lines Incorporated	180,767	10,075,953

Construction & Engineering: 1.84%
EMCOR Group Incorporated	135,291	11,116,861

Machinery: 3.20%
Allison Transmission Holdings Incorporated	222,705	9,843,561
Cummins Incorporated	59,528	9,522,694

		19,366,255

Trading Companies & Distributors: 1.62%
Applied Industrial Technologies Incorporated	151,911	9,808,893

Information Technology: 25.32%

Communications Equipment: 1.79%
Cisco Systems Incorporated	235,485	10,825,245

Electronic Equipment, Instruments & Components: 6.31%
CDW Corporation of Delaware	100,776	13,146,229
Jabil Circuit Incorporated	326,401	12,693,735
Zebra Technologies Corporation Class A †	51,509	12,311,681

		38,151,645

Semiconductors & Semiconductor Equipment: 2.25%
Intel Corporation	212,848	13,607,373

Software: 10.77%
Fortinet Incorporated †	120,594	13,911,724
Intuit Incorporated	39,406	11,048,654
Microsoft Corporation	127,353	21,679,302
Oracle Corporation	192,343	10,088,390
VMware Incorporated Class A †	56,557	8,373,829

		65,101,899

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value
Technology Hardware, Storage & Peripherals: 4.20%
Apple Incorporated		82,137	$25,422,223

Materials: 3.64%

Chemicals: 1.35%
Huntsman Corporation		395,548	8,132,467

Metals & Mining: 2.29%
Reliance Steel & Aluminum Company		120,830	13,871,284

Real Estate: 7.02%

Equity REITs: 4.68%
American Tower Corporation		65,968	15,287,424
Prologis Incorporated		139,682	12,973,664

			28,261,088

Real Estate Management & Development: 2.34%
CBRE Group Incorporated Class A †		231,935	14,159,632

Utilities: 1.67%

Independent Power & Renewable Electricity Producers: 1.67%
Vistra Energy Corporation		449,003	10,111,548

Total Common Stocks (Cost $447,021,675)			599,946,215

	Yield
Short-Term Investments: 1.29%

Investment Companies: 1.29%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	1,518,628	1,518,779
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	6,272,987	6,272,987

Total Short-Term Investments (Cost $7,791,766)			7,791,766

Total investments in securities (Cost $454,813,441)	100.51%	607,737,981

Other assets and liabilities, net	(0.51)	(3,092,808)

Total net assets	100.00%	$604,645,173

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Cap Core Fund

Portfolio of investments—January 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares beginning of period	Shares purchased	Shares sold	Shares end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	52,163,595	(50,644,967)	1,518,628	$(648)	$0	$42,033	#	$1,518,779
Wells Fargo Government Money Market Fund Select Class	5,360,147	306,549,836	(305,636,996)	6,272,987	0	0	61,960		6,272,987

					$(648)	$0	$103,993		$7,791,766	1.29%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  11

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $1,478,048 of securities loaned), at value (cost $447,021,675)	$599,946,215
Investments in affiliated securities, at value (cost $7,791,766)	7,791,766
Receivable for Fund shares sold	110,419
Receivable for dividends	358,975
Receivable for securities lending income, net	1,686
Prepaid expenses and other assets	45,812

Total assets	608,254,873

Liabilities
Payable upon receipt of securities loaned	1,519,445
Payable for Fund shares redeemed	1,591,894
Management fee payable	328,421
Administration fees payable	108,740
Distribution fees payable	31,567
Trustees’ fees and expenses payable	6,222
Accrued expenses and other liabilities	23,411

Total liabilities	3,609,700

Total net assets	$604,645,173

Net assets consist of
Paid-in capital	$401,767,565
Total distributable earnings	202,877,608

Total net assets	$604,645,173

Computation of net asset value and offering price per share
Net assets – Class A	$331,412,467
Shares outstanding – Class A1	20,388,832
Net asset value per share – Class A	$16.25
Maximum offering price per share – Class A2	$17.24
Net assets – Class C	$43,935,377
Shares outstanding – Class C1	2,744,195
Net asset value per share – Class C	$16.01
Net assets – Class R	$2,309,713
Shares outstanding – Class R1	141,979
Net asset value per share – Class R	$16.27
Net assets – Class R6	$8,067,610
Shares outstanding – Class R6[1]	494,213
Net asset value per share – Class R6	$16.32
Net assets – Administrator Class	$12,280,452
Shares outstanding – Administrator Class[1]	744,042
Net asset value per share – Administrator Class	$16.51
Net assets – Institutional Class	$206,639,554
Shares outstanding – Institutional Class[1]	12,643,236
Net asset value per share – Institutional Class	$16.34

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Large Cap Core Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends	$7,481,102
Income from affiliated securities	69,079

Total investment income	7,550,181

Expenses
Management fee	2,773,366
Administration fees
Class A	361,024
Class C	48,915
Class R	2,261
Class R6	1,782
Administrator Class	9,682
Institutional Class	249,328
Shareholder servicing fees
Class A	429,790
Class C	58,232
Class R	2,692
Administrator Class	18,620
Distribution fees
Class C	174,627
Class R	2,681
Custody and accounting fees	29,555
Professional fees	23,745
Registration fees	61,149
Shareholder report expenses	76,437
Trustees’ fees and expenses	11,526
Interest expense	706
Other fees and expenses	14,142

Total expenses	4,350,260
Less: Fee waivers and/or expense reimbursements
Fund-level	(656,786)
Class A	(58,548)
Administrator Class	(10)

Net expenses	3,634,916

Net investment income	3,915,265

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	88,772,989
Affiliated securities	(648)

Net realized gains on investments	88,772,341
Net change in unrealized gains (losses) on investments	(44,792,900)

Net realized and unrealized gains (losses) on investments	43,979,441

Net increase in net assets resulting from operations	$47,894,706

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment income		$3,915,265		$17,281,991
Net realized gains on investments		88,772,341		109,914,369
Net change in unrealized gains (losses) on investments		(44,792,900)		(118,294,629)

Net increase in net assets resulting from operations		47,894,706		8,901,731

Distributions to shareholders from net investment income and net realized gains
Class A		(61,566,588)		(37,574,345)
Class C		(7,938,179)		(5,864,767)
Class R		(385,920)		(218,389)
Class R6		(1,869,850)		(1,664,230)
Administrator Class		(2,568,605)		(2,269,291)
Institutional Class		(59,147,753)		(74,264,283)

Total distributions to shareholders		(133,476,895)		(121,855,305)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	876,506	15,775,701	2,037,136	37,064,625
Class C	133,314	2,230,827	396,352	7,080,379
Class R	25,710	452,167	14,501	264,703
Class R6	15,794	275,121	159,006	3,008,830
Administrator Class	14,089	249,183	58,875	1,101,323
Institutional Class	2,006,924	35,208,475	8,077,444	146,618,727

		54,191,474		195,138,587

Reinvestment of distributions
Class A	3,568,341	58,962,830	2,156,895	36,026,156
Class C	419,517	6,752,912	305,502	4,991,915
Class R	23,014	379,887	12,855	214,625
Class R6	25,087	417,888	23,922	403,097
Administrator Class	151,848	2,548,476	133,494	2,258,572
Institutional Class	3,285,183	54,781,650	4,092,477	68,868,016

		123,843,643		112,762,381

Payment for shares redeemed
Class A	(2,417,280)	(43,817,465)	(3,169,819)	(58,713,000)
Class C	(423,443)	(7,396,768)	(1,097,796)	(19,481,544)
Class R	(16,711)	(298,552)	(15,514)	(283,465)
Class R6	(254,672)	(4,834,133)	(202,585)	(3,787,142)
Administrator Class	(302,329)	(5,441,592)	(520,733)	(9,967,464)
Institutional Class	(24,766,774)	(447,139,826)	(13,024,243)	(237,625,707)

		(508,928,336)		(329,858,322)

Net decrease in net assets resulting from capital share transactions		(330,893,219)		(21,957,354)

Total decrease in net assets		(416,475,408)		(134,910,928)

Net assets
Beginning of period		1,021,120,581		1,156,031,509

End of period		$604,645,173		$1,021,120,581

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.57	$20.82	$18.01	$15.13	$15.81	$14.30
Net investment income	0.07 [1]	0.25	0.15	0.15	0.10	0.06
Net realized and unrealized gains (losses) on investments	1.12	(0.29)	3.01	2.85	(0.60)	1.50

Total from investment operations	1.19	(0.04)	3.16	3.00	(0.50)	1.56
Distributions to shareholders from
Net investment income	(0.29)	(0.16)	(0.13)	(0.12)	(0.05)	(0.05)
Net realized gains	(3.22)	(2.05)	(0.22)	0.00	(0.13)	0.00

Total distributions to shareholders	(3.51)	(2.21)	(0.35)	(0.12)	(0.18)	(0.05)
Net asset value, end of period	$16.25	$18.57	$20.82	$18.01	$15.13	$15.81
Total return[2]	6.39%	1.10%	17.66%	19.94%	(3.18)%	10.99%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.19%	1.18%	1.19%	1.20%	1.26%
Net expenses	1.05%	1.08%	1.10%	1.14%	1.14%	1.14%
Net investment income	0.76%	1.42%	0.73%	0.82%	0.80%	0.35%
Supplemental data
Portfolio turnover rate	7%	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$331,412	$341,045	$360,937	$329,974	$359,971	$97,041

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.22	$20.44	$17.70	$14.87	$15.61	$14.17
Net investment income (loss)	(0.00)[1]	0.13	(0.00)[1]	0.00 [2]	0.00 [2,3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	1.10	(0.30)	2.96	2.83	(0.61)	1.50

Total from investment operations	1.10	(0.17)	2.96	2.83	(0.61)	1.44
Distributions to shareholders from
Net investment income	(0.09)	0.00	0.00	0.00	0.00	0.00
Net realized gains	(3.22)	(2.05)	(0.22)	0.00	(0.13)	0.00

Total distributions to shareholders	(3.31)	(2.05)	(0.22)	0.00	(0.13)	0.00
Net asset value, end of period	$16.01	$18.22	$20.44	$17.70	$14.87	$15.61
Total return[4]	5.99%	0.34%	16.78%	19.03%	(3.90)%	10.16%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.94%	1.93%	1.94%	1.95%	2.01%
Net expenses	1.83%	1.83%	1.85%	1.89%	1.89%	1.89%
Net investment income (loss)	(0.02)%	0.67%	(0.02)%	0.07%	0.02%	(0.38)%
Supplemental data
Portfolio turnover rate	7%	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$43,935	$47,649	$61,529	$60,697	$71,512	$53,076

[1]	Amount is more than $(0.005).

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R		2019	2018	2017	2016[1]
Net asset value, beginning of period	$18.57	$20.81	$18.04	$15.17	$14.66
Net investment income	0.04	0.21	0.12	0.13	0.06
Net realized and unrealized gains (losses) on investments	1.13	(0.29)	2.99	2.84	0.66

Total from investment operations	1.17	(0.08)	3.11	2.97	0.72
Distributions to shareholders from
Net investment income	(0.25)	(0.11)	(0.12)	(0.10)	(0.08)
Net realized gains	(3.22)	(2.05)	(0.22)	0.00	(0.13)

Total distributions to shareholders	(3.47)	(2.16)	(0.34)	(0.10)	(0.21)
Net asset value, end of period	$16.27	$18.57	$20.81	$18.04	$15.17
Total return[2]	6.28%	0.87%	17.37%	19.64%	4.90%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.44%	1.43%	1.44%	1.46%
Net expenses	1.33%	1.33%	1.34%	1.39%	1.39%
Net investment income	0.44%	1.18%	0.48%	0.51%	0.52%
Supplemental data
Portfolio turnover rate	7%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$2,310	$2,043	$2,042	$1,369	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017	2016[1]
Net asset value, beginning of period	$18.68	$20.92	$18.09	$15.24	$14.66
Net investment income	0.12 [2]	0.34	0.22 [2]	0.25 [2]	0.20
Net realized and unrealized gains (losses) on investments	1.11	(0.30)	3.04	3.33	0.62

Total from investment operations	1.23	0.04	3.26	3.58	0.82
Distributions to shareholders from
Net investment income	(0.37)	(0.23)	(0.21)	(0.73)	(0.11)
Net realized gains	(3.22)	(2.05)	(0.22)	0.00	(0.13)

Total distributions to shareholders	(3.59)	(2.28)	(0.43)	(0.73)	(0.24)
Net asset value, end of period	$16.32	$18.68	$20.92	$18.09	$15.24
Total return[3]	6.56%	1.60%	18.16%	24.01%	5.57%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.75%	0.75%	0.76%	0.77%
Net expenses	0.65%	0.65%	0.65%	0.68%	0.68%
Net investment income	1.25%	1.83%	1.08%	1.62%	1.31%
Supplemental data
Portfolio turnover rate	7%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$8,068	$13,223	$15,225	$122	$2,449

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.82	$21.05	$18.21	$15.18	$15.87	$14.34
Net investment income	0.08 [1]	0.29 [1]	0.17 [1]	0.16 [1]	0.15	0.10
Net realized and unrealized gains (losses) on investments	1.14	(0.30)	3.05	2.87	(0.62)	1.50

Total from investment operations	1.22	(0.01)	3.22	3.03	(0.47)	1.60
Distributions to shareholders from
Net investment income	(0.31)	(0.17)	(0.16)	(0.00)[2]	(0.09)	(0.07)
Net realized gains	(3.22)	(2.05)	(0.22)	0.00	(0.13)	0.00

Total distributions to shareholders	(3.53)	(2.22)	(0.38)	(0.00)[2]	(0.22)	(0.07)
Net asset value, end of period	$16.51	$18.82	$21.05	$18.21	$15.18	$15.87
Total return[3]	6.45%	1.26%	17.81%	19.99%	(2.98)%	11.28%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.10%	1.10%	1.10%	1.12%	1.11%
Net expenses	0.97%	0.97%	0.98%	1.00%	0.96%	0.90%
Net investment income	0.87%	1.52%	0.86%	1.00%	0.95%	0.61%
Supplemental data
Portfolio turnover rate	7%	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$12,280	$16,566	$25,444	$32,091	$57,879	$83,692

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.70	$20.95	$18.12	$15.23	$15.91	$14.35
Net investment income	0.12 [1]	0.34	0.23	0.18	0.18 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	1.11	(0.30)	3.03	2.91	(0.62)	1.50

Total from investment operations	1.23	0.04	3.26	3.09	(0.44)	1.64
Distributions to shareholders from
Net investment income	(0.37)	(0.24)	(0.21)	(0.20)	(0.11)	(0.08)
Net realized gains	(3.22)	(2.05)	(0.22)	0.00	(0.13)	0.00

Total distributions to shareholders	(3.59)	(2.29)	(0.43)	(0.20)	(0.24)	(0.08)
Net asset value, end of period	$16.34	$18.70	$20.95	$18.12	$15.23	$15.91
Total return[2]	6.55%	1.56%	18.16%	20.43%	(2.75)%	11.51%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.85%	0.86%	0.87%	0.84%
Net expenses	0.67%	0.67%	0.68%	0.70%	0.70%	0.66%
Net investment income	1.29%	1.82%	1.15%	1.23%	1.22%	0.86%
Supplemental data
Portfolio turnover rate	7%	45%	33%	50%	51%	44%
Net assets, end of period (000s omitted)	$206,640	$600,595	$690,855	$621,864	$412,678	$63,235

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Large Cap Core Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally

Wells Fargo Large Cap Core Fund  |  21

Notes to financial statements (unaudited)

accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $454,867,846 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$173,582,260

Gross unrealized losses	(20,712,125)

Net unrealized gains	$152,870,135

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Wells Fargo Large Cap Core Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$25,790,727	$0	$0	$25,790,727

Consumer discretionary	47,563,780	0	0	47,563,780

Consumer staples	42,471,034	0	0	42,471,034

Energy	37,945,510	0	0	37,945,510

Financials	52,984,497	0	0	52,984,497

Health care	101,257,123	0	0	101,257,123

Industrials	64,289,140	0	0	64,289,140

Information technology	153,108,385	0	0	153,108,385

Materials	22,003,751	0	0	22,003,751

Real estate	42,420,720	0	0	42,420,720

Utilities	10,111,548	0	0	10,111,548

Short-term investments

Investment companies	7,791,766	0	0	7,791,766

Total assets	$607,737,981	$0	$0	$607,737,981

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.700%

Next $500 million	0.675

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $3 billion	0.590

Next $2 billion	0.565

Next $2 billion	0.555

Next $4 billion	0.530

Over $16 billion	0.505

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Wells Fargo Large Cap Core Fund  |  23

Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class C shares, 1.33% for Class R shares, 0.65% for Class R6 shares, 0.97% for Administrator Class shares, and 0.67% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $2,257 from the sale of Class A shares and $29 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $59,034,930 and $518,803,464, respectively.

24  |  Wells Fargo Large Cap Core Fund

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

BNP Paribas Securities Corp.	$1,478,048	$(1,478,048)	$0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended January 31, 2020, the Fund had average borrowings outstanding of $24,429 (on an annualized basis) at an average interest rate of 2.89% and paid interest in the amount of $706.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies

Wells Fargo Large Cap Core Fund  |  25

Notes to financial statements (unaudited)

and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

26  |  Wells Fargo Large Cap Core Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Large Cap Core Fund  |  27

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

28  |  Wells Fargo Large Cap Core Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Large Cap Core Fund  |  29

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

30  |  Wells Fargo Large Cap Core Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Large Cap Core Fund  |  31

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0220-03828 03-20

SA208/SAR208 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo Large Cap Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Large Cap Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Growth Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Large Cap Growth Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Large Cap Growth Fund  |  3

Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Large Cap Growth Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡, CPA

Bob Gruendyke, CFA®‡

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STAFX)[3]	7-30-2010	17.68	12.31	13.93	24.86	13.64	14.61	1.18	1.07

Class C (STOFX)[4]	7-30-2010	22.90	12.79	13.76	23.90	12.79	13.76	1.93	1.82

Class R (STMFX)[5]	6-15-2012	–	–	–	24.55	13.35	14.34	1.43	1.32

Class R4 (SLGRX)[6]	11-30-2012	–	–	–	25.21	13.97	14.96	0.90	0.80

Class R6 (STFFX)[7]	11-30-2012	–	–	–	25.37	14.13	15.07	0.75	0.65

Administrator Class (STDFX)[8]	7-30-2010	–	–	–	25.01	13.78	14.75	1.10	0.95

Institutional Class (STNFX)[9]	7-30-2010	–	–	–	25.26	14.03	15.01	0.85	0.75

Russell 1000® Growth Index[10]	–	–	–	–	27.94	15.49	15.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Large Cap Growth Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[11]

Microsoft Corporation	9.17

Amazon.com Incorporated	7.29

MasterCard Incorporated Class A	4.19

Alphabet Incorporated Class C	3.72

Visa Incorporated Class A	3.71

Alphabet Incorporated Class A	3.69

Facebook Incorporated Class A	3.56

Microchip Technology Incorporated	3.30

Apple Incorporated	3.23

CSX Corporation	2.61

Sector distribution as of January 31, 2020[12]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 1.32% for Class R, 0.80% Class R4, 0.65% for Class R6, 0.95% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A shares would be higher.

[4]

Historical performance shown for the Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to the Class C shares.

[5]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.

[6]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R4 shares.

[7]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[8]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for the Administrator Class shares would be higher.

[9]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[10]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[11]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Large Cap Growth Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,090.25	$5.41	1.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23	1.03%

Class C

Actual	$1,000.00	$1,085.92	$9.54	1.82%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.99	$9.22	1.82%

Class R

Actual	$1,000.00	$1,088.64	$6.93	1.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.70	1.32%

Class R4

Actual	$1,000.00	$1,091.68	$4.21	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

Class R6

Actual	$1,000.00	$1,092.55	$3.42	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Administrator Class

Actual	$1,000.00	$1,090.74	$4.99	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%

Institutional Class

Actual	$1,000.00	$1,091.96	$3.94	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Large Cap Growth Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 99.74%

Communication Services: 13.21%

Entertainment: 0.86%
Netflix Incorporated †	5,900	$2,036,031
The Walt Disney Company	48,480	6,705,269

		8,741,300

Interactive Media & Services: 12.35%
Alphabet Incorporated Class A †	26,320	37,710,770
Alphabet Incorporated Class C †	26,510	38,021,437
Facebook Incorporated Class A †	180,260	36,396,297
Match Group Incorporated †«	39,290	3,073,264
Pinterest Incorporated Class A †	503,346	11,088,712

		126,290,480

Consumer Discretionary: 16.17%

Hotels, Restaurants & Leisure: 1.01%
Norwegian Cruise Line Holdings Limited †	124,700	6,715,095
Royal Caribbean Cruises Limited	30,600	3,582,648

		10,297,743

Internet & Direct Marketing Retail: 7.29%
Amazon.com Incorporated †	37,100	74,523,512

Specialty Retail: 5.83%
Burlington Stores Incorporated †	96,830	21,057,620
CarMax Incorporated †	111,810	10,850,042
O’Reilly Automotive Incorporated †	8,250	3,350,325
The Home Depot Incorporated	67,530	15,403,593
ULTA Beauty Incorporated †	33,440	8,958,910

		59,620,490

Textiles, Apparel & Luxury Goods: 2.04%
Levi Strauss & Company Class A «	709,050	13,925,742
Nike Incorporated Class B	71,770	6,911,451

		20,837,193

Consumer Staples: 2.34%

Beverages: 1.42%
The Coca-Cola Company	248,670	14,522,328

Personal Products: 0.92%
The Estee Lauder Companies Incorporated Class A	48,120	9,391,099

Financials: 3.42%

Capital Markets: 3.42%
CME Group Incorporated	50,000	10,855,500
MarketAxess Holdings Incorporated	17,220	6,098,980
The Charles Schwab Corporation	395,180	18,000,449

		34,954,929

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Cap Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Health Care: 9.94%

Biotechnology: 1.10%
Alexion Pharmaceuticals Incorporated †	39,500	$3,925,905
Vertex Pharmaceuticals Incorporated †	32,320	7,338,256

		11,264,161

Health Care Equipment & Supplies: 5.97%
Abbott Laboratories	158,150	13,781,191
Baxter International Incorporated	96,420	8,602,592
Boston Scientific Corporation †	422,770	17,701,380
Edwards Lifesciences Corporation †	30,940	6,802,468
Intuitive Surgical Incorporated †	1,200	671,736
Medtronic plc	27,700	3,197,688
Stryker Corporation	48,560	10,231,592

		60,988,647

Health Care Technology: 0.18%
Veeva Systems Incorporated Class A †	12,700	1,861,947

Life Sciences Tools & Services: 0.55%
Agilent Technologies Incorporated	67,920	5,607,475

Pharmaceuticals: 2.14%
Zoetis Incorporated	163,130	21,893,677

Industrials: 11.92%

Aerospace & Defense: 0.95%
The Boeing Company	30,590	9,735,879

Commercial Services & Supplies: 1.92%
Waste Connections Incorporated	204,120	19,658,797

Industrial Conglomerates: 1.46%
Roper Technologies Incorporated	39,180	14,953,439

Machinery: 0.75%
Fortive Corporation	101,500	7,605,395

Professional Services: 0.25%
TransUnion	28,120	2,578,604

Road & Rail: 6.59%
CSX Corporation	349,220	26,659,455
Norfolk Southern Corporation	102,850	21,414,399
Union Pacific Corporation	107,310	19,253,560

		67,327,414

Information Technology: 40.06%

IT Services: 13.55%
Fidelity National Information Services Incorporated	178,473	25,639,431
Global Payments Incorporated	28,900	5,648,505
MasterCard Incorporated Class A	135,490	42,806,711
PayPal Holdings Incorporated †	179,160	20,404,532
Square Incorporated Class A †	80,730	6,029,724
Visa Incorporated Class A	190,740	37,951,538

		138,480,441

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value
Semiconductors & Semiconductor Equipment: 6.98%
Microchip Technology Incorporated		345,790	$33,707,609
NVIDIA Corporation		34,810	8,230,128
NXP Semiconductors NV		61,100	7,751,146
Texas Instruments Incorporated		179,780	21,690,457

			71,379,340

Software: 16.30%
Adobe Incorporated †		40,300	14,150,942
Microsoft Corporation		550,490	93,709,913
Salesforce.com Incorporated †		77,320	14,096,209
ServiceNow Incorporated †		44,980	15,213,585
Splunk Incorporated †		108,190	16,797,579
VMware Incorporated Class A †		85,830	12,707,990

			166,676,218

Technology Hardware, Storage & Peripherals: 3.23%
Apple Incorporated		106,670	33,015,432

Materials: 2.03%

Chemicals: 2.03%
Air Products & Chemicals Incorporated		45,970	10,973,499
Linde plc		48,410	9,833,523

			20,807,022

Real Estate: 0.65%

Real Estate Management & Development: 0.65%
CBRE Group Incorporated Class A †		109,620	6,692,302

Total Common Stocks (Cost $458,401,351)			1,019,705,264

	Yield
Short-Term Investments: 0.67%

Investment Companies: 0.67%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	3,353,840	3,354,176
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	3,467,316	3,467,316

Total Short-Term Investments (Cost $6,821,492)			6,821,492

Total investments in securities (Cost $465,222,843)	100.41%	1,026,526,756

Other assets and liabilities, net	(0.41)	(4,225,045)

Total net assets	100.00%	$1,022,301,711

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Cap Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	39,213,509	140,102,855	(175,962,524)	3,353,840	$601	$124	$183,749	#	$3,354,176
Wells Fargo Government Money Market Fund Select Class	5,937,879	88,051,751	(90,522,314)	3,467,316	0	0	47,103		3,467,316

					$601	$124	$230,852		$6,821,492	0.67%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  11

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $3,285,355 of securities loaned), at value (cost $458,401,351)	$1,019,705,264
Investments in affiliated securities, at value (cost $6,821,492)	6,821,492
Receivable for Fund shares sold	355,363
Receivable for dividends	362,667
Receivable for securities lending income, net	8,404
Prepaid expenses and other assets	34,606

Total assets	1,027,287,796

Liabilities
Payable upon receipt of securities loaned	3,352,823
Payable for investments purchased	81,865
Payable for Fund shares redeemed	655,066
Management fee payable	538,527
Administration fees payable	132,976
Distribution fees payable	8,478
Trustees’ fees and expenses payable	5,499
Accrued expenses and other liabilities	210,851

Total liabilities	4,986,085

Total net assets	$1,022,301,711

Net assets consist of
Paid-in capital	$425,761,548
Total distributable earnings	596,540,163

Total net assets	$1,022,301,711

Computation of net asset value and offering price per share
Net assets – Class A	$544,848,083
Shares outstanding – Class A1	12,438,094
Net asset value per share – Class A	$43.80
Maximum offering price per share – Class A2	$46.47
Net assets – Class C	$10,768,947
Shares outstanding – Class C1	280,570
Net asset value per share – Class C	$38.38
Net assets – Class R	$4,466,390
Shares outstanding – Class R1	105,712
Net asset value per share – Class R	$42.25
Net assets – Class R4	$1,088,858
Share outstanding – Class R4[1]	23,970
Net asset value per share – Class R4	$45.43
Net assets – Class R6	$317,823,564
Shares outstanding – Class R6[1]	6,945,086
Net asset value per share – Class R6	$45.76
Net assets – Administrator Class	$72,836,939
Shares outstanding – Administrator Class[1]	1,636,015
Net asset value per share – Administrator Class	$44.52
Net assets – Institutional Class	$70,468,930
Shares outstanding – Institutional Class[1]	1,547,521
Net asset value per share – Institutional Class	$45.54

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Large Cap Growth Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $13,406)	$4,239,172
Income from affiliated securities	130,604

Total investment income	4,369,776

Expenses
Management fee	3,491,562
Administration fees
Class A	558,561
Class C	11,631
Class R	4,724
Class R4	381
Class R6	48,393
Administrator Class	45,116
Institutional Class	49,078
Shareholder servicing fees
Class A	664,954
Class C	13,846
Class R	5,623
Class R4	476
Administrator Class	86,761
Distribution fees
Class C	41,499
Class R	5,451
Custody and accounting fees	22,184
Professional fees	21,790
Registration fees	59,135
Shareholder report expenses	39,867
Trustees’ fees and expenses	10,864
Other fees and expenses	14,651

Total expenses	5,196,547
Less: Fee waivers and/or expense reimbursements
Fund-level	(555,257)
Class A	(106,124)
Administrator Class	(13)

Net expenses	4,535,153

Net investment loss	(165,377)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	50,013,352
Affiliated securities	601

Net realized gains on investments	50,013,953

Net change in unrealized gains (losses) on
Unaffiliated securities	37,754,819
Affiliated securities	124

Net change in unrealized gains (losses) on investments	37,754,943

Net realized and unrealized gains (losses) on investments	87,768,896

Net increase in net assets resulting from operations	$87,603,519

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment income (loss)		$(165,377)		$885,116
Net realized gains on investments		50,013,953		127,678,132
Net change in unrealized gains (losses) on investments		37,754,943		(27,477,455)

Net increase in net assets resulting from operations		87,603,519		101,085,793

Distributions to shareholders from net investment income and net realized gains
Class A		(48,085,264)		(111,706,240)
Class C		(1,095,349)		(3,431,246)
Class R		(417,971)		(1,280,121)
Class R4		(85,773)		(455,047)
Class R6		(29,201,378)		(66,047,400)
Administrator Class		(6,247,883)		(14,492,251)
Institutional Class		(6,697,849)		(18,149,003)

Total distributions to shareholders		(91,831,467)		(215,561,308)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	141,655	6,123,178	399,711	17,356,631
Class C	12,591	473,678	71,966	2,571,501
Class R	18,772	774,997	49,362	1,986,257
Class R4	3,334	151,363	9,684	457,992
Class R6	571,713	25,957,232	780,490	34,878,326
Administrator Class	91,033	4,023,794	156,702	7,081,152
Institutional Class	85,747	3,864,506	275,036	12,403,795

		41,368,748		76,735,654

Reinvestment of distributions
Class A	1,127,992	46,360,475	2,918,252	107,245,772
Class C	25,717	927,347	92,097	3,029,996
Class R	4,263	169,064	9,145	326,200
Class R4	1,974	84,285	11,892	451,084
Class R6	647,777	27,895,355	1,625,721	62,084,213
Administrator Class	149,395	6,242,050	388,367	14,470,567
Institutional Class	140,193	6,001,246	407,144	15,475,547

		87,679,822		203,083,379

Payment for shares redeemed
Class A	(795,070)	(34,522,194)	(1,635,497)	(70,467,127)
Class C	(49,676)	(1,906,076)	(197,048)	(7,247,118)
Class R	(22,289)	(937,825)	(64,781)	(2,603,006)
Class R4	(927)	(41,707)	(41,238)	(1,706,882)
Class R6	(1,373,279)	(61,755,422)	(1,438,307)	(65,749,149)
Administrator Class	(100,966)	(4,466,876)	(555,121)	(25,132,488)
Institutional Class	(428,031)	(19,239,540)	(729,747)	(33,022,472)

		(122,869,640)		(205,928,242)

Net increase in net assets resulting from capital share transactions		6,178,930		73,890,791

Total increase (decrease) in net assets		1,950,982		(40,584,724)

Net assets
Beginning of period		1,020,350,729		1,060,935,453

End of period		$1,022,301,711		$1,020,350,729

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$44.23	$52.01	$50.10	$46.05	$49.55	$45.30
Net investment loss	(0.04)[1]	(0.03)[1]	(0.08)	(0.03)[1]	(0.03)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	3.76	3.47	12.56	6.39	(0.92)	6.33

Total from investment operations	3.72	3.44	12.48	6.36	(0.95)	6.32
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.00)[2]	0.00
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)

Total distributions to shareholders	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Net asset value, end of period	$43.80	$44.23	$52.01	$50.10	$46.05	$49.55
Total return[3]	9.02%	11.00%	27.98%	14.60%	(1.83)%	14.35%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.17%	1.16%	1.20%
Net expenses	1.03%	1.07%	1.07%	1.07%	1.07%	1.07%
Net investment loss	(0.17)%	(0.07)%	(0.16)%	(0.06)%	(0.06)%	(0.02)%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$544,848	$529,110	$534,694	$516,410	$576,502	$184,504

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$39.41	$47.97	$47.25	$43.88	$47.68	$43.99
Net investment loss	(0.19)[1]	(0.32)[1]	(0.31)	(0.35)[1]	(0.32)[1]	(0.42)
Net realized and unrealized gains (losses) on investments	3.31	2.98	11.60	6.03	(0.93)	6.18

Total from investment operations	3.12	2.66	11.29	5.68	(1.25)	5.76
Distributions to shareholders from
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Net asset value, end of period	$38.38	$39.41	$47.97	$47.25	$43.88	$47.68
Total return[2]	8.59%	10.17%	27.03%	13.74%	(2.56)%	13.47%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.92%	1.91%	1.91%	1.95%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(0.96)%	(0.80)%	(0.90)%	(0.81)%	(0.75)%	(0.77)%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$10,769	$11,504	$15,586	$14,640	$18,877	$22,839

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R		2019	2018	2017	2016	2015
Net asset value, beginning of period	$42.86	$50.89	$49.34	$45.50	$49.11	$45.03
Net investment loss	(0.10)[1]	(0.13)[1]	(0.20)[1]	(0.14)[1]	(0.10)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	3.64	3.32	12.32	6.29	(0.96)	6.31

Total from investment operations	3.54	3.19	12.12	6.15	(1.06)	6.15
Distributions to shareholders from
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)
Net asset value, end of period	$42.25	$42.86	$50.89	$49.34	$45.50	$49.11
Total return[2]	8.86%	10.74%	27.65%	14.30%	(2.08)%	14.05%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.42%	1.42%	1.41%	1.41%	1.45%
Net expenses	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.46)%	(0.29)%	(0.40)%	(0.31)%	(0.23)%	(0.28)%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$4,466	$4,499	$5,661	$6,387	$8,218	$12,086

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R4		2019	2018	2017	2016	2015
Net asset value, beginning of period	$45.72	$53.23	$50.94	$46.69	$50.23	$45.76
Net investment income	0.01 [1]	0.11 [1]	0.05 [1]	0.11 [1]	0.13	0.07
Net realized and unrealized gains (losses) on investments	3.92	3.60	12.81	6.50	(0.95)	6.47

Total from investment operations	3.93	3.71	12.86	6.61	(0.82)	6.54
Distributions to shareholders from
Net investment income	(0.07)	0.00	0.00	(0.05)	(0.17)	0.00
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)

Total distributions to shareholders	(4.22)	(11.22)	(10.57)	(2.36)	(2.72)	(2.07)
Net asset value, end of period	$45.43	$45.72	$53.23	$50.94	$46.69	$50.23
Total return[2]	9.17%	11.32%	28.31%	14.96%	(1.54)%	14.69%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.90%	0.88%	0.88%	0.87%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.78%	0.75%
Net investment income	0.05%	0.24%	0.10%	0.25%	0.27%	0.17%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$1,089	$896	$2,089	$337	$8,400	$7,205

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017	2016	2015
Net asset value, beginning of period	$46.06	$53.49	$51.12	$46.82	$50.34	$45.82
Net investment income	0.06	0.16 [1]	0.14	0.17	0.22	0.07 [1]
Net realized and unrealized gains (losses) on investments	3.92	3.65	12.85	6.52	(0.97)	6.56

Total from investment operations	3.98	3.81	12.99	6.69	(0.75)	6.63
Distributions to shareholders from
Net investment income	(0.13)	(0.02)	(0.05)	(0.08)	(0.22)	(0.04)
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)

Total distributions to shareholders	(4.28)	(11.24)	(10.62)	(2.39)	(2.77)	(2.11)
Net asset value, end of period	$45.76	$46.06	$53.49	$51.12	$46.82	$50.34
Total return[2]	9.25%	11.46%	28.51%	15.09%	(1.39)%	14.88%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.74%	0.73%	0.72%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.64%	0.60%
Net investment income	0.21%	0.35%	0.27%	0.36%	0.39%	0.13%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$317,824	$326,990	$327,943	$307,048	$225,805	$117,741

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$44.87	$52.54	$50.46	$46.32	$49.84	$45.50
Net investment income (loss)	(0.02)	0.02	(0.01)	0.05	0.05	0.05
Net realized and unrealized gains (losses) on investments	3.83	3.53	12.66	6.41	(0.94)	6.36

Total from investment operations	3.81	3.55	12.65	6.46	(0.89)	6.41
Distributions to shareholders from
Net investment income	(0.01)	0.00	0.00	(0.01)	(0.08)	0.00
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)

Total distributions to shareholders	(4.16)	(11.22)	(10.57)	(2.32)	(2.63)	(2.07)
Net asset value, end of period	$44.52	$44.87	$52.54	$50.46	$46.32	$49.84
Total return[1]	9.07%	11.14%	28.14%	14.75%	(1.71)%	14.48%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.09%	1.08%	1.08%	1.05%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.09)%	0.05%	(0.03)%	0.06%	0.12%	0.10%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$72,837	$67,158	$79,154	$80,937	$237,577	$262,535

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$45.84	$53.31	$51.00	$46.74	$50.30	$45.80
Net investment income	0.03 [1]	0.12 [1]	0.10 [1]	0.12 [1]	0.17 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	3.91	3.63	12.80	6.51	(0.96)	6.41

Total from investment operations	3.94	3.75	12.90	6.63	(0.79)	6.60
Distributions to shareholders from
Net investment income	(0.09)	0.00	(0.02)	(0.06)	(0.22)	(0.03)
Net realized gains	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)	(2.07)

Total distributions to shareholders	(4.24)	(11.22)	(10.59)	(2.37)	(2.77)	(2.10)
Net asset value, end of period	$45.54	$45.84	$53.31	$51.00	$46.74	$50.30
Total return[2]	9.20%	11.37%	28.37%	14.98%	(1.49)%	14.82%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.83%	0.83%	0.78%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.71%	0.65%
Net investment income	0.11%	0.26%	0.18%	0.27%	0.37%	0.40%
Supplemental data
Portfolio turnover rate	12%	43%	34%	40%	31%	26%
Net assets, end of period (000s omitted)	$70,469	$80,194	$95,809	$169,836	$316,310	$534,975

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  21

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

22  |  Wells Fargo Large Cap Growth Fund

Notes to financial statements (unaudited)

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $465,084,265 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$561,916,565

Gross unrealized losses	(474,074)

Net unrealized gains	$561,442,491

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Large Cap Growth Fund  |  23

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$135,031,780	$0	$0	$135,031,780

Consumer discretionary	165,278,938	0	0	165,278,938

Consumer staples	23,913,427	0	0	23,913,427

Financials	34,954,929	0	0	34,954,929

Health care	101,615,907	0	0	101,615,907

Industrials	121,859,528	0	0	121,859,528

Information technology	409,551,431	0	0	409,551,431

Materials	20,807,022	0	0	20,807,022

Real estate	6,692,302	0	0	6,692,302

Short-term investments

Investment companies	6,821,492	0	0	6,821,492

Total assets	$1,026,526,756	$0	$0	$1,026,526,756

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.700%

Next $500 million	0.675

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $3 billion	0.590

Next $2 billion	0.565

Next $2 billion	0.555

Next $4 billion	0.530

Over $16 billion	0.505

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

24  |  Wells Fargo Large Cap Growth Fund

Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R4	0.08

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.75% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $530 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $121,811,042 and $201,526,269, respectively.

Wells Fargo Large Cap Growth Fund  |  25

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$405,250	$(405,250)	$0

Citigroup Global Markets Inc.	2,520,655	(2,520,655)	0

Morgan Stanley & Co. LLC	359,450	(359,450)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

26  |  Wells Fargo Large Cap Growth Fund

Notes to financial statements (unaudited)

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

Wells Fargo Large Cap Growth Fund  |  27

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo Large Cap Growth Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Large Cap Growth Fund  |  29

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Large Cap Growth Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

Wells Fargo Large Cap Growth Fund  |  31

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

32  |  Wells Fargo Large Cap Growth Fund

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0020-03834 03-20

SA209/SAR209 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo

Large Company Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Large Company Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Company Value Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Large Company Value Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Large Company Value Fund  |  3

Letter to shareholders (unaudited)

and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Large Company Value Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Average annual total returns (%) as of January 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WLCAX)	3-31-2008	6.02	5.75	8.94	12.51	7.01	9.58	0.97	0.83

Class C (WFLVX)	3-31-2008	10.68	6.20	8.77	11.68	6.20	8.77	1.72	1.58

Class R6 (WTLVX)[3]	4-7-2017	–	–	–	13.02	7.47	10.08	0.54	0.40

Administrator Class (WWIDX)	12-31-2001	–	–	–	12.69	7.14	9.79	0.89	0.75

Institutional Class (WLCIX)	3-31-2008	–	–	–	12.87	7.40	10.05	0.64	0.50

Russell 1000® Value Index[4]	–	–	–	–	14.88	8.70	11.87	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Large Company Value Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[5]

Berkshire Hathaway Incorporated Class B	4.11

Intel Corporation	3.72

Bank of America Corporation	3.41

Johnson & Johnson	3.31

PepsiCo Incorporated	3.23

Pfizer Incorporated	3.10

Verizon Communications Incorporated	2.68

Duke Energy Corporation	2.57

BlackRock Incorporated	2.49

Gilead Sciences Incorporated	2.29

Sector distribution as of January 31, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.83% for Class A, 1.58% for Class C, 0.40% for Class R6, 0.75% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Large Company Value Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,057.60	$4.14	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

Class C

Actual	$1,000.00	$1,053.67	$8.16	1.58%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%

Class R6

Actual	$1,000.00	$1,060.09	$2.07	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%

Administrator Class

Actual	$1,000.00	$1,057.93	$3.83	0.74%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%

Institutional Class

Actual	$1,000.00	$1,059.15	$2.59	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Large Company Value Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 98.19%

Communication Services: 8.01%

Diversified Telecommunication Services: 4.19%
AT&T Incorporated	85,422	$3,213,576
Verizon Communications Incorporated	96,099	5,712,125

		8,925,701

Interactive Media & Services: 1.81%
Facebook Incorporated Class A †	19,098	3,856,077

Media: 2.01%
Comcast Corporation Class A	81,594	3,524,045
Interpublic Group of Companies Incorporated	33,413	758,475

		4,282,520

Consumer Discretionary: 7.09%

Diversified Consumer Services: 0.04%
Laureate Education Incorporated Class A †	4,458	92,905

Hotels, Restaurants & Leisure: 1.02%
Boyd Gaming Corporation	2,201	65,700
MGM Resorts International	50,200	1,559,212
Royal Caribbean Cruises Limited	4,606	539,270

		2,164,182

Household Durables: 0.20%
Skyline Champion Corporation †	14,439	415,121

Specialty Retail: 4.08%
Aaron’s Incorporated	15,573	924,413
Lowe’s Companies Incorporated	36,306	4,220,209
O’Reilly Automotive Incorporated †	7,154	2,905,239
The TJX Companies Incorporated	10,769	635,802

		8,685,663

Textiles, Apparel & Luxury Goods: 1.75%
lululemon athletica Incorporated †	14,829	3,549,914
PVH Corporation	2,081	181,401

		3,731,315

Consumer Staples: 8.36%

Beverages: 3.23%
PepsiCo Incorporated	48,394	6,872,916

Food & Staples Retailing: 3.40%
Costco Wholesale Corporation	14,871	4,543,388
The Kroger Company	95,721	2,571,066
US Foods Holding Corporation †	396	15,907
Walmart Incorporated	1,026	117,467

		7,247,828

Food Products: 0.96%
Sanderson Farms Incorporated	14,856	2,045,523

Household Products: 0.48%
The Procter & Gamble Company	8,296	1,033,848

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Company Value Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Tobacco: 0.29%
Altria Group Incorporated	12,836	$610,095

Energy: 6.11%

Oil, Gas & Consumable Fuels: 6.11%
ConocoPhillips	77,893	4,629,181
Marathon Petroleum Corporation	976	53,192
ONEOK Incorporated	35,825	2,682,218
The Williams Companies Incorporated	58,866	1,217,938
Valero Energy Corporation	51,966	4,381,253
WPX Energy Incorporated †	4,845	57,898

		13,021,680

Financials: 19.18%

Banks: 9.01%
Bank of America Corporation	221,393	7,268,332
Bank of N.T. Butterfield & Son Limited	21,782	723,598
Citigroup Incorporated	52,918	3,937,628
Comerica Incorporated	38,227	2,337,963
JPMorgan Chase & Company	31,868	4,218,048
PacWest Bancorp	20,365	713,793

		19,199,362

Capital Markets: 4.12%
Bank of New York Mellon Corporation	49,493	2,216,297
BlackRock Incorporated	10,043	5,296,176
LPL Financial Holdings Incorporated	8,703	801,807
Morgan Stanley	8,996	470,131

		8,784,411

Consumer Finance: 0.72%
OneMain Holdings Incorporated	36,111	1,530,023

Diversified Financial Services: 4.43%
Berkshire Hathaway Incorporated Class B †	39,031	8,759,727
Cannae Holdings Incorporated †	16,463	669,386

		9,429,113

Insurance: 0.90%
Aon plc	5,044	1,110,941
Assured Guaranty Limited	8,181	375,017
National General Holdings Corporation	19,495	424,406

		1,910,364

Health Care: 16.94%

Biotechnology: 3.72%
Alexion Pharmaceuticals Incorporated †	1,507	149,781
Amgen Incorporated	1,714	370,310
Arena Pharmaceuticals Incorporated †	55,553	2,538,217
Gilead Sciences Incorporated	77,116	4,873,731

		7,932,039

Health Care Equipment & Supplies: 3.49%
Baxter International Incorporated	50,565	4,511,409
Integer Holdings Corporation †	3,440	293,776
Tandem Diabetes Care Incorporated †	11,722	891,341
West Pharmaceutical Services Incorporated	11,171	1,742,117

		7,438,643

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Health Care Providers & Services: 1.04%
Laboratory Corporation of America Holdings †	12,612	$2,212,145

Life Sciences Tools & Services: 1.88%
Charles River Laboratories International Incorporated †	958	148,088
IQVIA Holdings Incorporated †	9,099	1,412,620
Thermo Fisher Scientific Incorporated	7,777	2,435,679

		3,996,387

Pharmaceuticals: 6.81%
Johnson & Johnson	47,294	7,040,658
Pfizer Incorporated	177,245	6,600,604
Zoetis Incorporated	6,399	858,810

		14,500,072

Industrials: 8.75%

Aerospace & Defense: 3.29%
General Dynamics Corporation	23,783	4,172,490
Lockheed Martin Corporation	3,041	1,301,913
Moog Incorporated Class A	1,029	92,209
United Technologies Corporation	9,637	1,447,477

		7,014,089

Airlines: 1.54%
SkyWest Incorporated	59,354	3,274,560

Commercial Services & Supplies: 2.26%
Republic Services Incorporated	50,640	4,813,332

Electrical Equipment: 0.02%
Eaton Corporation plc	427	40,339

Machinery: 0.66%
Crane Company	1,750	149,555
Hillenbrand Incorporated	43,006	1,248,464

		1,398,019

Road & Rail: 0.93%
Union Pacific Corporation	11,080	1,987,974

Trading Companies & Distributors: 0.05%
Applied Industrial Technologies Incorporated	1,545	99,761

Information Technology: 7.45%

IT Services: 0.74%
MasterCard Incorporated Class A	4,987	1,575,593

Semiconductors & Semiconductor Equipment: 4.87%
Intel Corporation	123,775	7,912,934
NVIDIA Corporation	10,413	2,461,946

		10,374,880

Software: 1.84%
Intuit Incorporated	13,969	3,916,628
Progress Software Corporation	1	45

		3,916,673

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Company Value Fund

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value
Technology Hardware, Storage & Peripherals: 0.00%
HP Incorporated		3	$64

Materials: 4.08%

Chemicals: 1.67%
Celanese Corporation Series A		207	21,425
Eastman Chemical Company		49,481	3,526,511

			3,547,936

Containers & Packaging: 0.40%
WestRock Company		21,957	856,323

Metals & Mining: 2.01%
Newmont Goldcorp Corporation		95,089	4,284,710

Real Estate: 7.14%

Equity REITs: 7.14%
Apple Hospitality REIT Incorporated		34,496	518,130
Equity Commonwealth		1,488	48,792
Gaming and Leisure Properties Incorporated		101,319	4,787,829
Mack-Cali Realty Corporation		130,242	2,860,114
Outfront Media Incorporated		26,724	794,772
Piedmont Office Realty Trust Incorporated Class A		120,134	2,785,907
The Geo Group Incorporated		76,038	1,201,400
Weingarten Realty Investors		21,024	611,798
Weyerhaeuser Company		55,115	1,595,579

			15,204,321

Utilities: 5.08%

Electric Utilities: 4.17%
Duke Energy Corporation		56,165	5,483,389
NextEra Energy Incorporated		12,697	3,405,335

			8,888,724

Multi-Utilities: 0.91%
MDU Resources Group Incorporated		65,003	1,924,739

Total Common Stocks (Cost $189,937,572)			209,119,970

	Yield
Short-Term Investments: 1.42%

Investment Companies: 1.42%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51%	3,035,628	3,035,628

Total Short-Term Investments (Cost $3,035,628)			3,035,628

Total investments in securities (Cost $192,973,200)	99.61%	212,155,598

Other assets and liabilities, net	0.39	820,173

Total net assets	100.00%	$212,975,771

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  11

Portfolio of investments—January 31, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

S&P 500 E-Mini Index	24	3-20-2020	$3,881,376	$3,868,800	$0	$(12,576)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	4,235,951	(4,235,951)	0	$0	$0	$999	#	$0
Wells Fargo Government Money Market Fund Select Class	1,645,324	16,788,628	(15,398,324)	3,035,628	0	0	26,765		3,035,628

					$0	$0	$27,764		$3,035,628	1.42%

*	No longer held at the end of the period.

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Large Company Value Fund

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $189,937,572)	$209,119,970
Investments in affiliated securities, at value (cost $3,035,628)	3,035,628
Segregated cash for futures contracts	800,000
Receivable for Fund shares sold	44,880
Receivable for dividends	319,551
Prepaid expenses and other assets	108,419

Total assets	213,428,448

Liabilities
Payable for Fund shares redeemed	212,644
Payable for daily variation margin on open futures contracts	78,880
Management fee payable	51,449
Administration fees payable	40,188
Distribution fee payable	568
Shareholder servicing fees payable	48,595
Trustees’ fees and expenses payable	5,454
Accrued expenses and other liabilities	14,899

Total liabilities	452,677

Total net assets	$212,975,771

Net assets consist of
Paid-in capital	$188,797,830
Total distributable earnings	24,177,941

Total net assets	$212,975,771

Computation of net asset value and offering price per share
Net assets – Class A	$195,750,914
Shares outstanding – Class A1	14,538,401
Net asset value per share – Class A	$13.46
Maximum offering price per share – Class A2	$14.28
Net assets – Class C	$727,651
Shares outstanding – Class C1	52,212
Net asset value per share – Class C	$13.94
Net assets – Class R6	$20,951
Shares outstanding – Class R6[1]	1,549
Net asset value per share – Class R6	$13.53
Net assets – Administrator Class	$13,304,418
Shares outstanding – Administrator Class[1]	978,597
Net asset value per share – Administrator Class	$13.60
Net assets – Institutional Class	$3,171,837
Shares outstanding – Institutional Class[1]	234,240
Net asset value per share – Institutional Class	$13.54

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  13

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends	$3,016,661
Income from affiliated securities	27,022

Total investment income	3,043,683

Expenses
Management fee	430,501
Administration fees
Class A	207,360
Class C	872
Class R6	4
Administrator Class	9,102
Institutional Class	1,891
Shareholder servicing fees
Class A	246,857
Class C	1,039
Administrator Class	17,504
Distribution fee
Class C	3,105
Custody and accounting fees	11,210
Professional fees	20,598
Registration fees	40,767
Shareholder report expenses	30,575
Trustees’ fees and expenses	10,864
Other fees and expenses	6,813

Total expenses	1,039,062
Less: Fee waivers and/or expense reimbursements
Fund-level	(153,451)
Class A	(24,797)
Class C	(4)
Administrator Class	(332)

Net expenses	860,478

Net investment income	2,183,205

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	8,532,549
Futures contracts	421,077

Net realized gains on investments	8,953,626

Net change in unrealized gains (losses) on
Unaffiliated securities	760,890
Futures contracts	(10,517)

Net change in unrealized gains (losses) on investments	750,373

Net realized and unrealized gains (losses) on investments	9,703,999

Net increase in net assets resulting from operations	$11,887,204

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Large Company Value Fund

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment income		$2,183,205		$4,187,678
Net realized gains (losses) on investments		8,953,626		(1,776,559)
Net change in unrealized gains (losses) on investments		750,373		(1,219,504)

Net increase in net assets resulting from operations		11,887,204		1,191,615

Distributions to shareholders from net investment income and net realized gains
Class A		(2,935,092)		(23,627,979)
Class C		(6,507)		(266,385)
Class R6		(445)		(2,636)
Administrator Class		(222,708)		(1,888,886)
Institutional Class		(56,719)		(1,871,851)

Total distributions to shareholders		(3,221,471)		(27,657,737)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	92,726	1,211,227	328,569	4,172,689
Class C	1,179	16,335	6,704	85,717
Administrator Class	9,714	126,608	14,518	189,634
Institutional Class	51,629	695,335	68,756	908,749

		2,049,505		5,356,789

Reinvestment of distributions
Class A	217,711	2,862,786	1,878,949	23,010,284
Class C	422	5,689	19,913	248,892
Administrator Class	16,334	217,188	150,186	1,857,902
Institutional Class	4,202	55,871	39,382	487,708

		3,141,534		25,604,786

Payment for shares redeemed
Class A	(942,318)	(12,365,613)	(1,858,015)	(24,202,649)
Class C	(21,801)	(291,038)	(151,734)	(1,973,099)
Administrator Class	(108,542)	(1,470,116)	(251,379)	(3,187,791)
Institutional Class	(47,636)	(617,832)	(1,090,005)	(12,813,608)

		(14,744,599)		(42,177,147)

Net decrease in net assets resulting from capital share transactions		(9,553,560)		(11,215,572)

Total decrease in net assets		(887,827)		(37,681,694)

Net assets
Beginning of period		213,863,598		251,545,292

End of period		$212,975,771		$213,863,598

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.92	$14.46	$16.54	$14.58	$16.10	$16.82
Net investment income	0.14	0.24	0.19	0.14	0.17	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.60	(0.15)	1.29	1.93	(0.41)	0.78

Total from investment operations	0.74	0.09	1.48	2.07	(0.24)	0.91
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.18)	(0.11)	(0.16)	(0.13)
Net realized gains	(0.07)	(1.38)	(3.38)	0.00	(1.12)	(1.50)

Total distributions to shareholders	(0.20)	(1.63)	(3.56)	(0.11)	(1.28)	(1.63)
Net asset value, end of period	$13.46	$12.92	$14.46	$16.54	$14.58	$16.10
Total return[2]	5.76%	1.44%	9.39%	14.24%	(0.98)%	5.72%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.94%	1.09%	1.24%	1.27%
Net expenses	0.80%	0.83%	0.83%	0.96%	1.10%	1.10%
Net investment income	2.02%	1.84%	1.28%	0.91%	1.19%	0.76%
Supplemental data
Portfolio turnover rate	123%	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$195,751	$196,075	$214,247	$221,207	$218,922	$104,453

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.34	$14.81	$16.86	$14.90	$16.41	$17.12
Net investment income	0.09 [1]	0.16 [1]	0.08	0.03 [1]	0.06	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.62	(0.15)	1.30	1.96	(0.40)	0.80

Total from investment operations	0.71	0.01	1.38	1.99	(0.34)	0.80
Distributions to shareholders from
Net investment income	(0.04)	(0.10)	(0.05)	(0.03)	(0.05)	(0.01)
Net realized gains	(0.07)	(1.38)	(3.38)	0.00	(1.12)	(1.50)

Total distributions to shareholders	(0.11)	(1.48)	(3.43)	(0.03)	(1.17)	(1.51)
Net asset value, end of period	$13.94	$13.34	$14.81	$16.86	$14.90	$16.41
Total return[3]	5.37%	0.76%	8.49%	13.40%	(1.68)%	4.92%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.71%	1.69%	1.84%	1.99%	2.02%
Net expenses	1.58%	1.58%	1.58%	1.72%	1.85%	1.85%
Net investment income	1.28%	1.15%	0.55%	0.16%	0.44%	0.01%
Supplemental data
Portfolio turnover rate	123%	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$728	$966	$2,926	$3,356	$3,674	$4,488

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$13.04	$14.59	$16.66	$16.14
Net investment income	0.16	0.30	0.26	0.03 [2]
Net realized and unrealized gains (losses) on investments	0.62	(0.14)	1.30	0.49

Total from investment operations	0.78	0.16	1.56	0.52
Distributions to shareholders from
Net investment income	(0.22)	(0.33)	(0.25)	0.00
Net realized gains	(0.07)	(1.38)	(3.38)	0.00

Total distributions to shareholders	(0.29)	(1.71)	(3.63)	0.00
Net asset value, end of period	$13.53	$13.04	$14.59	$16.66
Total return[3]	6.01%	1.92%	9.88%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.55%	0.51%	0.49%
Net expenses	0.40%	0.40%	0.40%	0.40%
Net investment income	2.43%	2.26%	1.73%	0.52%
Supplemental data
Portfolio turnover rate	123%	221%	258%	221%
Net assets, end of period (000s omitted)	$21	$20	$23	$26

[1]	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.06	$14.59	$16.66	$14.68	$16.20	$16.93
Net investment income	0.14 [1]	0.26	0.20	0.16 [1]	0.20	0.17
Net realized and unrealized gains (losses) on investments	0.61	(0.14)	1.30	1.94	(0.41)	0.78

Total from investment operations	0.75	0.12	1.50	2.10	(0.21)	0.95
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.19)	(0.12)	(0.19)	(0.18)
Net realized gains	(0.07)	(1.38)	(3.38)	0.00	(1.12)	(1.50)

Total distributions to shareholders	(0.21)	(1.65)	(3.57)	(0.12)	(1.31)	(1.68)
Net asset value, end of period	$13.60	$13.06	$14.59	$16.66	$14.68	$16.20
Total return[2]	5.79%	1.61%	9.44%	14.35%	(0.79)%	5.95%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.86%	1.01%	1.16%	1.12%
Net expenses	0.74%	0.75%	0.75%	0.87%	0.93%	0.85%
Net investment income	2.09%	1.93%	1.37%	1.01%	1.35%	1.01%
Supplemental data
Portfolio turnover rate	123%	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$13,304	$13,854	$16,744	$18,296	$24,164	$30,177

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.04	$14.58	$16.65	$14.66	$16.17	$16.91
Net investment income	0.15	0.29 [1]	0.24	0.19 [1]	0.21 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	0.62	(0.14)	1.30	1.94	(0.38)	0.78

Total from investment operations	0.77	0.15	1.54	2.13	(0.17)	0.98
Distributions to shareholders from
Net investment income	(0.20)	(0.31)	(0.23)	(0.14)	(0.22)	(0.22)
Net realized gains	(0.07)	(1.38)	(3.38)	0.00	(1.12)	(1.50)

Total distributions to shareholders	(0.27)	(1.69)	(3.61)	(0.14)	(1.34)	(1.72)
Net asset value, end of period	$13.54	$13.04	$14.58	$16.65	$14.66	$16.17
Total return[2]	5.91%	1.86%	9.77%	14.61%	(0.54)%	6.14%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.63%	0.62%	0.74%	0.91%	0.85%
Net expenses	0.50%	0.50%	0.50%	0.61%	0.74%	0.65%
Net investment income	2.32%	2.14%	1.60%	1.21%	1.52%	1.23%
Supplemental data
Portfolio turnover rate	123%	221%	258%	221%	50%	71%
Net assets, end of period (000s omitted)	$3,172	$2,948	$17,606	$16,321	$9,343	$1,483

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Large Company Value Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on

Wells Fargo Large Company Value Fund  |  21

Notes to financial statements (unaudited)

securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $191,721,843 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$22,740,265

Gross unrealized losses	(2,319,086)

Net unrealized gains	$20,421,179

As of July 31, 2019, the Fund had current year net deferred post-October capital losses consisting of $2,430,946 in short-term losses which were recognized on the first day of the current fiscal year.

22  |  Wells Fargo Large Company Value Fund

Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$17,064,298	$0	$0	$17,064,298

Consumer discretionary	15,089,186	0	0	15,089,186

Consumer staples	17,810,210	0	0	17,810,210

Energy	13,021,680	0	0	13,021,680

Financials	40,853,273	0	0	40,853,273

Health care	36,079,286	0	0	36,079,286

Industrials	18,628,074	0	0	18,628,074

Information technology	15,867,210	0	0	15,867,210

Materials	8,688,969	0	0	8,688,969

Real Estate	15,204,321	0	0	15,204,321

Utilities	10,813,463	0	0	10,813,463

Short-term investments

Investment companies	3,035,628	0	0	3,035,628

Total assets	$212,155,598	$0	$0	$212,155,598
Liabilities

Futures contracts	$12,576	$0	$0	$12,576

Total liabilities	$12,576	$0	$0	$12,576

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Fund  |  23

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.400%

Next $4 billion	0.375

Next $5 billion	0.340

Over $10 billion	0.330

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.83% for Class A shares, 1.58% for Class C shares, 0.40% for Class R6 shares, 0.75% for Administrator Class shares and 0.50% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent

24  |  Wells Fargo Large Company Value Fund

Notes to financial statements (unaudited)

deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $635 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $257,183,077 and $268,555,231, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund did not have any securities on loan.

7. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2020, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $3,863,925 in long futures contracts during the six months ended January 31, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Wells Fargo Large Company Value Fund  |  25

Notes to financial statements (unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

26  |  Wells Fargo Large Company Value Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Large Company Value Fund  |  27

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

28  |  Wells Fargo Large Company Value Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Large Company Value Fund  |  29

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

30  |  Wells Fargo Large Company Value Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Large Company Value Fund  |  31

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0020-03837 03-20

SA210/SAR210 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo

Low Volatility U.S. Equity Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Low Volatility U.S. Equity Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Low Volatility U.S. Equity Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Low Volatility U.S. Equity Fund

Letter to shareholders (unaudited)

October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Low Volatility U.S. Equity Fund  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Average annual total returns (%) as of January 31, 2020

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WLVLX)	10-31-2016	16.69	10.25	23.78	12.27		1.50	0.73

Class C (WLVKX)	10-31-2016	21.81	11.44	22.81	11.44		2.25	1.48

Class R6 (WLVJX)	10-31-2016	–	–	24.19	12.74		1.07	0.30

Administrator Class (WLVDX)	10-31-2016	–	–	23.82	12.35		1.42	0.65

Institutional Class (WLVOX)	10-31-2016	–	–	24.17	12.65		1.17	0.40

Russell 1000® Index[3]	–	–	–	21.39	15.87	*	–	–

*	Based on the inception date of the oldest Fund class.

Figures quoted represent past performance,which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Low Volatility U.S. Equity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[4]

American Electric Power Company Incorporated	2.73

Republic Services Incorporated	2.57

PepsiCo Incorporated	2.53

Starwood Property Trust Incorporated	2.53

Gaming and Leisure Properties Incorporated	2.52

CMS Energy Corporation	2.47

Waste Management Incorporated	2.45

AptarGroup Incorporated	2.30

CME Group Incorporated	2.28

Northrop Grumman Corporation	2.15

Sector distribution as of January 31, 2020[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.30% for Class R6, 0.65% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[4]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Low Volatility U.S. Equity Fund  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,079.11	$3.66	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Class C

Actual	$1,000.00	$1,074.74	$7.72	1.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.51	1.48%

Class R6

Actual	$1,000.00	$1,080.92	$1.57	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53	0.30%

Administrator Class

Actual	$1,000.00	$1,079.28	$3.40	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Institutional Class

Actual	$1,000.00	$1,080.72	$2.09	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.32%

Communication Services: 5.25%

Diversified Telecommunication Services: 0.13%
Verizon Communications Incorporated	1,263	$75,073

Entertainment: 2.33%
Cinemark Holdings Incorporated	27,552	868,164
The Madison Square Garden Company Class A †	1,187	351,578
The Walt Disney Company	1,166	161,269

		1,381,011

Interactive Media & Services: 0.39%
IAC Corporation †	961	234,090

Media: 2.40%
Cable One Incorporated	599	1,020,714
John Wiley & Sons Incorporated Class A	798	34,809
Omnicom Group Incorporated	4,907	369,546

		1,425,069

Consumer Discretionary: 8.34%

Auto Components: 0.52%
Gentex Corporation	10,262	305,500

Diversified Consumer Services: 3.72%
Bright Horizons Family Solutions Incorporated †	7,708	1,262,031
Frontdoor Incorporated †	13,338	567,932
Graham Holdings Company Class B	77	42,290
Grand Canyon Education Incorporated †	4,308	337,230

		2,209,483

Hotels, Restaurants & Leisure: 0.19%
Six Flags Entertainment Corporation	2,886	110,043

Household Durables: 0.76%
NVR Incorporated †	118	450,402

Specialty Retail: 2.31%
Ross Stores Incorporated	6,921	776,467
The TJX Companies Incorporated	1,901	112,235
ULTA Beauty Incorporated †	1,789	479,291

		1,367,993

Textiles, Apparel & Luxury Goods: 0.84%
lululemon athletica Incorporated †	1,689	404,330
Nike Incorporated Class B	1,002	96,493

		500,823

Consumer Staples: 14.68%

Beverages: 4.14%
PepsiCo Incorporated	10,550	1,498,311
The Coca-Cola Company	16,399	957,702

		2,456,013

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Food & Staples Retailing: 1.30%
Costco Wholesale Corporation	2,525	$771,438

Food Products: 5.82%
Flowers Foods Incorporated	18,745	403,580
General Mills Incorporated	16,051	838,183
Lamb Weston Holdings Incorporated	7,725	705,370
The Hershey Company	7,949	1,233,446
The J.M. Smucker Company	1,956	202,661
Tyson Foods Incorporated Class A	867	71,640

		3,454,880

Household Products: 1.33%
Colgate-Palmolive Company	6,020	444,156
The Clorox Company	2,176	342,307

		786,463

Tobacco: 2.09%
Altria Group Incorporated	15,159	720,507
Philip Morris International Incorporated	6,249	516,792

		1,237,299

Energy: 0.58%

Energy Equipment & Services: 0.45%
Baker Hughes Incorporated	12,379	268,129

Oil, Gas & Consumable Fuels: 0.13%
ConocoPhillips	1,276	75,833

Financials: 14.70%

Banks: 0.13%
Popular Incorporated	1,430	80,023

Capital Markets: 7.34%
Cboe Holdings Incorporated	9,243	1,138,922
CME Group Incorporated	6,227	1,351,944
Intercontinental Exchange Incorporated	1,732	172,750
Janus Henderson Group plc	32,980	833,405
MarketAxess Holdings Incorporated	1,563	553,583
VIRTU Financial Incorporated Class A	18,213	303,975

		4,354,579

Insurance: 2.58%
American Financial Group Incorporated	5,506	598,998
American National Insurance Company	379	41,751
Arch Capital Group Limited †	6,753	298,212
Assurant Incorporated	2,747	358,648
Old Republic International Corporation	10,458	235,828

		1,533,437

Mortgage REITs: 3.26%
Chimera Investment Corporation	59	1,251
MFA Financial Incorporated	55,154	430,201
Starwood Property Trust Incorporated	58,435	1,499,441

		1,930,893

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Thrifts & Mortgage Finance: 1.39%
MGIC Investment Corporation	59,625	$822,229

Health Care: 4.90%

Health Care Equipment & Supplies: 0.97%
West Pharmaceutical Services Incorporated	3,710	578,575

Health Care Providers & Services: 3.12%
Anthem Incorporated	1	265
Chemed Corporation	2,564	1,197,491
Laboratory Corporation of America Holdings †	2,933	514,448
Quest Diagnostics Incorporated	1,270	140,551

		1,852,755

Life Sciences Tools & Services: 0.81%
Bio-Rad Laboratories Incorporated Class A †	1,325	478,219

Industrials: 14.51%

Aerospace & Defense: 6.58%
BWX Technologies Incorporated	6,278	399,218
Curtiss-Wright Corporation	6,736	979,616
HEICO Corporation Class A	1,363	131,052
Huntington Ingalls Industries Incorporated	1,270	331,470
Lockheed Martin Corporation	1,828	782,603
Northrop Grumman Corporation	3,409	1,276,909

		3,900,868

Commercial Services & Supplies: 5.01%
Republic Services Incorporated	16,009	1,521,655
Waste Management Incorporated	11,923	1,451,029

		2,972,684

Industrial Conglomerates: 0.50%
Honeywell International Incorporated	1,720	297,938

Machinery: 2.42%
Crane Company	9,904	846,396
The Toro Company	7,327	586,307

		1,432,703

Information Technology: 9.12%

Communications Equipment: 0.92%
Motorola Solutions Incorporated	3,081	545,337

Electronic Equipment, Instruments & Components: 1.87%
CDW Corporation of Delaware	3,524	459,706
FLIR Systems Incorporated	2,974	153,280
National Instruments Corporation	11,172	498,606

		1,111,592

IT Services: 6.17%
Amdocs Limited	12,802	921,104
Booz Allen Hamilton Holding Corporation	10,823	844,627
Genpact Limited	21,169	937,152
Jack Henry & Associates Incorporated	514	76,864

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value

IT Services (continued)
Paychex Incorporated	10,271	$880,944

		3,660,691

Software: 0.16%
Citrix Systems Incorporated	778	94,309

Materials: 7.81%

Chemicals: 1.47%
Ecolab Incorporated	4,438	870,336

Containers & Packaging: 3.43%
AptarGroup Incorporated	11,816	1,364,866
Avery Dennison Corporation	2,940	385,846
Sonoco Products Company	5,008	286,157

		2,036,869

Metals & Mining: 2.91%
Newmont Goldcorp Corporation	14,818	667,699
Reliance Steel & Aluminum Company	4,623	530,720
Royal Gold Incorporated	4,569	526,897

		1,725,316

Real Estate: 5.52%

Equity REITs: 5.52%
Apple Hospitality REIT Incorporated	234	3,515
Camden Property Trust	824	92,642
Equity Commonwealth	25,700	842,703
Gaming and Leisure Properties Incorporated	31,584	1,492,502
VICI Properties Incorporated	31,488	843,878

		3,275,240

Utilities: 11.91%

Electric Utilities: 6.78%
American Electric Power Company Incorporated	15,509	1,616,348
Hawaiian Electric Industries Incorporated	8,736	427,278
IDACORP Incorporated	6,029	676,394
NextEra Energy Incorporated	979	262,568
Pinnacle West Capital Corporation	10,652	1,040,594

		4,023,182

Multi-Utilities: 5.13%
Ameren Corporation	1,347	110,521
CMS Energy Corporation	21,383	1,464,949
Consolidated Edison Incorporated	11,130	1,046,220
DTE Energy Company	3,144	416,926

		3,038,616

Total Common Stocks (Cost $50,306,630)		57,725,933

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 2.49%

Investment Companies: 2.49%
Wells Fargo Government Money Market Fund Select Class (I)(u)	1.51%	1,475,243	$1,475,243

Total Short-Term Investments (Cost $1,475,243)			1,475,243

Total investments in securities (Cost $51,781,873)	99.81%	59,201,176

Other assets and liabilities, net	0.19	112,474

Total net assets	100.00%	$59,313,650

†	Non-income-earning security
(I)	The issue of the security is an affiliated person of the fund as defined in the investment company Act of 1940.
(u)	The rate represents the 7-day annualized yield at the period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,153,395	23,023,526	(22,701,678)	1,475,243	$0	$0	$13,542	$1,475,243	2.49%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  11

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $50,306,630)	$57,725,933
Investments in affiliated securities, at value (cost $1,475,243)	1,475,243
Receivable for Fund shares sold	125,000
Receivable for dividends	38,853
Receivable from manager	7,037
Prepaid expenses and other assets	29,556

Total assets	59,401,622

Liabilities
Shareholder report expenses payable	33,408
Professional fees payable	33,313
Custodian and accounting fees payable	7,532
Administration fees payable	6,948
Trustees’ fees and expenses payable	5,569
Payable for Fund shares redeemed	300
Distribution fee payable	273
Accrued expenses and other liabilities	629

Total liabilities	87,972

Total net assets	$59,313,650

Net assets consist of
Paid-in capital	$51,637,258
Total distributable earnings	7,676,392

Total net assets	$59,313,650

Computation of net asset value and offering price per share
Net assets – Class A	$1,861,535
Shares outstanding – Class A1	149,151
Net asset value per share – Class A	$12.48
Maximum offering price per share – Class A2	$13.24
Net assets – Class C	$405,424
Shares outstanding – Class C1	32,652
Net asset value per share – Class C	$12.42
Net assets – Class R6	$1,253,279
Shares outstanding – Class R6[1]	100,480
Net asset value per share – Class R6	$12.47
Net assets – Administrator Class	$125,158
Shares outstanding – Administrator Class[1]	10,042
Net asset value per share – Administrator Class	$12.46
Net assets – Institutional Class	$55,668,254
Shares outstanding – Institutional Class[1]	4,454,229
Net asset value per share – Institutional Class	$12.50

¹	The Fund has an unlimited number of authorized shares.

²	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Low Volatility U.S. Equity Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $82)	$556,327
Income from affiliated securities	13,542

Total investment income	569,869

Expenses
Management fee	97,253
Administration fees
Class A	1,793
Class C	384
Class R6	188
Administrator Class	82
Institutional Class	29,363
Shareholder servicing fees
Class A	2,134
Class C	457
Administrator Class	156
Distribution fee
Class C	1,295
Custody and accounting fees	6,484
Professional fees	27,182
Registration fees	45,421
Shareholder report expenses	25,478
Trustees’ fees and expenses	10,864
Other fees and expenses	4,622

Total expenses	253,156
Less: Fee waivers and/or expense reimbursements
Fund-level	(119,867)
Class A	(2,284)
Class C	(352)
Class R6	(188)
Administrator Class	(150)
Institutional Class	(29,363)

Net expenses	100,952

Net investment income	468,917

Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,717,630
Net change in unrealized gains (losses) on investments	1,914,017

Net realized and unrealized gains (losses) on investments	3,631,647

Net increase in net assets resulting from operations	$4,100,564

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment income		$468,917		$797,854
Net realized gains on investments		1,717,630		1,004,676
Net change in unrealized gains (losses) on investments		1,914,017		2,805,492

Net increase in net assets resulting from operations		4,100,564		4,608,022

Distributions to shareholders from net investment income and net realized gains
Class A		(74,979)		(97,183)
Class C		(14,949)		(13,679)
Class R6		(59,692)		(88,854)
Administrator Class		(5,557)		(8,480)
Institutional Class		(2,494,914)		(2,610,423)

Total distributions to shareholders		(2,650,091)		(2,818,619)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,700	226,966	22,375	258,259
Class C	6,978	84,734	14,213	159,144
Institutional Class	1,544,435	19,112,172	98,413	1,093,577

		19,423,872		1,510,980

Reinvestment of distributions
Class A	5,757	69,533	8,338	88,821
Class C	857	10,265	567	5,999
Institutional Class	39,815	481,655	50,399	537,420

		561,453		632,240

Payment for shares redeemed
Class A	(2,581)	(31,653)	(16,971)	(182,876)
Class C	(546)	(6,706)	(5,662)	(66,877)
Institutional Class	(147,354)	(1,798,044)	(205,601)	(2,340,479)

		(1,836,403)		(2,590,232)

Net increase (decrease) in net assets resulting from capital share transactions		18,148,922		(447,012)

Total increase in net assets		19,599,395		1,342,391

Net assets
Beginning of period		39,714,255		38,371,864

End of period		$59,313,650		$39,714,255

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Low Volatility U.S. Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017[1]
Net asset value, beginning of period	$12.09	$11.56	$11.21	$10.00
Net investment income	0.09	0.19	0.16	0.13
Net realized and unrealized gains (losses) on investments	0.84	1.17	0.54	1.12

Total from investment operations	0.93	1.36	0.70	1.25
Distributions to shareholders from
Net investment income	(0.19)	(0.18)	(0.17)	(0.04)
Net realized gains	(0.35)	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.54)	(0.83)	(0.35)	(0.04)
Net asset value, end of period	$12.48	$12.09	$11.56	$11.21
Total return[2]	7.91%	12.87%	6.32%	12.53%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.50%	1.55%	1.61%
Net expenses	0.70%	0.76%	0.83%	0.82%
Net investment income	1.63%	1.83%	1.53%	1.78%
Supplemental data
Portfolio turnover rate	33%	74%	75%	39%
Net assets, end of period (000s omitted)	$1,862	$1,539	$1,312	$1,096

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017[1]
Net asset value, beginning of period	$12.01	$11.49	$11.16	$10.00
Net investment income	0.04	0.11	0.08	0.08
Net realized and unrealized gains (losses) on investments	0.84	1.17	0.52	1.11

Total from investment operations	0.88	1.28	0.60	1.19
Distributions to shareholders from
Net investment income	(0.12)	(0.11)	(0.09)	(0.03)
Net realized gains	(0.35)	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.47)	(0.76)	(0.27)	(0.03)
Net asset value, end of period	$12.42	$12.01	$11.49	$11.16
Total return[2]	7.47%	12.15%	5.45%	11.91%
Ratios to average net assets (annualized)
Gross expenses	2.07%	2.18%	2.31%	2.40%
Net expenses	1.48%	1.51%	1.58%	1.58%
Net investment income	0.85%	1.10%	0.76%	1.01%
Supplemental data
Portfolio turnover rate	33%	74%	75%	39%
Net assets, end of period (000s omitted)	$405	$305	$187	$112

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Low Volatility U.S. Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017[1]
Net asset value, beginning of period	$12.11	$11.58	$11.24	$10.00
Net investment income	0.13	0.26	0.22	0.18
Net realized and unrealized gains (losses) on investments	0.83	1.15	0.52	1.11

Total from investment operations	0.96	1.41	0.74	1.29
Distributions to shareholders from
Net investment income	(0.25)	(0.23)	(0.22)	(0.05)
Net realized gains	(0.35)	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.60)	(0.88)	(0.40)	(0.05)
Net asset value, end of period	$12.47	$12.11	$11.58	$11.24
Total return[2]	8.09%	13.39%	6.70%	12.94%
Ratios to average net assets (annualized)
Gross expenses	0.94%	1.07%	1.12%	1.22%
Net expenses	0.30%	0.33%	0.40%	0.40%
Net investment income	2.03%	2.27%	1.96%	2.19%
Supplemental data
Portfolio turnover rate	33%	74%	75%	39%
Net assets, end of period (000s omitted)	$1,253	$1,217	$1,164	$1,129

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017[1]
Net asset value, beginning of period	$12.08	$11.55	$11.21	$10.00
Net investment income	0.10	0.22	0.18	0.15
Net realized and unrealized gains (losses) on investments	0.84	1.15	0.53	1.10

Total from investment operations	0.94	1.37	0.71	1.25
Distributions to shareholders from
Net investment income	(0.21)	(0.19)	(0.19)	(0.04)
Net realized gains	(0.35)	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.56)	(0.84)	(0.37)	(0.04)
Net asset value, end of period	$12.46	$12.08	$11.55	$11.21
Total return[2]	7.93%	13.00%	6.36%	12.57%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.42%	1.47%	1.57%
Net expenses	0.65%	0.68%	0.75%	0.75%
Net investment income	1.68%	1.92%	1.61%	1.87%
Supplemental data
Portfolio turnover rate	33%	74%	75%	39%
Net assets, end of period (000s omitted)	$125	$121	$116	$113

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Low Volatility U.S. Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017[1]
Net asset value, beginning of period	$12.11	$11.58	$11.23	$10.00
Net investment income	0.12 [2]	0.25	0.20	0.16
Net realized and unrealized gains (losses) on investments	0.83	1.15	0.54	1.12

Total from investment operations	0.95	1.40	0.74	1.28
Distributions to shareholders from
Net investment income	(0.21)	(0.22)	(0.21)	(0.05)
Net realized gains	(0.35)	(0.65)	(0.18)	0.00

Total distributions to shareholders	(0.56)	(0.87)	(0.39)	(0.05)
Net asset value, end of period	$12.50	$12.11	$11.58	$11.23
Total return[3]	8.07%	13.28%	6.64%	12.82%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.17%	1.22%	1.31%
Net expenses	0.40%	0.43%	0.50%	0.50%
Net investment income	1.95%	2.17%	1.87%	2.09%
Supplemental data
Portfolio turnover rate	33%	74%	75%	39%
Net assets, end of period (000s omitted)	$55,668	$36,533	$35,593	$33,169

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  19

Notes to financial statements (unaudited)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

20  |  Wells Fargo Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $51,775,298 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$8,019,075

Gross unrealized losses	(593,197)

Net unrealized gains	$7,425,878

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$3,115,243	$0	$0	$3,115,243

Consumer discretionary	4,944,244	0	0	4,944,244

Consumer staples	8,706,093	0	0	8,706,093

Energy	343,962	0	0	343,962

Financials	8,721,161	0	0	8,721,161

Health care	2,909,549	0	0	2,909,549

Industrials	8,604,193	0	0	8,604,193

Information technology	5,411,929	0	0	5,411,929

Materials	4,632,521	0	0	4,632,521

Real estate	3,275,240	0	0	3,275,240

Utilities	7,061,798	0	0	7,061,798

Short-term investments

Investment companies	1,475,243	0	0	1,475,243

Total assets	$59,201,176	$0	$0	$59,201,176

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Low Volatility U.S. Equity Fund  |  21

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.400%

Next $4 billion	0.375

Next $5 billion	0.340

Over $10 billion	0.330

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.12% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.73% for Class A shares, 1.48% for Class C shares, 0.30% for Class R6 shares, 0.65% for Administrator Class shares, and 0.40% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended January 31, 2020.

22  |  Wells Fargo Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $31,066,589 and $15,548,484, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

9. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

Wells Fargo Low Volatility U.S. Equity Fund  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24  |  Wells Fargo Low Volatility U.S. Equity Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Wells Fargo Low Volatility U.S. Equity Fund  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Wells Fargo Low Volatility U.S. Equity Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 64 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

Wells Fargo Low Volatility U.S. Equity Fund  |  27

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

28  |  Wells Fargo Low Volatility U.S. Equity Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0020-03839 03-20

SA270/SAR270 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo Omega Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Omega Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Omega Growth Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Omega Growth Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Omega Growth Fund  |  3

Letter to shareholders (unaudited)

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Omega Growth Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of January 31, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKOAX)	4-29-1968	19.44	12.99	13.97	26.73	14.33	14.65	1.28	1.28

Class C (EKOCX)	8-2-1993	24.77	13.48	13.79	25.77	13.48	13.79	2.03	2.03

Class R (EKORX)	10-10-2003	–	–	–	26.41	14.06	14.36	1.53	1.53

Administrator Class (EOMYX)	1-13-1997	–	–	–	26.97	14.56	14.90	1.20	1.10

Institutional Class (EKONX)[4]	7-30-2010	–	–	–	27.26	14.85	15.18	0.95	0.85

Russell 3000® Growth Index[5]	–	–	–	–	26.94	15.05	15.80	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Omega Growth Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[6]

Microsoft Corporation	9.34

Amazon.com Incorporated	5.99

Alphabet Incorporated Class A	4.19

Visa Incorporated Class A	4.06

UnitedHealth Group Incorporated	3.33

Merck & Company Incorporated	2.49

ServiceNow Incorporated	2.44

Waste Connections Incorporated	2.30

PayPal Holdings Incorporated	2.10

EPAM Systems Incorporated	1.97

Sector distribution as of January 31, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance shown prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.30% for Class A, 2.05% for Class C, 1.55% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[5]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Omega Growth Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,078.29	$6.69	1.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50	1.28%

Class C

Actual	$1,000.00	$1,074.16	$10.58	2.03%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$10.28	2.03%

Class R

Actual	$1,000.00	$1,076.99	$7.94	1.52%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.71	1.52%

Administrator Class

Actual	$1,000.00	$1,079.42	$5.65	1.08%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%

Institutional Class

Actual	$1,000.00	$1,080.60	$4.45	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Omega Growth Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 100.05%

Communication Services: 11.82%

Entertainment: 3.79%
Netflix Incorporated †	37,000	$12,768,330
Nintendo Company Limited ADR	226,338	10,388,914
Take-Two Interactive Software Incorporated †	76,100	9,485,104

		32,642,348

Interactive Media & Services: 8.03%
Alphabet Incorporated Class A †	25,200	36,106,056
Alphabet Incorporated Class C †	7,585	10,878,635
IAC Corporation †	50,700	12,350,013
Tencent Holdings Limited ADR	207,800	9,955,698

		69,290,402

Consumer Discretionary: 15.82%

Auto Components: 1.21%
Aptiv plc	122,900	10,420,691

Automobiles: 0.86%
Ferrari NV	44,100	7,444,962

Diversified Consumer Services: 1.17%
Bright Horizons Family Solutions Incorporated †	61,457	10,062,355

Hotels, Restaurants & Leisure: 3.62%
Chipotle Mexican Grill Incorporated †	16,500	14,301,540
Domino’s Pizza Incorporated	24,300	6,846,525
Vail Resorts Incorporated	42,902	10,060,948

		31,209,013

Internet & Direct Marketing Retail: 7.34%
Amazon.com Incorporated †	25,700	51,624,104
MercadoLibre Incorporated †	17,600	11,668,800

		63,292,904

Specialty Retail: 1.62%
The Home Depot Incorporated	61,400	14,005,340

Financials: 2.60%

Capital Markets: 2.60%
Intercontinental Exchange Incorporated	146,800	14,641,832
Raymond James Financial Incorporated	84,902	7,762,590

		22,404,422

Health Care: 20.67%

Biotechnology: 1.69%
Exact Sciences Corporation †	129,700	12,098,416
Sarepta Therapeutics Incorporated †	21,600	2,504,736

		14,603,152

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Omega Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Health Care Equipment & Supplies: 8.74%

Alcon Incorporated †	182,400	$10,750,656

Align Technology Incorporated †	34,100	8,767,110

Boston Scientific Corporation †	393,200	16,463,284

DexCom Incorporated †	61,400	14,782,050

Edwards Lifesciences Corporation †	40,900	8,992,274

Intuitive Surgical Incorporated †	28,000	15,673,840

		75,429,214

Health Care Providers & Services: 4.57%

HealthEquity Incorporated †	162,348	10,724,709

UnitedHealth Group Incorporated	105,300	28,688,985

		39,413,694

Health Care Technology: 1.13%
Veeva Systems Incorporated Class A †	66,300	9,720,243

Life Sciences Tools & Services: 0.92%
Illumina Incorporated †	27,400	7,947,918

Pharmaceuticals: 3.62%

Elanco Animal Health Incorporated †	313,719	9,693,917

Eli Lilly & Company	1	140

Merck & Company Incorporated	251,700	21,505,248

		31,199,305

Industrials: 8.71%

Commercial Services & Supplies: 3.63%

Cintas Corporation	40,900	11,409,873

Waste Connections Incorporated	206,322	19,870,872

		31,280,745

Construction & Engineering: 1.25%
Jacobs Engineering Group Incorporated	117,000	10,826,010

Professional Services: 1.88%
IHS Markit Limited	205,800	16,229,388

Road & Rail: 1.95%
Union Pacific Corporation	93,600	16,793,712

Information Technology: 35.91%

Communications Equipment: 1.90%
Motorola Solutions Incorporated	92,600	16,390,200

Electronic Equipment, Instruments & Components: 1.13%
Zebra Technologies Corporation Class A †	40,900	9,775,918

IT Services: 18.77%

Black Knight Incorporated †	220,500	14,755,860

EPAM Systems Incorporated †	74,341	16,960,156

Euronet Worldwide Incorporated †	90,700	14,297,948

Fiserv Incorporated †	134,440	15,945,928

Global Payments Incorporated	86,049	16,818,277

PayPal Holdings Incorporated †	159,000	18,108,510

The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

		Shares	Value

IT Services (continued)

Shopify Incorporated Class A †		13,600	$6,332,976

Square Incorporated Class A †		120,000	8,962,800

Visa Incorporated Class A		175,804	34,979,722
WEX Incorporated †		67,702	14,685,918

			161,848,095

Software: 14.11%
Atlassian Corporation plc Class A †		49,700	7,305,900
Autodesk Incorporated †		65,300	12,854,305
Microsoft Corporation		473,200	80,552,836
ServiceNow Incorporated †		62,100	21,004,083

			121,717,124

Materials: 3.93%

Chemicals: 2.55%
Ingevity Corporation †		79,500	5,184,990
The Sherwin-Williams Company		30,200	16,821,098

			22,006,088

Construction Materials: 1.38%
Vulcan Materials Company		83,900	11,882,757

Real Estate: 0.59%

Equity REITs: 0.59%
SBA Communications Corporation		20,300	5,066,066

Total Common Stocks (Cost $480,159,182)			862,902,066

	Yield
Short-Term Investments: 0.40%

Investment Companies: 0.40%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51%	3,425,270	3,425,270

Total Short-Term Investments (Cost $3,425,270)			3,425,270

Total investments in securities (Cost $483,584,452)	100.45%	866,327,336

Other assets and liabilities, net	(0.45)	(3,866,007)

Total net assets	100.00%	$862,461,329

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Omega Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	21,600,925	(21,600,925)	0	$1,057	$0	$72,051	#	$0
Wells Fargo Government Money Market Fund Select Class	6,308,644	78,016,942	(80,900,316)	3,425,270	0	0	52,675		3,425,270

					$1,057	$0	$124,726		$3,425,270	0.40%

*	No longer held at the end of the period

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  11

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $480,159,182)	$862,902,066
Investments in affiliated securities, at value (cost $3,425,270)	3,425,270
Receivable for investments sold	109,718
Receivable for Fund shares sold	181,842
Receivable for dividends	51,039
Receivable for securities lending income	2,125
Prepaid expenses and other assets	52,539

Total assets	866,724,599

Liabilities
Payable for investments purchased	2,069,530
Payable for Fund shares redeemed	1,209,309
Management fee payable	601,119
Administration fees payable	156,908
Distribution fees payable	16,306
Trustees’ fees and expenses payable	5,593
Accrued expenses and other liabilities	204,505

Total liabilities	4,263,270

Total net assets	$862,461,329

Net assets consist of
Paid-in capital	$463,101,457
Total distributable earnings	399,359,872

Total net assets	$862,461,329

Computation of net asset value and offering price per share
Net assets – Class A	$728,733,566
Shares outstanding – Class A1	12,959,105
Net asset value per share – Class A	$56.23
Maximum offering price per share – Class A2	$59.66
Net assets – Class C	$21,811,810
Shares outstanding – Class C1	619,436
Net asset value per share – Class C	$35.21
Net assets – Class R	$4,661,552
Shares outstanding – Class R1	88,748
Net asset value per share – Class R	$52.53
Net assets – Administrator Class	$25,937,454
Shares outstanding – Administrator Class[1]	417,614
Net asset value per share – Administrator Class	$62.11
Net assets – Institutional Class	$81,316,947
Shares outstanding – Institutional Class[1]	1,261,419
Net asset value per share – Institutional Class	$64.46

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Omega Growth Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $27,912)	$2,524,438
Income from affiliated securities	64,889

Total investment income	2,589,327

Expenses
Management fee	3,287,217
Administration fees
Class A	745,832
Class C	24,430
Class R	5,903
Administrator Class	16,437
Institutional Class	50,842
Shareholder servicing fees
Class A	887,895
Class C	29,083
Class R	6,793
Administrator Class	31,610
Distribution fees
Class C	87,139
Class R	6,970
Custody and accounting fees	21,615
Professional fees	26,589
Registration fees	43,100
Shareholder report expenses	61,151
Trustees’ fees and expenses	10,864
Other fees and expenses	10,681

Total expenses	5,354,151
Less: Fee waivers and/or expense reimbursements
Class A	(22,211)
Class C	(172)
Administrator Class	(15,534)
Institutional Class	(39,835)

Net expenses	5,276,399

Net investment loss	(2,687,072)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	34,262,791
Affiliated securities	1,057

Net realized gains on investments	34,263,848
Net change in unrealized gains (losses) on investments	31,362,676

Net realized and unrealized gains (losses) on investments	65,626,524

Net increase in net assets resulting from operations	$62,939,452

The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment loss		$(2,687,072)		$(5,063,447)
Net realized gains on investments		34,263,848		47,925,154
Net change in unrealized gains (losses) on investments		31,362,676		60,465,004

Net increase in net assets resulting from operations		62,939,452		103,326,711

Distributions to shareholders from net investment income and net realized gains
Class A		(38,639,530)		(68,419,305)
Class C		(1,862,430)		(8,678,201)
Class R		(304,034)		(707,933)
Administrator Class		(1,255,690)		(2,403,661)
Institutional Class		(3,766,464)		(6,323,228)

Total distributions to shareholders		(45,828,148)		(86,532,328)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	153,922	8,309,125	957,256	46,969,436
Class C	15,820	549,290	74,164	2,327,314
Class R	8,860	450,044	28,311	1,316,755
Administrator Class	4,951	299,784	21,538	1,243,245
Institutional Class	93,835	5,792,851	247,352	14,363,418

		15,401,094		66,220,168

Reinvestment of distributions
Class A	697,108	37,030,375	1,458,710	65,102,208
Class C	53,921	1,795,565	288,212	8,392,731
Class R	4,691	232,868	9,582	402,155
Administrator Class	19,576	1,148,300	44,842	2,194,127
Institutional Class	61,188	3,723,927	123,606	6,249,540

		43,931,035		82,340,761

Payment for shares redeemed
Class A	(835,394)	(45,443,354)	(1,573,949)	(79,522,009)
Class C	(179,288)	(6,237,955)	(1,265,970)	(40,375,871)
Class R	(42,454)	(2,185,033)	(64,569)	(3,197,822)
Administrator Class	(38,394)	(2,286,101)	(41,328)	(2,257,844)
Institutional Class	(97,148)	(6,055,886)	(227,834)	(13,026,557)

		(62,208,329)		(138,380,103)

Net increase (decrease) in net assets resulting from capital share transactions		(2,876,200)		10,180,826

Total increase in net assets		14,235,104		26,975,209

Net assets
Beginning of period		848,226,225		821,251,016

End of period		$862,461,329		$848,226,225

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Omega Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$55.19	$54.77	$49.43	$42.73	$48.29	$49.99
Net investment loss	(0.18)	(0.33)[1]	(0.32)[1]	(0.22)[1]	(0.19)[1]	(0.28)[1]
Net realized and unrealized gains (losses) on investments	4.32	6.56	12.57	8.07	(1.44)	5.12

Total from investment operations	4.14	6.23	12.25	7.85	(1.63)	4.84
Distributions to shareholders from
Net realized gains	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$56.23	$55.19	$54.77	$49.43	$42.73	$48.29
Total return[2]	7.83%	13.89%	26.86%	18.88%	(3.07)%	10.65%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.28%	1.28%	1.28%	1.32%
Net expenses	1.28%	1.28%	1.28%	1.28%	1.28%	1.30%
Net investment loss	(0.66)%	(0.64)%	(0.63)%	(0.50)%	(0.47)%	(0.58)%
Supplemental data
Portfolio turnover rate	14%	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$728,734	$714,411	$662,751	$581,967	$573,304	$685,005

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$35.83	$38.02	$36.47	$32.07	$37.55	$40.56
Net investment loss	(0.25)[1]	(0.48)[1]	(0.50)[1]	(0.41)[1]	(0.39)[1]	(0.51)[1]
Net realized and unrealized gains (losses) on investments	2.73	4.10	8.96	5.96	(1.16)	4.04

Total from investment operations	2.48	3.62	8.46	5.55	(1.55)	3.53
Distributions to shareholders from
Net realized gains	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$35.21	$35.83	$38.02	$36.47	$32.07	$37.55
Total return[2]	7.42%	13.04%	25.88%	18.00%	(3.75)%	9.79%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.03%	2.03%	2.03%	2.07%
Net expenses	2.03%	2.03%	2.03%	2.03%	2.03%	2.05%
Net investment loss	(1.41)%	(1.40)%	(1.38)%	(1.24)%	(1.22)%	(1.33)%
Supplemental data
Portfolio turnover rate	14%	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$21,812	$26,122	$62,074	$62,543	$74,337	$99,100

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Omega Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R		2019	2018	2017	2016	2015
Net asset value, beginning of period	$51.82	$51.92	$47.30	$41.04	$46.66	$48.62
Net investment loss	(0.23)[1]	(0.43)[1]	(0.43)[1]	(0.30)[1]	(0.29)[1]	(0.39)[1]
Net realized and unrealized gains (losses) on investments	4.04	6.14	11.96	7.71	(1.40)	4.97

Total from investment operations	3.81	5.71	11.53	7.41	(1.69)	4.58
Distributions to shareholders from
Net realized gains	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$52.53	$51.82	$51.92	$47.30	$41.04	$46.66
Total return[2]	7.70%	13.63%	26.53%	18.58%	(3.30)%	10.38%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.53%	1.53%	1.53%	1.53%	1.57%
Net expenses	1.52%	1.53%	1.53%	1.53%	1.53%	1.55%
Net investment loss	(0.90)%	(0.88)%	(0.88)%	(0.72)%	(0.71)%	(0.83)%
Supplemental data
Portfolio turnover rate	14%	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$4,662	$6,097	$7,494	$6,298	$10,122	$17,199

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$60.58	$59.39	$52.99	$45.65	$51.20	$52.50
Net investment loss	(0.14)[1]	(0.25)[1]	(0.25)[1]	(0.12)[1]	(0.12)[1]	(0.17)[1]
Net realized and unrealized gains (losses) on investments	4.77	7.25	13.56	8.61	(1.50)	5.41

Total from investment operations	4.63	7.00	13.31	8.49	(1.62)	5.24
Distributions to shareholders from
Net realized gains	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$62.11	$60.58	$59.39	$52.99	$45.65	$51.20
Total return[2]	7.94%	14.12%	27.07%	19.08%	(2.84)%	10.91%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.20%	1.20%	1.19%	1.15%
Net expenses	1.08%	1.10%	1.10%	1.10%	1.08%	1.05%
Net investment loss	(0.47)%	(0.45)%	(0.45)%	(0.25)%	(0.27)%	(0.33)%
Supplemental data
Portfolio turnover rate	14%	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$25,937	$26,141	$24,140	$19,754	$38,039	$86,756

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Omega Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$62.69	$61.10	$54.21	$46.55	$52.01	$53.10
Net investment income (loss)	(0.07)[1]	(0.12)[1]	(0.11)[1]	(0.03)[1]	(0.00)[2]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	4.94	7.52	13.91	8.84	(1.53)	5.49

Total from investment operations	4.87	7.40	13.80	8.81	(1.53)	5.45
Distributions to shareholders from
Net realized gains	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)	(6.54)
Net asset value, end of period	$64.46	$62.69	$61.10	$54.21	$46.55	$52.01
Total return[3]	8.06%	14.39%	27.39%	19.40%	(2.61)%	11.20%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.90%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.83%	0.80%
Net investment income (loss)	(0.24)%	(0.20)%	(0.20)%	(0.06)%	(0.01)%	(0.09)%
Supplemental data
Portfolio turnover rate	14%	39%	48%	76%	84%	94%
Net assets, end of period (000s omitted)	$81,317	$75,456	$64,792	$62,987	$76,980	$87,085

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending

20  |  Wells Fargo Omega Growth Fund

Notes to financial statements (unaudited)

agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $482,754,769 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$386,721,852

Gross unrealized losses	(3,149,285)

Net unrealized gains	$383,572,567

As of July 31, 2019, the Fund had a qualified late-year ordinary loss of $2,084,034 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Omega Growth Fund  |  21

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$101,932,750	$0	$0	$101,932,750

Consumer discretionary	136,435,265	0	0	136,435,265

Financials	22,404,422	0	0	22,404,422

Health care	178,313,526	0	0	178,313,526

Industrials	75,129,855	0	0	75,129,855

Information technology	309,731,337	0	0	309,731,337

Materials	33,888,845	0	0	33,888,845

Real estate	5,066,066	0	0	5,066,066

Short-term investments

Investment companies	3,425,270	0	0	3,425,270

Total assets	$866,327,336	$0	$0	$866,327,336

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.800%

Next $500 million	0.750

Next $1 billion	0.700

Next $2 billion	0.675

Next $1 billion	0.650

Next $3 billion	0.640

Next $2 billion	0.615

Next $2 billion	0.605

Next $4 billion	0.580

Over $16 billion	0.555

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

22  |  Wells Fargo Omega Growth Fund

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class C shares, 1.55% for Class R shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $6,931 from the sale of Class A shares and $14 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $118,831,846 and $166,827,415, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo Omega Growth Fund  |  23

Notes to financial statements (unaudited)

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund did not have any securities on loan.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

24  |  Wells Fargo Omega Growth Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Omega Growth Fund  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

26  |  Wells Fargo Omega Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Omega Growth Fund  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

28  |  Wells Fargo Omega Growth Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Omega Growth Fund  |  29

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0020-03842 03-20

SA211/SAR211 01-20

Semi-Annual Report

January 31, 2020

Wells Fargo

Premier Large Company Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of January 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Premier Large Company Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the period began, U.S.-China trade tensions continued with no signs of compromise.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Premier Large Company Growth Fund for the six-month period that ended January 31, 2020. Despite some market volatility, the period was strongly positive for financial markets as supportive central banks more than offset concerns over slowing global economic growth and international trade tensions.

Overall, both fixed-income and equity investors enjoyed healthy annual returns, with U.S. markets leading the way. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 9.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 5.37%. The MSCI EM Index (Net)3 gained a more modest 3.36%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 4.20%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 1.58%, the Bloomberg Barclays Municipal Bond Index6 gained 3.33%, and the ICE BofA U.S. High Yield Index7 added 3.34%.

The period began with uncertainty, leading to central bank support.

In August as the period began, U.S.-China trade tensions continued with no signs of compromise. Evidence of a continued global economic slowdown mounted, and central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to global uncertainty, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protestors sustained their calls for reform, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

In the U.S., the Federal Reserve (Fed) cut interest rates a second time in the third quarter in September. U.S. manufacturing data disappointed investors. The U.S. Congress announced it would pursue an impeachment investigation of President Trump. Meanwhile, the Brexit impasse showed no signs of resolution. Officials in China said that hitting the country’s economic growth goals for the year would be difficult considering the weight of tariffs and trade restrictions. Although the S&P 500 Index finished the third quarter with the best year-to-date returns in more than 20 years, concerns about future returns remained.

The fourth quarter started on a strong note, with U.S.-China trade tensions relaxing in October along with renewed optimism for a U.K. Brexit deal and positive macroeconomic data. The initial estimate of U.S. third-quarter gross domestic product growth was a resilient 1.9% annualized rate, while the U.S. unemployment rate fell to a 50-year low of 3.5% in September. However, despite resilience among U.S. consumers, business

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Premier Large Company Growth Fund

Letter to shareholders (unaudited)

confidence declined while manufacturing activity contracted. Concerned with a potential economic slowdown, the Fed lowered interest rates another quarter point in late October, its third rate cut in four months. This helped push the S&P 500 Index to a new all-time high, while emerging market equities rallied and global bonds declined overall, reflecting a broad pickup in risk appetite.

Equity markets continued to rally in November despite ongoing geopolitical risks. Hopes for a U.S.-China trade deal buoyed investor confidence. U.S. business sentiment improved slightly, and manufacturing and services activity picked up. Throughout the month, central bank actions were on hold. With that positive backdrop, developed market equities outpaced those in emerging markets, and U.S. stocks, as reflected by the S&P 500 Index, outperformed non-U.S. stocks overall. While consumer confidence and purchasing manager activity rose in the eurozone, China reported weakening manufacturing and consumer data. Bond yields rose marginally, leading to slightly negative returns for global government and investment-grade corporate bonds.

Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal, with some details to be worked out. That, along with the landslide win by the pro-Brexit U.K. Conservative Party in a national election and ongoing central bank support, gave investors greater certainty and confidence. U.S. economic indicators were generally positive, with the exception of manufacturing activity and business confidence. However, consumer confidence was resilient, fed by a robust labor market, tame inflation, and lower interest rates, which boosted housing affordability and stimulated homebuyer activity. The impeachment of U.S. President Donald Trump, while historically noteworthy, had little impact on markets. Meanwhile, slowing Chinese economic activity, partly attributable to the trade war, led to further government stimulus at year-end through lower reserve ratios, allowing banks to lend more money.

The year-end rally continued in early January 2020. However, capital market volatility picked up in late January on concerns over the unknown impact of the coronavirus on the global economy and stock markets. With sentiment somewhat souring, perceived safe havens did well in January. The U.S. dollar and Japanese yen both rose and government bonds outperformed equities. While the S&P 500 Index held its ground, emerging market equities tumbled, including those in Asia that are most exposed to viruses—physical or economic—originating in China.

Following the end of the reporting period, the coronavirus continued its global spread, resulting in disruptions to global markets, including through border closings, restrictions on travel and large gatherings, expedited and enhanced health screenings, quarantines, cancellations, business and school closings, disruptions to employment and supply chains, reduced productivity, and reduced customer and client activity in multiple markets and sectors. The risk of further spreading of the coronavirus has led to significant uncertainty and volatility in the financial markets. The full extent of the coronavirus’s impact on the global economy cannot necessarily be foreseen and the impacts may be short term or may last for an extended period of time.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know

“Financial markets ended 2019 on a broadly positive note, with the U.S. and China reaching an accord on a Phase One trade deal.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Premier Large Company Growth Fund  |  3

Letter to shareholders (unaudited)

their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Premier Large Company Growth Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®‡ , CPA

Bob Gruendyke, CFA®‡

Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of January 31, 20201

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (EKJAX)	1-20-1998	18.38	12.03	13.75	25.56	13.36	14.43	1.15	1.11

Class C (EKJCX)	1-22-1998	23.46	12.49	13.57	24.46	12.49	13.57	1.90	1.86

Class R4 (EKJRX)[4]	11-30-2012	–	–	–	25.87	13.69	14.79	0.87	0.80

Class R6 (EKJFX)[5]	11-30-2012	–	–	–	26.13	13.87	14.92	0.72	0.65

Administrator Class (WFPDX)[6]	7-16-2010	–	–	–	25.69	13.50	14.58	1.07	1.00

Institutional Class (EKJYX)	6-30-1999	–	–	–	26.08	13.82	14.88	0.82	0.70

Russell 1000® Growth Index[7]	–	–	–	–	27.94	15.49	15.99	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

Wells Fargo Premier Large Company Growth Fund  |  5

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2020[8]

Amazon.com Incorporated	7.16

Microsoft Corporation	7.12

Alphabet Incorporated Class A	5.72

MasterCard Incorporated Class A	4.23

Visa Incorporated Class A	3.39

Microchip Technology Incorporated	2.59

CoStar Group Incorporated	2.29

Zoetis Incorporated	2.09

Facebook Incorporated Class A	2.02

Texas Instruments Incorporated	1.93

Sector distribution as of January 31, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Historical performance prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through November 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 0.80% for Class R4, 0.65% for Class R6, 1.00% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]

Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[6]

Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6  |  Wells Fargo Premier Large Company Growth Fund

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2019	Ending account value 1-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,080.40	$5.70	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.53	1.09%

Class C

Actual	$1,000.00	$1,075.44	$9.70	1.86%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%

Class R4

Actual	$1,000.00	$1,081.99	$4.19	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

Class R6

Actual	$1,000.00	$1,082.75	$3.40	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Administrator Class

Actual	$1,000.00	$1,081.54	$5.23	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%

Institutional Class

Actual	$1,000.00	$1,082.44	$3.66	0.70%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Premier Large Company Growth Fund  |  7

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Common Stocks: 100.19%

Communication Services: 12.11%

Entertainment: 2.00%
Live Nation Entertainment Incorporated †	452,720	$30,857,395
The Walt Disney Company	173,770	24,034,129

		54,891,524

Interactive Media & Services: 10.11%
Alphabet Incorporated Class A †	109,890	157,448,194
Alphabet Incorporated Class C †	19,818	28,423,570
Facebook Incorporated Class A †	275,850	55,696,874
Match Group Incorporated †«	171,830	13,440,543
Pinterest Incorporated Class A †	1,056,395	23,272,382

		278,281,563

Consumer Discretionary: 17.92%

Hotels, Restaurants & Leisure: 1.43%
Planet Fitness Incorporated Class A †	270,720	21,871,469
Royal Caribbean Cruises Limited	150,040	17,566,683

		39,438,152

Household Durables: 0.29%
Roku Incorporated †	65,480	7,919,806

Internet & Direct Marketing Retail: 7.83%
Amazon.com Incorporated †	98,070	196,995,170
MercadoLibre Incorporated †	27,880	18,484,440

		215,479,610

Specialty Retail: 5.99%
Burlington Stores Incorporated †	196,700	42,776,349
CarMax Incorporated †	293,465	28,477,844
Carvana Company †«	129,590	10,270,008
Five Below Incorporated †	204,970	23,206,703
Floor & Decor Holdings Incorporated †	375,640	18,522,808
O’Reilly Automotive Incorporated †	72,660	29,507,226
ULTA Beauty Incorporated †	44,880	12,023,801

		164,784,739

Textiles, Apparel & Luxury Goods: 2.38%
Deckers Outdoor Corporation †	134,420	25,662,122
Levi Strauss & Company Class A	708,039	13,905,886
lululemon athletica Incorporated †	108,510	25,976,209

		65,544,217

Consumer Staples: 2.92%

Beverages: 1.27%
The Coca-Cola Company	598,560	34,955,904

Food & Staples Retailing: 0.58%
Costco Wholesale Corporation	52,770	16,122,290

Personal Products: 1.07%
The Estee Lauder Companies Incorporated Class A	150,400	29,352,064

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Premier Large Company Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Financials: 4.45%

Capital Markets: 3.92%
CME Group Incorporated	201,760	$43,804,114
E*TRADE Financial Corporation	293,985	12,529,641
MarketAxess Holdings Incorporated	88,530	31,355,555
Tradeweb Markets Incorporated Class A	437,540	20,205,597

		107,894,907

Thrifts & Mortgage Finance: 0.53%
LendingTree Incorporated †«	46,510	14,473,912

Health Care: 9.30%

Biotechnology: 1.21%
Exact Sciences Corporation †	213,030	19,871,438
Vertex Pharmaceuticals Incorporated †	59,700	13,554,885

		33,426,323

Health Care Equipment & Supplies: 4.53%
Abbott Laboratories	458,720	39,972,861
Boston Scientific Corporation †	1,126,840	47,180,791
Insulet Corporation †	124,470	24,152,159
Novocure Limited †	164,700	13,416,462

		124,722,273

Health Care Technology: 0.79%
Veeva Systems Incorporated Class A †	147,500	21,624,975

Life Sciences Tools & Services: 0.68%
Repligen Corporation †	186,730	18,745,825

Pharmaceuticals: 2.09%
Zoetis Incorporated	428,748	57,542,269

Industrials: 11.75%

Aerospace & Defense: 0.92%
HEICO Corporation	207,312	25,381,208

Commercial Services & Supplies: 2.89%
Copart Incorporated †	321,170	32,585,908
Waste Connections Incorporated	486,165	46,822,551

		79,408,459

Industrial Conglomerates: 1.13%
Roper Technologies Incorporated	81,550	31,124,373

Professional Services: 3.65%
CoStar Group Incorporated †	96,680	63,131,073
TransUnion	407,220	37,342,074

		100,473,147

Road & Rail: 3.16%
CSX Corporation	136,000	10,382,240
Norfolk Southern Corporation	144,030	29,988,486
Union Pacific Corporation	260,430	46,726,351

		87,097,077

The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  9

Portfolio of investments—January 31, 2020 (unaudited)

	Shares	Value
Information Technology: 39.14%

Electronic Equipment, Instruments & Components: 0.53%
TE Connectivity Limited	157,500	$14,518,350

IT Services: 13.78%
Black Knight Incorporated †	21,240	1,421,381
Euronet Worldwide Incorporated †	188,106	29,653,030
Fidelity National Information Services Incorporated	156,090	22,423,889
Global Payments Incorporated	180,460	35,270,907
MasterCard Incorporated Class A	368,680	116,480,759
PayPal Holdings Incorporated †	309,100	35,203,399
Square Incorporated Class A †	150,138	11,213,807
Visa Incorporated Class A	468,770	93,271,167
WEX Incorporated †	158,240	34,325,421

		379,263,760

Semiconductors & Semiconductor Equipment: 6.66%
Microchip Technology Incorporated	732,450	71,399,226
Monolithic Power Systems Incorporated	137,730	23,575,244
NXP Semiconductors NV	277,370	35,187,158
Texas Instruments Incorporated	439,580	53,035,327

		183,196,955

Software: 18.01%
Adobe Incorporated †	134,419	47,199,888
Anaplan Incorporated †	462,300	26,623,857
Cloudflare Incorporated Class A †«	347,290	6,202,599
Dynatrace Incorporated †	867,373	27,157,449
HubSpot Incorporated †	117,267	21,218,291
Microsoft Corporation	1,151,810	196,072,616
Proofpoint Incorporated †	285,600	35,074,536
RealPage Incorporated †	192,400	11,226,540
RingCentral Incorporated Class A †	127,620	26,236,120
Salesforce.com Incorporated †	219,300	39,980,583
ServiceNow Incorporated †	95,820	32,409,199
Splunk Incorporated †	168,335	26,135,692

		495,537,370

Technology Hardware, Storage & Peripherals: 0.16%
Apple Incorporated	14,640	4,531,226

Materials: 1.49%

Chemicals: 1.49%
Linde plc	202,280	41,089,136

Real Estate: 1.11%

Equity REITs: 0.50%
SBA Communications Corporation	55,300	13,800,668

Real Estate Management & Development: 0.61%
CBRE Group Incorporated Class A †	275,670	16,829,654

Total Common Stocks (Cost $1,420,140,611)		2,757,451,736

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Premier Large Company Growth Fund

Portfolio of investments—January 31, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 0.81%

Investment Companies: 0.81%
Securities Lending Cash Investments LLC (l)(r)(u)	1.70%	18,861,232	$18,863,118
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.51	3,337,232	3,337,232

Total Short-Term Investments (Cost $22,200,350)			22,200,350

Total investments in securities (Cost $1,442,340,961)	101.00%	2,779,652,086

Other assets and liabilities, net	(1.00)	(27,481,168)

Total net assets	100.00%	$2,752,170,918

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	96,444,554	243,726,224	(321,309,546)	18,861,232	$532	$0	$567,503	#	$18,863,118
Wells Fargo Government Money Market Fund Select Class	2,551,452	217,566,147	(216,780,367)	3,337,232	0	0	67,969		3,337,232

					$532	$0	$635,472		$22,200,350	0.81%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  11

Statement of assets and liabilities—January 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $18,474,315 of securities loaned), at value (cost $1,420,140,611)	$2,757,451,736
Investments in affiliated securities, at value (cost $22,200,350)	22,200,350
Receivable for investments sold	15,914,336
Receivable for Fund shares sold	1,673,133
Receivable for dividends	805,624
Receivable for securities lending income, net	37,370
Prepaid expenses and other assets	85,194

Total assets	2,798,167,743

Liabilities
Payable upon receipt of securities loaned	18,858,012
Payable for investments purchased	6,082,245
Payable for Fund shares redeemed	18,416,241
Management fee payable	1,502,521
Administration fees payable	334,312
Distribution fee payable	89,249
Trustees’ fees and expenses payable	5,601
Accrued expenses and other liabilities	708,644

Total liabilities	45,996,825

Total net assets	$2,752,170,918

Net assets consist of
Paid-in capital	$1,370,614,903
Total distributable earnings	1,381,556,015

Total net assets	$2,752,170,918

Computation of net asset value and offering price per share
Net assets – Class A	$1,081,472,715
Shares outstanding – Class A1	76,450,553
Net asset value per share – Class A	$14.15
Maximum offering price per share – Class A2	$15.01
Net assets – Class C	$130,161,303
Shares outstanding – Class C1	12,933,058
Net asset value per share – Class C	$10.06
Net assets – Class R4	$3,185,240
Share outstanding – Class R4[1]	213,298
Net asset value per share – Class R4	$14.93
Net assets – Class R6	$871,859,606
Shares outstanding – Class R6[1]	57,391,138
Net asset value per share – Class R6	$15.19
Net assets – Administrator Class	$34,385,267
Shares outstanding – Administrator Class[1]	2,375,685
Net asset value per share – Administrator Class	$14.47
Net assets – Institutional Class	$631,106,787
Shares outstanding – Institutional Class[1]	41,743,531
Net asset value per share – Institutional Class	$15.12

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Premier Large Company Growth Fund

Statement of operations—six months ended January 31, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $60,596)	$8,082,125
Income from affiliated securities	348,379

Total investment income	8,430,504

Expenses
Management fee	8,904,699
Administration fees
Class A	1,105,462
Class C	146,077
Class R4	1,569
Class R6	124,561
Administrator Class	32,018
Institutional Class	410,592
Shareholder servicing fees
Class A	1,316,026
Class C	173,901
Class R4	1,961
Administrator Class	61,572
Distribution fee
Class C	521,382
Custody and accounting fees	61,151
Professional fees	27,493
Registration fees	66,376
Shareholder report expenses	107,575
Trustees’ fees and expenses	10,864
Other fees and expenses	27,145

Total expenses	13,100,424
Less: Fee waivers and/or expense reimbursements
Fund-level	(609,657)
Class A	(82,582)
Class C	(55)
Class R4	(52)
Class R6	(14,117)
Administrator Class	(911)
Institutional Class	(167,645)

Net expenses	12,225,405

Net investment loss	(3,794,901)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	57,139,284
Affiliated securities	532

Net realized gains on investments	57,139,816
Net change in unrealized gains (losses) on investments	155,946,069

Net realized and unrealized gains (losses) on investments	213,085,885

Net increase in net assets resulting from operations	$209,290,984

The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  13

Statement of changes in net assets

	Six months ended January 31, 2020 (unaudited)		Year ended July 31, 2019

Operations
Net investment loss		$(3,794,901)		$(5,976,680)
Net realized gains on investments		57,139,816		281,042,857
Net change in unrealized gains (losses) on investments		155,946,069		880,406

Net increase in net assets resulting from operations		209,290,984		275,946,583

Distributions to shareholders from net investment income and net realized gains
Class A		(79,445,426)		(157,260,447)
Class C		(13,534,953)		(37,119,006)
Class R4		(288,415)		(524,816)
Class R6		(58,912,621)		(27,912,392)
Administrator Class		(3,631,494)		(7,935,426)
Institutional Class		(44,767,006)		(149,877,161)

Total distributions to shareholders		(200,579,915)		(380,629,248)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,639,005	36,545,286	4,978,668	64,852,617
Class C	436,283	4,271,556	1,500,469	13,864,166
Class R4	8,057	117,769	40,306	500,326
Class R6	2,910,884	43,377,827	43,509,076	654,543,608
Administrator Class	121,964	1,731,063	330,627	4,405,388
Institutional Class	2,124,323	31,472,765	9,977,465	140,174,907

		117,516,266		878,341,012

Reinvestment of distributions
Class A	5,635,528	74,670,743	12,562,848	146,357,178
Class C	1,226,541	11,578,543	3,761,732	32,426,128
Class R4	20,542	287,184	42,768	522,194
Class R6	4,072,770	57,914,790	2,036,361	25,210,147
Administrator Class	258,688	3,507,809	643,091	7,646,354
Institutional Class	2,794,274	39,538,976	11,058,800	136,355,009

		187,498,045		348,517,010

Payment for shares redeemed
Class A	(5,895,893)	(81,941,522)	(12,892,646)	(172,044,344)
Class C	(3,413,478)	(34,496,843)	(7,522,098)	(72,094,200)
Class R4	(79,878)	(1,182,169)	(56,058)	(848,702)
Class R6	(3,851,679)	(57,333,081)	(3,699,221)	(52,309,727)
Administrator Class	(1,390,949)	(20,093,908)	(1,338,333)	(18,694,385)
Institutional Class	(5,919,616)	(87,605,003)	(44,233,595)	(636,259,361)

		(282,652,526)		(952,250,719)

Net increase in net assets resulting from capital share transactions		22,361,785		274,607,303

Total increase in net assets		31,072,854		169,924,638

Net assets
Beginning of period		2,721,098,064		2,551,173,426

End of period		$2,752,170,918		$2,721,098,064

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.19	$15.10	$15.34	$14.68	$16.28	$14.55
Net investment loss	(0.03)	(0.05)	(0.05)	(0.03)[1]	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	1.10	1.50	3.56	2.12	(0.52)	1.97

Total from investment operations	1.07	1.45	3.51	2.09	(0.55)	1.94
Distributions to shareholders from
Net realized gains	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$14.15	$14.19	$15.10	$15.34	$14.68	$16.28
Total return[2]	8.04%	12.97%	26.54%	16.01%	(3.22)%	13.46%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.15%	1.15%	1.14%	1.13%	1.16%
Net expenses	1.09%	1.11%	1.11%	1.11%	1.11%	1.12%
Net investment loss	(0.47)%	(0.40)%	(0.34)%	(0.20)%	(0.17)%	(0.18)%
Supplemental data
Portfolio turnover rate	17%	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$1,081,473	$1,050,751	$1,048,632	$986,791	$1,697,746	$2,280,107

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.45	$11.87	$12.86	$12.64	$14.27	$12.87
Net investment loss	(0.06)[1]	(0.12)[1]	(0.13)[1]	(0.12)[1]	(0.12)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	0.78	1.06	2.89	1.77	(0.46)	1.74

Total from investment operations	0.72	0.94	2.76	1.65	(0.58)	1.61
Distributions to shareholders from
Net realized gains	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$10.06	$10.45	$11.87	$12.86	$12.64	$14.27
Total return[2]	7.54%	12.09%	25.68%	15.05%	(3.92)%	12.65%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.90%	1.90%	1.89%	1.88%	1.91%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.86%	1.87%
Net investment loss	(1.24)%	(1.14)%	(1.09)%	(0.95)%	(0.92)%	(0.93)%
Supplemental data
Portfolio turnover rate	17%	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$130,161	$153,404	$201,138	$206,026	$296,896	$388,290

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R4		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.89	$15.69	$15.75	$15.00	$16.56	$14.75
Net investment income (loss)	(0.01)[1]	(0.03)	(0.00)[1,2]	0.01 [1]	0.02 [1]	0.02
Net realized and unrealized gains (losses) on investments	1.16	1.59	3.69	2.17	(0.53)	2.00

Total from investment operations	1.15	1.56	3.69	2.18	(0.51)	2.02
Distributions to shareholders from
Net realized gains	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$14.93	$14.89	$15.69	$15.75	$15.00	$16.56
Total return[3]	8.20%	13.21%	27.06%	16.30%	(2.91)%	13.82%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.87%	0.86%	0.85%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.18)%	(0.10)%	(0.02)%	0.09%	0.13%	0.13%
Supplemental data
Portfolio turnover rate	17%	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$3,185	$3,940	$3,727	$3,559	$3,988	$2,129

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
CLASS R6		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.12	$15.87	$15.87	$15.08	$16.62	$14.77
Net investment income (loss)	(0.00)[1,2]	(0.00)[1,2]	0.02 [1]	0.03 [1]	0.04 [1]	0.05
Net realized and unrealized gains (losses) on investments	1.18	1.61	3.73	2.19	(0.53)	2.01

Total from investment operations	1.18	1.61	3.75	2.22	(0.49)	2.06
Distributions to shareholders from
Net realized gains	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$15.19	$15.12	$15.87	$15.87	$15.08	$16.62
Total return[3]	8.27%	13.40%	27.27%	16.48%	(2.78)%	14.00%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.71%	0.72%	0.71%	0.70%	0.68%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.03)%	(0.02)%	0.12%	0.25%	0.28%	0.29%
Supplemental data
Portfolio turnover rate	17%	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$871,860	$820,383	$196,934	$170,657	$179,198	$166,768

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.48	$15.35	$15.52	$14.82	$16.41	$14.63
Net investment loss	(0.03)[1]	(0.04)[1]	(0.03)[1]	(0.01)[1]	(0.00)[1,2]	(0.00)[2]
Net realized and unrealized gains (losses) on investments	1.13	1.53	3.61	2.14	(0.54)	1.99

Total from investment operations	1.10	1.49	3.58	2.13	(0.54)	1.99
Distributions to shareholders from
Net realized gains	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period[3]	$14.47	$14.48	$15.35	$15.52	$14.82	$16.41
Total return	8.15%	13.02%	26.70%	16.14%	(3.13)%	13.73%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.07%	1.06%	1.04%	1.00%
Net expenses	1.00%	1.00%	1.00%	1.00%	0.98%	0.95%
Net investment loss	(0.38)%	(0.29)%	(0.22)%	(0.06)%	(0.02)%	(0.01)%
Supplemental data
Portfolio turnover rate	17%	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$34,385	$49,042	$57,582	$82,998	$292,900	$1,129,970

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2020 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.06	$15.82	$15.84	$15.06	$16.61	$14.77
Net investment income (loss)	(0.01)[1]	0.00 [1,2]	0.01 [1]	0.02 [1]	0.03 [1]	0.03
Net realized and unrealized gains (losses) on investments	1.18	1.60	3.72	2.19	(0.53)	2.02

Total from investment operations	1.17	1.60	3.73	2.21	(0.50)	2.05
Distributions to shareholders from
Net realized gains	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)	(0.21)
Net asset value, end of period	$15.12	$15.06	$15.82	$15.84	$15.06	$16.61
Total return[3]	8.24%	13.38%	27.17%	16.44%	(2.85)%	14.01%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.82%	0.81%	0.80%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.08)%	0.02%	0.07%	0.19%	0.23%	0.23%
Supplemental data
Portfolio turnover rate	17%	60%	45%	65%	47%	44%
Net assets, end of period (000s omitted)	$631,107	$643,578	$1,043,161	$949,344	$1,097,976	$1,313,281

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Premier Large Company Growth Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of

Wells Fargo Premier Large Company Growth Fund  |  21

Notes to financial statements (unaudited)

securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2020, the aggregate cost of all investments for federal income tax purposes was $1,443,136,533 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,343,729,050

Gross unrealized losses	(7,213,497)

Net unrealized gains	$1,336,515,553

As of July 31, 2019, the Fund had a qualified late-year ordinary loss of $4,559,091 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22  |  Wells Fargo Premier Large Company Growth Fund

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$333,173,087	$0	$0	$333,173,087

Consumer discretionary	493,166,524	0	0	493,166,524

Consumer staples	80,430,258	0	0	80,430,258

Financials	122,368,819	0	0	122,368,819

Health care	256,061,665	0	0	256,061,665

Industrials	323,484,264	0	0	323,484,264

Information technology	1,077,047,661	0	0	1,077,047,661

Materials	41,089,136	0	0	41,089,136

Real estate	30,630,322	0	0	30,630,322

Short-term investments

Investment companies	22,200,350	0	0	22,200,350

Total assets	$2,779,652,086	$0	$0	$2,779,652,086

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended January 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.700%

Next $500 million	0.675

Next $1 billion	0.650

Next $2 billion	0.625

Next $1 billion	0.600

Next $3 billion	0.590

Next $2 billion	0.565

Next $2 billion	0.555

Next $4 billion	0.530

Over $16 billion	0.505

For the six months ended January 31, 2020, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.

Wells Fargo Premier Large Company Growth Fund  |  23

Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R4	0.08

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 1.00% for Administrator Class shares, and 0.70% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2020, Funds Distributor received $10,659 from the sale of Class A shares and $14 in contingent deferred sales charges from redemptions of Class C. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2020 were $461,581,765 and $633,111,391, respectively.

24  |  Wells Fargo Premier Large Company Growth Fund

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$810,500	$(810,500)	$0

BNP Paribas Securities Corp.	1,223,391	(1,223,391)	0

Citigroup Global Markets Inc.	20,757	(20,757)	0

JPMorgan Securities LLC	5,900,440	(5,900,440)	0

Morgan Stanley & Co. LLC	10,519,227	(10,519,227)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended January 31, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund invests a concentration of its portfolio in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Wells Fargo Premier Large Company Growth Fund  |  25

Notes to financial statements (unaudited)

11. SUBSEQUENT EVENT

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 is adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impact may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and the value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19.

26  |  Wells Fargo Premier Large Company Growth Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Premier Large Company Growth Fund  |  27

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 149 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

28  |  Wells Fargo Premier Large Company Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock[3] (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Premier Large Company Growth Fund  |  29

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 85 funds and Assistant Treasurer of 64 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Pamela Wheelock was re-appointed to the Board effective January 1, 2020.

30  |  Wells Fargo Premier Large Company Growth Fund

Appendix (unaudited)

Effective on or about May 1, 2020, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Shares acquired through a right of reinstatement.

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC waivers on Class A and Class C shares available at Janney

Shares sold upon the death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares purchased in connection with a return of excess contributions from an IRA account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

Shares acquired through a right of reinstatement.

Shares exchanged into the same share class of a different fund.
Front-end sales charge* discounts available at Janney; breakpoints, rights of accumulation and/or letters of intent

Breakpoints as described in the Fund’s Prospectus.

Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Wells Fargo Premier Large Company Growth Fund  |  31

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0020-03845 03-20

SA212/SAR212 01-20

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/	Andrew Owen
Andrew Owen
President

Date:	March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/	Andrew Owen
Andrew Owen
President

Date:	March 31, 2020

By:
/s/	Nancy Wiser
Nancy Wiser
Treasurer

Date:	March 31, 2020

By:
/s/	Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 31, 2020